UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22480

Adviser Managed Trust

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

CT Corporation

155 Federal Street

Boston, MA 02110

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: July 31, 2017

Date of reporting period: April 30, 2017

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Tactical Offensive Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.7%
Australia — 1.4%
AGL Energy	20,847	$417
Alumina	70,920	98
Amcor	36,009	423
AMP	92,879	372
APA Group	32,284	221
Aristocrat Leisure	15,690	230
ASX	5,609	213
Aurizon Holdings	60,649	234
AusNet Services	52,822	69
Australia & New Zealand Banking Group	89,355	2,189
Bank of Queensland	11,308	101
Bendigo & Adelaide Bank	14,087	130
BHP Billiton	97,763	1,734
Boral	38,313	176
Brambles	48,758	377
Caltex Australia	7,822	175
Challenger	16,532	163
CIMIC Group	2,912	81
Coca-Cola Amatil	16,592	116
Cochlear	1,657	173
Commonwealth Bank of Australia	52,387	3,424
Computershare	13,507	149
Crown Resorts	10,552	99
CSL	13,791	1,367
Dexus Property Group ††	28,043	214
Domino’s Pizza Enterprises	1,778	81
DUET Group	83,709	189
Flight Centre Travel Group	1,608	38
Fortescue Metals Group	45,106	179
Goodman Group ††	58,022	352
GPT Group ††	52,060	204
Harvey Norman Holdings	16,099	50
Healthscope	50,269	83
Incitec Pivot	48,881	139
Insurance Australia Group	70,442	327
Lend Lease Group	15,997	192
Macquarie Group	9,337	649
Medibank	79,789	174
Mirvac Group ††	107,231	182
National Australia Bank	81,164	2,064
Newcrest Mining	23,896	378
Oil Search	39,704	214
Orica	10,819	150
Origin Energy	56,799	305
Qantas Airways	14,938	47
QBE Insurance Group	43,804	422
Ramsay Health Care	4,098	220
REA Group	1,526	70
Rio Tinto	13,024	589
Santos	59,937	156
Scentre Group ††	161,974	522

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Seek	9,480	$121
Sonic Healthcare	11,545	191
South32	172,021	358
Stockland ††	72,496	263
Suncorp Group	40,179	415
Sydney Airport	32,104	165
Tabcorp Holdings	24,089	86
Tatts Group	42,430	136
Telstra	130,856	413
TPG Telecom	9,833	43
Transurban Group	62,173	567
Treasury Wine Estates	21,385	192
Vicinity Centres ††	97,487	210
Vocus Group	14,500	37
Wesfarmers	34,853	1,121
Westfield ††	60,616	412
Westpac Banking	101,914	2,672
Woodside Petroleum	22,878	551
Woolworths	39,955	803

		29,677

Austria — 0.0%
ANDRITZ	2,109	117
Erste Group Bank	9,299	332
OMV	4,267	196
Raiffeisen Bank International	3,395	77
voestalpine	3,295	138

		860

Belgium — 0.2%
Ageas	5,835	239
Anheuser-Busch InBev	23,137	2,605
Colruyt	1,951	100
Groupe Bruxelles Lambert	2,580	247
KBC Group	7,758	560
Proximus	4,407	135
Solvay	2,349	299
Telenet Group Holding *	1,528	93
UCB	4,092	319
Umicore	2,758	161

		4,758

Brazil — 0.4%
AES Tiete Energia	14,510	61
Ambev	211,691	1,208
Banco Bradesco	38,210	389
Banco do Brasil	38,200	391
Banco Santander Brasil	19,200	164
BB Seguridade Participacoes	32,100	299
BM&FBovespa - Bolsa de Valores Mercadorias e Futuros	94,579	560
BR Malls Participacoes *	30,990	137
BRF	27,900	346
CCR	56,748	313

Adviser Managed Trust / Quarterly Report / April 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Centrais Eletricas Brasileiras *	11,500	$64
Cia de Saneamento Basico do Estado de Sao Paulo	15,500	141
Cia Siderurgica Nacional *	38,000	91
Cielo	56,040	422
Cosan Industria e Comercio	6,000	69
CPFL Energia	9,970	81
Duratex	16,300	46
EDP - Energias do Brasil	18,847	79
Embraer	33,400	160
Engie Brasil Energia	9,500	102
Equatorial Energia	9,000	162
Fibria Celulose *	11,800	108
Hypermarcas	15,900	149
JBS	33,100	106
Klabin	29,365	145
Kroton Educacional	63,400	298
Localiza Rent a Car	9,900	146
Lojas Americanas	11,399	49
Lojas Renner	30,400	280
M Dias Branco	5,100	78
Multiplan Empreendimentos Imobiliarios	4,219	90
Natura Cosmeticos	8,400	80
Odontoprev	16,300	58
Petroleo Brasileiro *	136,500	612
Porto Seguro	5,800	52
Qualicorp	12,400	87
Raia Drogasil	11,300	237
Rumo *	39,659	108
Sul America	10,642	57
TIM Participacoes	42,200	136
Ultrapar Participacoes	16,600	368
Vale	59,000	502
WEG	26,000	144

		9,175

Canada — 0.1%
Atlantic Power *	12,789	32
IMAX *	6,728	205
Masonite International *	3,505	292
MDC Partners, Cl A	6,541	59
Tahoe Resources	15,200	122
Teekay	5,810	50
Thomson Reuters	16,600	754

		1,514

Chile — 0.1%
AES Gener	139,105	53
Aguas Andinas, Cl A	110,966	63
Banco de Chile	1,071,211	129
Banco de Credito e Inversiones	1,728	96
Banco Santander Chile	3,038,891	180
Cencosud	61,576	175

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cia Cervecerias Unidas	7,031	$91
Colbun	369,931	82
Empresa Nacional de Telecomunicaciones *	7,975	96
Empresas CMPC	57,207	134
Empresas COPEC	20,357	228
Enel Americas	1,327,127	263
Enel Chile	879,593	97
Enel Generacion Chile	148,748	114
Itau CorpBanca	6,192,200	56
Latam Airlines Group *	14,011	177
SACI Falabella	27,315	219

		2,253

China — 1.5%
AAC Technologies Holdings	33,500	492
Agricultural Bank of China, Cl H	1,110,000	512
Air China, Cl H	102,000	90
Aluminum Corp of China, Cl H *	228,000	112
Anhui Conch Cement, Cl H	57,500	201
ANTA Sports Products	57,000	160
AviChina Industry & Technology, Cl H	108,000	72
Baidu ADR *	11,800	2,127
Bank of China, Cl H	3,638,000	1,763
Bank of Communications, Cl H	398,000	306
Beijing Capital International Airport, Cl H	80,000	113
Byd, Cl H	31,000	183
CGN Power, Cl H (A)	501,000	151
China Cinda Asset Management, Cl H	408,000	155
China CITIC Bank, Cl H	409,000	259
China Coal Energy, Cl H	129,000	63
China Communications Construction, Cl H	203,000	279
China Communications Services, Cl H	148,000	84
China Construction Bank, Cl H	3,880,000	3,153
China Everbright Bank, Cl H	174,000	82
China Galaxy Securities, Cl H	152,500	139
China Longyuan Power Group, Cl H	163,000	125
China Merchants Bank, Cl H	172,500	448
China National Building Material, Cl H	162,000	108
China Oilfield Services, Cl H	90,000	83
China Pacific Insurance Group, Cl H	118,400	438
China Petroleum & Chemical, Cl H	1,132,000	917
China Railway Construction, Cl H	103,000	144
China Railway Group, Cl H	187,000	159
China Telecom, Cl H	628,000	307
China Vanke, Cl H	61,900	157
Chongqing Changan Automobile, Cl B	45,400	60
Chongqing Rural Commercial Bank, Cl H	151,000	104
CITIC Securities, Cl H	99,000	208
COSCO SHIPPING Development, Cl H *	54,000	12
COSCO SHIPPING Holdings, Cl H *	1,500	1
Country Garden Holdings	295,000	281

2	Adviser Managed Trust / Quarterly Report / April 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CRRC	192,000	$187
ENN Energy Holdings	36,000	195
Fosun International	121,000	183
Great Wall Motor, Cl H	167,000	181
Guangzhou R&F Properties	59,200	100
Huaneng Power International, Cl H	198,000	137
Industrial & Commercial Bank of China, Cl H	3,357,000	2,193
Jiangsu Expressway, Cl H	70,000	103
Jiangxi Copper, Cl H	78,000	122
Kingsoft	50,000	143
NetEase ADR	3,600	955
New Oriental Education & Technology Group ADR *	6,100	394
PetroChina, Cl H	940,000	662
PICC Property & Casualty, Cl H	208,000	335
Ping An Insurance Group of China, Cl H	240,500	1,354
Shandong Weigao Group Medical Polymer, Cl H	112,000	82
Shanghai Electric Group, Cl H	144,000	68
Shanghai Fosun Pharmaceutical Group, Cl H	22,000	83
Shanghai Lujiazui Finance & Trade Zone Development, Cl B	51,840	83
Shanghai Pharmaceuticals Holding, Cl H	38,100	101
Shenzhou International Group Holdings	26,000	171
Shimao Property Holdings	58,500	94
SINA *	2,800	215
Sino-Ocean Group Holding	157,000	77
Sinopec Engineering Group, Cl H	81,500	80
Sinopec Shanghai Petrochemical, Cl H	190,000	106
Sinopharm Group, Cl H	54,400	244
Sinotrans, Cl H	113,000	51
SOHO China	113,000	62
Sun Art Retail Group	122,500	126
Tencent Holdings	254,300	7,958
Tingyi Cayman Islands Holding	108,000	139
Travelsky Technology, Cl H	56,000	148
Tsingtao Brewery, Cl H	20,000	90
Vipshop Holdings ADR *	21,600	300
Want Want China Holdings	264,000	190
Weichai Power, Cl H	62,000	101
Yanzhou Coal Mining, Cl H	98,000	85
YY ADR *	1,800	88
Zhuzhou CSR Times Electric, Cl H	25,500	131
Zijin Mining Group, Cl H	288,000	102
ZTE, Cl H	41,400	80

		32,347

Colombia — 0.0%
Cementos Argos	20,851	84
Ecopetrol	210,420	97

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Financiera Colombiana	4,870	$46
Grupo Argos	12,098	84
Grupo de Inversiones Suramericana	10,128	133
Interconexion Electrica ESP	18,670	74

		518

Czech Republic — 0.0%
Central European Media Enterprises, Cl A *	8,376	34
CEZ	7,360	129
Komercni banka	3,469	135
Moneta Money Bank (A)	23,296	75
O2 Czech Republic	5,020	59

		432

Denmark — 0.3%
AP Moller - Maersk, Cl A	111	184
AP Moller - Maersk, Cl B	211	365
Carlsberg, Cl B	3,452	345
Chr Hansen Holding	2,865	193
Coloplast, Cl B	3,511	301
Danske Bank	21,106	766
DONG Energy (A)	4,891	193
DSV	5,577	311
Genmab *	1,848	367
ISS	4,841	201
Novo Nordisk, Cl B	58,386	2,271
Novozymes, Cl B	6,760	292
Pandora	3,366	364
TDC	23,500	126
Tryg	3,356	64
Vestas Wind Systems	6,846	589
William Demant Holding *	3,548	81

		7,013

Finland — 0.2%
Elisa	4,121	140
Fortum	12,869	187
Kone, Cl B	10,407	477
Metso	3,267	117
Neste	3,714	152
Nokia	180,562	1,032
Nokian Renkaat	3,317	143
Orion, Cl B	2,965	170
Sampo, Cl A	13,701	656
Stora Enso, Cl R	15,961	190
UPM-Kymmene	16,704	441
Wartsila	4,286	261

		3,966

France — 1.9%
Accor	5,114	233
Aeroports de Paris	860	115
Air Liquide	11,950	1,439
Alstom	4,444	141

Adviser Managed Trust / Quarterly Report / April 30, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Arkema	1,942	$206
Atos	2,776	364
AXA	59,480	1,587
BNP Paribas	32,353	2,282
Bollore	25,286	103
Bouygues	6,000	252
Bureau Veritas	7,674	178
Capital Gemini	5,060	506
Carrefour	16,800	396
Casino Guichard Perrachon	1,640	99
Christian Dior	1,692	464
Cie de Saint-Gobain	14,968	808
Cie Generale des Etablissements Michelin	5,505	719
CNP Assurances	4,973	104
Credit Agricole	34,215	509
Danone	18,170	1,270
Dassault Aviation	67	91
Dassault Systemes	3,958	353
Edenred	6,005	154
Eiffage	1,659	140
Electricite de France	9,816	82
Engie	47,974	676
Essilor International	6,450	835
Eurazeo	1,174	80
Eurofins Scientific	324	159
Eutelsat Communications	5,058	120
Fonciere Des Regions ††	966	86
Gecina ††	1,191	169
Groupe Eurotunnel	13,544	149
Hermes International	819	392
ICADE ††	1,074	80
Iliad	765	186
Imerys	1,037	89
Ingenico Group	1,590	144
JCDecaux	2,153	76
Kering	2,296	711
Klepierre ††	6,375	250
Lagardere	3,419	105
Legrand	8,260	535
L’Oreal	7,728	1,539
LVMH Moet Hennessy Louis Vuitton	8,531	2,104
Natixis	27,188	189
Orange	60,964	943
Pernod Ricard	6,396	800
Peugeot	15,163	318
Publicis Groupe	5,892	425
Remy Cointreau	649	65
Renault	5,924	552
Rexel	8,746	156
Safran	9,584	793
Sanofi	35,295	3,329
Schneider Electric	17,305	1,366

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SCOR	4,728	$187
SEB	667	107
SFR Group *	3,174	104
Societe BIC	833	94
Societe Generale	23,019	1,259
Sodexo	2,875	365
Suez	11,521	189
Thales	3,434	361
TOTAL	69,954	3,593
Unibail-Rodamco ††	2,963	727
Valeo	7,396	532
Veolia Environnement	15,376	292
Vinci	15,269	1,299
Vivendi *	31,661	628
Wendel	834	117
Zodiac Aerospace	5,908	143

		40,013

Germany — 1.7%
adidas	5,751	1,152
Allianz	13,889	2,644
Axel Springer	1,250	70
BASF	27,969	2,725
Bayer	25,169	3,113
Bayerische Motoren Werke	10,195	973
Beiersdorf	3,138	312
Brenntag	4,902	291
Commerzbank	33,180	325
Continental	3,318	742
Covestro (A)	2,927	228
Daimler	29,302	2,183
Deutsche Bank	62,936	1,133
Deutsche Boerse	5,966	584
Deutsche Lufthansa	6,729	116
Deutsche Post	29,847	1,073
Deutsche Telekom	98,883	1,734
Deutsche Wohnen	10,535	360
E.ON	69,263	540
Evonik Industries	5,173	173
Fraport Frankfurt Airport Services Worldwide	1,204	95
Fresenius & KGaA	12,535	1,016
Fresenius Medical Care & KGaA	6,601	585
GEA Group	5,298	225
Hannover Rueck	1,747	209
HeidelbergCement	4,400	407
Henkel & KGaA	3,197	373
HOCHTIEF	602	108
HUGO BOSS	1,938	147
Infineon Technologies	34,213	708
Innogy (A)	4,679	172
K+S	5,545	132

4	Adviser Managed Trust / Quarterly Report / April 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
LANXESS	2,652	$191
Linde	5,717	1,027
MAN	1,021	107
Merck KGaA	4,023	472
METRO	5,165	170
Muenchener Rueckversicherungs- Gesellschaft in Muenchen	4,922	943
OSRAM Licht	2,578	173
ProSiebenSat.1 Media	7,390	314
QIAGEN	6,958	208
RWE	14,178	235
SAP	29,914	2,999
Siemens	23,269	3,335
Symrise	3,924	275
Telefonica Deutschland Holding	21,545	104
ThyssenKrupp	11,482	273
TUI	14,450	210
United Internet	3,564	164
Volkswagen	940	151
Vonovia	14,361	520
Zalando *(A)	2,505	110

		36,629

Greece — 0.0%
Alpha Bank AE *	65,706	140
Costamare	4,176	28
Eurobank Ergasias *	68,356	55
FF Group *	1,785	38
Hellenic Telecommunications Organization	8,266	80
JUMBO	4,857	77
National Bank of Greece *	222,352	69
OPAP	9,582	95
Piraeus Bank *	243,852	52
Titan Cement	2,299	60

		694

Hong Kong — 1.3%
3SBio *(A)	60,300	80
AIA Group	367,600	2,545
Alibaba Health Information Technology *	190,000	74
Alibaba Pictures Group *	580,000	94
ASM Pacific Technology	7,000	104
Bank of East Asia	35,025	145
Beijing Enterprises Holdings	24,000	117
Beijing Enterprises Water Group	204,000	156
Belle International Holdings	297,000	201
BOC Hong Kong Holdings	114,500	471
Brilliance China Automotive Holdings	140,000	235
Cathay Pacific Airways	34,000	49
Cheung Kong Infrastructure Holdings	21,000	184
Cheung Kong Property Holdings	81,776	587
China Conch Venture Holdings	68,500	137
China Everbright	50,000	114

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
China Everbright International	116,000	$157
China Evergrande Group	193,000	206
China Gas Holdings	82,000	129
China Huarong Asset Management, Cl H *(A)	313,200	132
China Huishan Dairy Holdings	228,000	12
China Life Insurance, Cl H	330,000	1,003
China Medical System Holdings	64,000	111
China Mengniu Dairy	125,000	242
China Merchants Port Holdings	61,048	175
China Minsheng Banking, Cl H	268,000	264
China Mobile	283,500	3,024
China Overseas Land & Investment	174,000	506
China Power International Development	190,000	71
China Resources Enterprise	88,000	212
China Resources Gas Group	44,000	149
China Resources Land	124,000	344
China Resources Power Holdings	90,000	162
China Shenhua Energy, Cl H	154,500	360
China Southern Airlines, Cl H	98,000	65
China State Construction International Holdings	96,000	174
China Taiping Insurance Holdings *	75,800	189
China Unicom	272,000	351
CITIC	198,000	287
CK Hutchison Holdings	82,500	1,031
CLP Holdings	50,000	527
CNOOC	824,000	961
COSCO SHIPPING Ports	26,000	28
CSPC Pharmaceutical Group	190,000	264
Dongfeng Motor Group, Cl H	126,000	133
Far East Horizon	99,000	91
First Pacific	62,000	48
Franshion Properties China	200,000	65
Fullshare Holdings	337,200	109
Fuyao Glass Industry Group, Cl H (A)	26,000	92
Galaxy Entertainment Group	72,000	401
GCL-Poly Energy Holdings *	696,000	84
Geely Automobile Holdings	245,000	331
Genting Singapore	175,000	140
GF Securities, Cl H	63,600	132
GOME Electrical Appliances Holding	606,000	83
Guangdong Investment	134,000	207
Guangzhou Automobile Group, Cl H	110,000	171
Haier Electronics Group	72,000	167
Haitian International Holdings	34,000	83
Haitong Securities, Cl H	139,200	230
Hang Lung Group	26,000	108
Hang Lung Properties	65,000	171
Hang Seng Bank	23,300	472
Henderson Land Development	34,200	217
Hengan International Group	32,500	243

Adviser Managed Trust / Quarterly Report / April 30, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
HengTen Networks Group *	1,845,800	$35
HK Electric Investments & HK Electric Investments (A)	76,500	68
HKT Trust & HKT	122,000	156
Hong Kong & China Gas	233,400	466
Hong Kong Exchanges & Clearing	34,895	860
Huaneng Renewables, Cl H	218,000	76
Huatai Securities, Cl H (A)	68,200	132
Hysan Development	18,000	85
Kerry Properties	19,000	71
Kunlun Energy	152,000	137
Lenovo Group	332,000	213
Li & Fung	170,000	71
Link ††	68,500	493
Longfor Properties	76,500	133
Melco Resorts & Entertainment ADR	5,513	121
MGM China Holdings	27,600	63
MTR	46,639	269
New China Life Insurance, Cl H	42,300	209
New World Development	167,082	208
Nine Dragons Paper Holdings	104,000	112
NWS Holdings	45,180	85
PCCW	121,000	68
People’s Insurance Group of China, Cl H	328,000	135
Power Assets Holdings	43,000	387
Semiconductor Manufacturing International *	131,200	166
Shanghai Industrial Holdings	25,000	79
Shangri-La Asia	36,000	52
Sino Biopharmaceutical	210,000	173
Sino Land	88,862	151
SJM Holdings	57,000	55
Sun Hung Kai Properties	44,000	660
Sunac China Holdings	111,000	145
Sunny Optical Technology Group	32,600	268
Swire Pacific, Cl A	17,500	169
Swire Properties	33,800	113
Techtronic Industries	40,000	172
WH Group (A)	238,177	213
Wharf Holdings	42,000	359
Wheelock	24,000	187
Wynn Macau	45,200	99
Yue Yuen Industrial Holdings	21,500	85
Zhejiang Expressway, Cl H	84,000	105

		28,111

Hungary — 0.0%
MOL Hungarian Oil & Gas	2,033	153
OTP Bank	9,779	275
Richter Gedeon	5,643	137

		565

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
India — 0.2%
Dr Reddy’s Laboratories ADR	4,000	$163
ICICI Bank ADR	30,000	257
Infosys ADR	75,000	1,092
Reliance Industries GDR *(A)	25,000	1,081
Tata Motors ADR	11,100	396
Wipro ADR	30,000	296

		3,285

Indonesia — 0.2%
Adaro Energy	610,500	81
AKR Corporindo	92,500	47
Astra International	938,500	630
Bank Central Asia	569,500	758
Bank Danamon Indonesia	173,000	63
Bank Mandiri Persero	434,500	381
Bank Negara Indonesia Persero	339,000	162
Bank Rakyat Indonesia Persero	517,000	500
Bumi Serpong Damai	379,000	51
Charoen Pokphand	364,000	87
Gudang Garam	22,000	110
Hanjaya Mandala Sampoerna	425,000	122
Indocement Tunggal Prakarsa	72,000	92
Indofood CBP Sukses Makmur	112,000	74
Indofood Sukses Makmur	202,000	127
Jasa Marga Persero	114,204	40
Kalbe Farma	982,000	117
Lippo Karawaci	353,500	21
Matahari Department Store	112,000	123
Media Nusantara Citra	261,500	36
Pakuwon Jati	1,021,000	48
Perusahaan Gas Negara Persero *	535,500	98
Semen Indonesia Persero	138,000	91
Summarecon Agung	489,500	50
Surya Citra Media	298,000	64
Telekomunikasi Indonesia Persero	2,178,500	714
Tower Bersama Infrastructure	118,500	52
Unilever Indonesia	71,000	237
United Tractors	84,000	169
Waskita Karya Persero	244,500	44
XL Axiata *	188,250	45

		5,234

Ireland — 0.6%
Accenture, Cl A	34,364	4,168
Alkermes *	8,100	472
Ardmore Shipping	3,445	27
Bank of Ireland *	796,985	200
CRH	25,458	928
Eaton	25,000	1,891
Endo International *	10,400	118
Experian	29,497	633
Horizon Pharma *	18,959	292

6	Adviser Managed Trust / Quarterly Report / April 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ingersoll-Rand	14,100	$1,251
Kerry Group, Cl A	4,931	403
Mallinckrodt *	6,000	282
Paddy Power Betfair	2,304	257
Pentair	9,000	581
Perrigo	7,400	547
Prothena *	4,035	218
Ryanair Holdings ADR *	1,061	98
Weatherford International *	55,000	317

		12,683

Israel — 0.1%
Azrieli Group	1,230	65
Bank Hapoalim	30,841	193
Bank Leumi Le-Israel *	48,245	226
Bezeq The Israeli Telecommunication	60,090	101
Check Point Software Technologies *	4,066	423
Elbit Systems	695	83
Frutarom Industries	1,133	67
Israel Chemicals	14,778	64
Mizrahi Tefahot Bank	4,031	65
Nice	1,758	120
Silicom	615	33
Stratasys *	5,719	142
Teva Pharmaceutical Industries	25,786	816
Teva Pharmaceutical Industries ADR	2,155	68

		2,466

Italy — 0.4%
Assicurazioni Generali	35,967	569
Atlantia	13,271	336
CNH Industrial	33,258	367
Enel	235,342	1,118
Eni	78,228	1,216
EXOR	3,210	180
Ferrari	3,558	268
Fiat Chrysler Automobiles *	29,323	332
Intesa Sanpaolo	408,188	1,184
Leonardo *	11,725	184
Luxottica Group	5,501	319
Mediobanca	16,403	158
Poste Italiane (A)	15,136	104
Prysmian	5,651	163
Saipem	176,438	76
Snam	76,283	337
Telecom Italia	528,711	439
Terna Rete Elettrica Nazionale	43,675	220
UniCredit	57,495	935
UnipolSai Assicurazioni	32,793	75

		8,580

Japan — 4.4%
ABC-Mart	1,000	56

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Acom	11,600	$52
Aeon	21,100	313
AEON Financial Service	3,000	58
Aeon Mall	3,300	56
Air Water	5,000	96
Aisin Seiki	6,200	303
Ajinomoto	16,700	325
Alfresa Holdings	5,400	97
Alps Electric	5,400	159
Amada Holdings	9,900	118
ANA Holdings	34,000	102
Aozora Bank	34,000	124
Asahi Glass	33,000	286
Asahi Group Holdings	12,100	456
Asahi Kasei	40,000	381
Asics	4,600	81
Astellas Pharma	66,700	878
Bandai Namco Holdings	5,800	182
Bank of Kyoto	9,000	71
Benesse Holdings	1,900	57
Bridgestone	19,600	817
Brother Industries	6,800	140
Calbee	2,300	80
Canon	32,800	1,088
Casio Computer	6,600	93
Central Japan Railway	4,400	738
Chiba Bank	20,000	134
Chubu Electric Power	20,500	275
Chugai Pharmaceutical	6,500	230
Chugoku Bank	4,900	73
Chugoku Electric Power	8,100	88
Coca-Cola Bottlers Japan	3,700	110
Concordia Financial Group	34,000	156
Credit Saison	4,300	78
CYBERDYNE *	3,000	42
Dai Nippon Printing	16,000	178
Daicel	8,500	98
Dai-ichi Life Holdings	33,100	563
Daiichi Sankyo	18,700	415
Daikin Industries	7,100	689
Daito Trust Construction	2,100	309
Daiwa House Industry	17,600	523
Daiwa House Investment, Cl A ††	40	101
Daiwa Securities Group	52,000	316
DeNA	3,100	66
Denso	14,600	629
Dentsu	6,900	389
Don Quijote Holdings	3,400	124
East Japan Railway	10,000	893
Eisai	7,800	409
Electric Power Development	4,200	97
FamilyMart UNY Holdings	2,400	136

Adviser Managed Trust / Quarterly Report / April 30, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
FANUC	5,900	$1,199
Fast Retailing	1,600	522
Fuji Electric	16,000	88
FUJIFILM Holdings	13,500	501
Fujitsu	60,000	374
Fukuoka Financial Group	22,000	100
Hachijuni Bank	11,800	70
Hakuhodo DY Holdings	6,200	75
Hamamatsu Photonics	4,100	120
Hankyu Hanshin Holdings	7,700	254
Hikari Tsushin	600	58
Hino Motors	7,500	94
Hirose Electric	900	121
Hiroshima Bank	14,000	60
Hisamitsu Pharmaceutical	1,800	92
Hitachi	146,000	806
Hitachi Chemical	3,000	86
Hitachi Construction Machinery	3,100	80
Hitachi High-Technologies	2,000	80
Hitachi Metals	6,200	87
Hokuriku Electric Power	4,900	45
Honda Motor	50,000	1,450
Hoshizaki	1,500	125
Hoya	12,000	573
Hulic	8,600	81
Idemitsu Kosan	2,500	80
IHI	43,000	146
Iida Group Holdings	5,100	81
Inpex	30,800	295
Isetan Mitsukoshi Holdings	9,700	106
Isuzu Motors	17,200	233
ITOCHU	46,100	652
J Front Retailing	7,000	101
Japan Airlines	4,000	126
Japan Airport Terminal	1,300	45
Japan Exchange Group	15,100	211
Japan Post Bank	12,000	149
Japan Post Holdings	13,000	161
Japan Prime Realty Investment ††	24	90
Japan Real Estate Investment ††	38	200
Japan Retail Fund Investment ††	74	145
Japan Tobacco	33,900	1,127
JFE Holdings	16,800	286
JGC	6,000	105
JSR	5,600	102
JTEKT	6,500	102
JXTG Holdings	96,000	433
Kajima	26,000	177
Kakaku.com	4,100	59
Kamigumi	7,000	64
Kaneka	8,000	63
Kansai Electric Power	22,000	297

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kansai Paint	6,300	$139
Kao	15,200	838
Kawasaki Heavy Industries	41,000	124
KDDI	55,900	1,482
Keihan Electric Railway	15,000	94
Keikyu	14,000	161
Keio	17,000	136
Keisei Electric Railway	4,000	95
Keyence	3,000	1,206
Kikkoman	5,000	154
Kintetsu Group Holdings	58,000	212
Kirin Holdings	25,600	497
Kobe Steel	9,000	80
Koito Manufacturing	3,300	170
Komatsu	28,100	749
Konami	2,700	112
Konica Minolta	13,100	116
Kose	900	85
Kubota	32,800	516
Kuraray	10,300	166
Kurita Water Industries	2,900	75
Kyocera	9,800	555
Kyowa Hakko Kirin	7,500	129
Kyushu Electric Power	12,400	134
Kyushu Financial Group	10,000	62
Lawson	1,800	120
LINE *	2,000	69
Lion	7,000	126
LIXIL Group	7,700	192
M3	5,600	143
Mabuchi Motor	1,400	79
Makita	7,000	250
Marubeni	52,900	326
Marui Group	6,100	84
Maruichi Steel Tube	1,600	45
Mazda Motor	18,200	267
McDonald’s Holdings Japan	1,900	59
Mebuki Financial Group	30,960	121
Medipal Holdings	5,000	83
MEIJI Holdings	3,700	314
MINEBEA MITSUMI	12,900	186
Miraca Holdings	1,700	78
MISUMI Group	8,100	153
Mitsubishi	46,500	1,003
Mitsubishi Chemical Holdings	43,400	340
Mitsubishi Electric	58,000	809
Mitsubishi Estate	39,000	745
Mitsubishi Gas Chemical	5,500	118
Mitsubishi Heavy Industries	100,000	400
Mitsubishi Logistics	3,000	39
Mitsubishi Materials	3,200	95
Mitsubishi Motors	19,900	127

8	Adviser Managed Trust / Quarterly Report / April 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mitsubishi Tanabe Pharma	6,500	$132
Mitsubishi UFJ Financial Group	388,400	2,471
Mitsubishi UFJ Lease & Finance	13,000	68
Mitsui	51,700	730
Mitsui Chemicals	27,000	138
Mitsui Fudosan	28,000	615
Mitsui OSK Lines	33,000	101
Mixi	1,300	72
Mizuho Financial Group	740,500	1,353
MS&AD Insurance Group Holdings	15,700	512
Murata Manufacturing	5,900	791
Nabtesco	3,300	94
Nagoya Railroad	27,000	124
NEC	75,000	186
Nexon	5,000	85
NGK Insulators	7,600	162
NGK Spark Plug	5,200	112
NH Foods	5,000	142
Nidec	7,200	660
Nikon	9,900	141
Nintendo	3,500	881
Nippon Building Fund ††	41	218
Nippon Electric Glass	12,000	74
Nippon Express	24,000	132
Nippon Paint Holdings	4,700	180
Nippon Prologis ††	45	95
Nippon Steel & Sumitomo Metal	24,700	556
Nippon Telegraph & Telephone	21,200	907
Nippon Yusen	47,000	94
Nissan Chemical Industries	3,600	112
Nissan Motor	72,800	691
Nisshin Seifun Group	5,700	87
Nissin Foods Holdings	1,700	97
Nitori Holdings	2,600	338
Nitto Denko	5,200	391
NOK	2,800	67
Nomura Holdings	111,000	666
Nomura Real Estate Holdings	3,600	61
Nomura Real Estate Master Fund ††	117	169
Nomura Research Institute	3,960	138
NSK	12,800	175
NTT Data	3,700	172
NTT DOCOMO	42,800	1,032
Obayashi	18,800	182
Obic	1,900	103
Odakyu Electric Railway	8,500	165
Oji Holdings	25,000	121
Olympus	9,300	358
Omron	5,600	234
Ono Pharmaceutical	12,800	264
Oracle Japan	1,100	63
Oriental Land	6,800	390

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ORIX	40,300	$615
Osaka Gas	60,000	225
Otsuka	1,500	80
Otsuka Holdings	11,900	547
Panasonic	66,900	799
Park24	3,000	77
Pola Orbis Holdings	2,800	65
Rakuten	29,600	303
Recruit Holdings	11,300	571
Resona Holdings	70,800	394
Ricoh	19,400	162
Rinnai	1,000	83
Rohm	2,600	182
Ryohin Keikaku	700	158
Sankyo	1,300	45
Santen Pharmaceutical	10,800	152
SBI Holdings	6,200	86
Secom	6,500	472
Sega Sammy Holdings	5,400	73
Seibu Holdings	5,000	87
Seiko Epson	8,100	166
Sekisui Chemical	11,800	198
Sekisui House	19,400	322
Seven & i Holdings	23,200	980
Seven Bank	17,300	58
Sharp *	44,000	159
Shimadzu	7,000	119
Shimamura	700	96
Shimano	2,300	351
Shimizu	16,000	153
Shin-Etsu Chemical	11,700	1,016
Shinsei Bank	52,000	97
Shionogi	9,200	473
Shiseido	12,200	330
Shizuoka Bank	15,000	126
Showa Shell Sekiyu	5,500	53
SMC	1,800	507
SoftBank Group	25,200	1,908
Sohgo Security Services	2,100	92
Sompo Holdings	10,900	411
Sony	38,900	1,312
Sony Financial Holdings	5,000	83
Stanley Electric	4,400	129
Start Today	5,100	109
Subaru	18,600	703
Sumitomo	37,100	495
Sumitomo Chemical	46,000	260
Sumitomo Dainippon Pharma	4,600	75
Sumitomo Electric Industries	24,200	394
Sumitomo Heavy Industries	16,000	112
Sumitomo Metal Mining	16,000	217
Sumitomo Mitsui Financial Group	41,100	1,521

Adviser Managed Trust / Quarterly Report / April 30, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sumitomo Mitsui Trust Holdings	10,700	$366
Sumitomo Realty & Development	11,000	297
Sumitomo Rubber Industries	5,000	90
Sundrug	2,200	77
Suntory Beverage & Food	4,000	179
Suruga Bank	5,000	104
Suzuken	2,200	73
Suzuki Motor	10,600	442
Sysmex	4,800	292
T&D Holdings	18,700	277
Taiheiyo Cement	34,000	113
Taisei	31,000	236
Taisho Pharmaceutical Holdings	1,200	99
Taiyo Nippon Sanso	3,800	45
Takashimaya	9,000	83
Takeda Pharmaceutical	21,700	1,040
TDK	3,600	223
Teijin	5,400	105
Terumo	10,700	390
THK	3,500	90
Tobu Railway	28,000	142
Toho	3,300	95
Toho Gas	11,000	79
Tohoku Electric Power	13,100	175
Tokio Marine Holdings	20,600	867
Tokyo Electric Power *	41,900	163
Tokyo Electron	4,700	547
Tokyo Gas	59,000	274
Tokyo Tatemono	6,000	82
Tokyu	31,000	222
Tokyu Fudosan Holdings	14,900	81
Toppan Printing	15,000	151
Toray Industries	47,000	416
Toshiba	123,000	249
TOTO	4,100	157
Toyo Seikan Group Holdings	4,700	79
Toyo Suisan Kaisha	2,600	98
Toyoda Gosei	1,900	50
Toyota Industries	5,300	263
Toyota Motor	79,200	4,288
Toyota Tsusho	6,200	196
Trend Micro	3,300	145
Tsuruha Holdings	1,100	112
Unicharm	13,100	318
United Urban Investment ††	85	128
USS	6,400	113
West Japan Railway	5,300	354
Yahoo Japan	41,300	177
Yakult Honsha	2,500	142
Yamada Denki	18,200	96
Yamaguchi Financial Group	6,000	66
Yamaha	4,900	136

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Yamaha Motor	8,100	$192
Yamato Holdings	10,500	227
Yamazaki Baking	3,800	80
Yaskawa Electric	7,300	139
Yokogawa Electric	6,600	102
Yokohama Rubber	3,200	63

		93,551

Luxembourg — 0.1%
Altisource Portfolio Solutions *	1,447	32
ArcelorMittal	56,500	446
Millicom International Cellular	1,915	105
RTL Group	1,121	87
SES, Cl A	10,554	231
Tenaris	13,681	214
Trinseo	3,109	206

		1,321

Macau — 0.0%
Sands China	74,800	340

Malaysia — 0.2%
AirAsia	65,900	51
Alliance Financial Group	51,000	49
AMMB Holdings	89,500	113
Astro Malaysia Holdings	77,700	48
Axiata Group	119,890	142
Berjaya Sports Toto	39,500	26
British American Tobacco	6,700	70
CIMB Group Holdings	164,206	217
Dialog Group	154,400	69
DiGi.Com	156,100	185
Felda Global Ventures Holdings	75,900	37
Gamuda	78,600	95
Genting	99,800	226
Genting Malaysia	134,000	181
Genting Plantations	16,000	42
HAP Seng Consolidated	28,200	58
Hartalega Holdings	35,500	40
Hong Leong Bank	32,900	105
Hong Leong Financial Group	12,000	47
IHH Healthcare	127,800	182
IJM	131,600	106
IOI	106,700	113
IOI Properties Group	99,750	48
Kuala Lumpur Kepong	28,100	159
Lafarge Malaysia	18,600	27
Malayan Banking	153,212	338
Malaysia Airports Holdings	43,700	76
Maxis	85,600	126
MISC	52,000	88
Petronas Chemicals Group	107,400	181
Petronas Dagangan	9,900	55

10	Adviser Managed Trust / Quarterly Report / April 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Petronas Gas	31,000	$132
PPB Group	23,300	91
Public Bank	117,700	541
RHB Bank	40,407	51
Sapura Energy	162,700	75
Sime Darby	115,423	248
Telekom	51,300	76
Tenaga Nasional	146,900	472
UMW Holdings	25,600	37
Westports Holdings	51,400	47
YTL	184,500	62
YTL Power International	109,400	38

		5,170

Mexico — 0.4%
Alfa, Cl A	134,900	184
America Movil	1,445,800	1,102
Arca Continental	24,000	175
Cemex *	646,204	590
Coca-Cola Femsa	24,200	175
El Puerto de Liverpool	11,800	90
Fibra Uno Administracion ††	119,500	207
Fomento Economico Mexicano	81,300	725
Gentera	50,100	84
Gruma, Cl B	11,300	150
Grupo Aeroportuario del Pacifico, Cl B	18,100	185
Grupo Aeroportuario del Sureste, Cl B	9,400	177
Grupo Bimbo, Ser A	77,900	189
Grupo Carso	30,600	140
Grupo Financiero Banorte, Cl O	111,500	638
Grupo Financiero Inbursa, Cl O	117,300	196
Grupo Financiero Santander Mexico, Cl B	94,500	170
Grupo Lala, Cl B	45,100	81
Grupo Mexico	176,000	510
Grupo Televisa	112,800	543
Industrias Penoles	6,310	153
Infraestructura Energetica Nova	25,000	116
Kimberly-Clark de Mexico, Cl A	80,700	171
Mexichem	49,917	136
OHL Mexico	39,900	48
Promotora y Operadora de Infraestructura	15,000	158
Wal-Mart de Mexico	241,700	540

		7,633

Netherlands — 1.1%
ABN AMRO Group (A)	8,833	232
Aegon	54,761	279
AerCap Holdings *	4,934	227
Airbus	17,823	1,441
Akzo Nobel	7,666	670
Altice, Cl A *	10,706	266
Altice, Cl B *	3,165	79
ASML Holding	11,265	1,489

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Boskalis Westminster	2,548	$94
Chicago Bridge & Iron	5,300	159
Cimpress *	2,872	236
Coca-Cola European Partners	6,274	237
Frank’s International	1,200	11
Gemalto	2,321	130
Heineken	7,068	630
Heineken Holding	2,921	245
ING Groep	116,906	1,902
James Hardie Industries	12,907	219
Koninklijke Ahold Delhaize	38,394	795
Koninklijke DSM	5,663	405
Koninklijke KPN	110,070	318
Koninklijke Philips	29,381	1,018
Koninklijke Vopak	2,037	92
NN Group	9,387	311
NXP Semiconductor *	8,853	936
Randstad Holding	3,447	205
RELX	30,652	593
Royal Dutch Shell, Cl A	137,855	3,571
Royal Dutch Shell, Cl B	113,911	3,025
STMicroelectronics	20,688	334
Unilever	49,667	2,604
Wolters Kluwer	9,463	402

		23,155

New Zealand — 0.0%
Auckland International Airport	28,083	133
Contact Energy	20,872	75
Fletcher Building	20,008	117
Mercury NZ	20,281	45
Meridian Energy	37,128	71
Ryman Healthcare	10,865	64
Spark New Zealand	53,009	134

		639

Norway — 0.1%
DNB	30,080	471
Gjensidige Forsikring	5,794	89
Marine Harvest	11,084	185
Nordic American Tankers	11,234	93
Norsk Hydro	38,963	223
Orkla	23,616	214
Schibsted, Cl A	2,190	55
Schibsted, Cl B	2,581	58
Statoil	34,898	577
Telenor	23,415	380
Yara International	5,180	193

		2,538

Panama — 0.0%
Banco Latinoamericano de Comercio Exterior, Cl E	3,411	98

Adviser Managed Trust / Quarterly Report / April 30, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Copa Holdings, Cl A	1,766	$206

		304

Peru — 0.0%
Cia de Minas Buenaventura ADR	7,800	94
Credicorp	2,900	445

		539

Philippines — 0.1%
Aboitiz Equity Ventures	87,890	135
Aboitiz Power	71,000	60
Alliance Global Group	113,100	34
Ayala	11,040	191
Ayala Land	323,500	229
Bank of the Philippine Islands	67,110	141
BDO Unibank	87,866	211
DMCI Holdings	242,100	62
Energy Development	265,600	32
Globe Telecom	1,535	64
GT Capital Holdings	3,650	92
International Container Terminal Services	27,800	50
JG Summit Holdings	126,700	214
Jollibee Foods	29,850	125
Megaworld	162,000	13
Metro Pacific Investments	586,000	77
Metropolitan Bank & Trust	31,300	53
PLDT	4,370	155
Robinsons Land	82,700	42
Security Bank	11,600	49
SM Investments	10,905	159
SM Prime Holdings	367,800	219
Universal Robina	39,080	135

		2,542

Poland — 0.1%
Alior Bank *	4,438	85
Bank Handlowy w Warszawie	911	18
Bank Millennium	31,094	55
Bank Pekao	7,005	254
Bank Zachodni	1,651	152
CCC	1,316	76
Cyfrowy Polsat *	9,600	60
Eurocash	4,392	39
Grupa Azoty	2,400	42
Grupa Lotos *	6,419	100
Jastrzebska Spolka Weglowa *	2,700	54
KGHM Polska Miedz	6,427	204
LPP *	139	249
mBank	771	86
Orange Polska	19,851	24
PGE Polska Grupa Energetyczna	38,568	115
Polski Koncern Naftowy Orlen	14,192	424
Polskie Gornictwo Naftowe i Gazownictwo	81,102	138

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Powszechna Kasa Oszczednosci Bank Polski	38,691	$352
Powszechny Zaklad Ubezpieczen	25,043	276
Synthos	31,400	44
Tauron Polska Energia	56,049	47

		2,894

Portugal — 0.0%
Energias de Portugal	75,903	250
Galp Energia	16,195	252
Jeronimo Martins	7,293	134

		636

Qatar — 0.1%
Barwa Real Estate	5,000	47
Commercial Bank	9,858	81
Doha Bank	6,273	54
Ezdan Holding Group	35,630	150
Industries Qatar	6,707	192
Masraf Al Rayan	16,583	190
Ooredoo	5,348	152
Qatar Electricity & Water	1,272	73
Qatar Gas Transport	12,817	70
Qatar Insurance SAQ	7,085	138
Qatar Islamic Bank SAQ	2,676	74
Qatar National Bank QPSC	10,120	400

		1,621

Russia — 0.3%
Gazprom ADR	8,500	40
Gazprom PJSC ADR	258,445	1,228
Magnit PJSC GDR	15,503	542
Mobile TeleSystems ADR	31,000	320
Novatek PJSC GDR	4,269	517
PhosAgro PJSC GDR	4,500	64
Rostelecom *	13,408	105
Sberbank of Russia ADR	122,158	1,452
Severstal PJSC GDR	13,231	181
Sistema GDR	17,410	146
Surgutneftegas ADR	47,953	235
Tatneft PJSC ADR	11,874	465

		5,295

Singapore — 0.3%
Ascendas ††	82,900	152
CapitaLand	74,000	199
CapitaLand Commercial Trust ††	60,000	70
CapitaLand Mall Trust ††	72,000	101
City Developments	12,000	93
ComfortDelGro	62,000	122
DBS Group Holdings	54,133	749
Global Logistic Properties	77,000	159
Golden Agri-Resources	205,000	53
Hongkong Land Holdings	37,000	285

12	Adviser Managed Trust / Quarterly Report / April 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hutchison Port Holdings Trust, Cl U	151,000	$61
Jardine Cycle & Carriage	3,000	101
Jardine Matheson Holdings	7,600	490
Jardine Strategic Holdings	6,500	275
Keppel	42,000	196
Oversea-Chinese Banking	94,665	664
SATS	19,900	72
Sembcorp Industries	28,000	61
Singapore Airlines	16,000	117
Singapore Exchange	23,000	122
Singapore Press Holdings	46,000	114
Singapore Technologies Engineering	45,000	122
Singapore Telecommunications	250,600	671
StarHub	18,000	36
Suntec Real Estate Investment Trust ††	69,000	87
United Overseas Bank	40,540	632
UOL Group	14,000	73
Wilmar International	56,000	142
Yangzijiang Shipbuilding Holdings	56,000	46

		6,065

Slovak Republic — 0.0%
Celltrion *	3,631	286

South Africa — 0.7%
Anglo American Platinum *	3,100	76
AngloGold Ashanti	19,249	217
Aspen Pharmacare Holdings	16,597	344
Barclays Africa Group	19,652	216
Bid	15,000	317
Bidvest Group	15,200	181
Brait *	16,702	106
Capitec Bank Holdings	2,300	131
Coronation Fund Managers	14,000	66
Discovery	17,015	170
Exxaro Resources	9,700	83
FirstRand	155,873	581
Fortress Income Fund, Cl A ††	60,100	79
Fortress Income Fund, Cl B ††	40,446	101
Foschini Group	10,432	124
Gold Fields	40,499	132
Growthpoint Properties ††	99,030	190
Hyprop Investments ††	11,891	110
Impala Platinum Holdings *	32,371	104
Imperial Holdings	8,264	104
Investec	14,855	111
Liberty Holdings	7,400	59
Life Healthcare Group Holdings	65,555	141
Massmart Holdings	6,800	66
MMI Holdings	56,800	99
Mondi	6,157	159
Mr Price Group	11,791	138
MTN Group	76,710	725

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Naspers, Cl N	19,315	$3,664
Nedbank Group	9,117	154
Netcare	48,348	96
New Europe Property Investments	12,579	138
Pick n Pay Stores	18,980	90
Pioneer Foods Group	6,425	79
PSG Group	6,000	113
Rand Merchant Investment Holdings	40,188	126
Redefine Properties ††	236,740	195
Remgro	23,698	393
Resilient ††	14,685	128
RMB Holdings	33,836	155
Sanlam	63,581	337
Sappi	24,823	184
Sasol	25,651	786
Shoprite Holdings	19,637	308
Sibanye Gold	40,485	82
SPAR Group	9,534	128
Standard Bank Group	58,972	654
Steinhoff International Holdings	134,399	684
Telkom	17,000	95
Tiger Brands	7,559	228
Truworths International	20,773	134
Tsogo Sun Holdings	30,131	57
Vodacom Group	17,484	198
Woolworths Holdings	45,875	248

		14,384

South Korea — 1.4%
Amorepacific	1,435	368
AMOREPACIFIC Group	1,371	158
BGF retail	1,140	110
BNK Financial Group	12,800	108
Cheil Worldwide	3,600	58
CJ	749	123
CJ CheilJedang	387	116
CJ E&M	1,082	77
CJ Korea Express *	450	66
Coway	2,520	223
Daelim Industrial	1,424	100
Daewoo Engineering & Construction *	7,140	46
Daewoo International	2,400	51
Daum Kakao	1,551	123
DGB Financial Group	8,630	88
Dongbu Insurance	2,450	146
Dongsuh	2,311	63
Doosan Heavy Industries & Construction	2,600	53
E-Mart	934	189
GS Engineering & Construction *	2,600	71
GS Holdings	2,397	125
GS Retail	1,580	74
Hana Financial Group	13,230	456

Adviser Managed Trust / Quarterly Report / April 30, 2017	13

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hankook Tire	3,460	$179
Hanmi Pharm	319	86
Hanmi Science	902	48
Hanon Systems	10,980	82
Hanssem	550	106
Hanwha	2,530	89
Hanwha Chemical	5,420	120
Hanwha Life Insurance	11,300	61
Hanwha Techwin	1,854	85
Hotel Shilla	1,910	85
Hyosung	991	125
Hyundai Department Store	824	78
Hyundai Development - Engineering & Construction	2,700	106
Hyundai Engineering & Construction	3,328	142
Hyundai Glovis	913	116
Hyundai Heavy Industries *	1,842	267
Hyundai Marine & Fire Insurance	3,730	120
Hyundai Mobis	2,999	585
Hyundai Motor	6,643	841
Hyundai Steel	3,755	181
Hyundai Wia	1,010	58
Industrial Bank of Korea	11,650	128
Kangwon Land	5,400	172
KB Financial Group	17,348	764
KCC	344	103
KEPCO Plant Service & Engineering	1,320	67
Kia Motors	11,620	356
Korea Aerospace Industries	3,160	177
Korea Electric Power	11,370	453
Korea Gas *	1,500	61
Korea Investment Holdings	1,970	89
Korea Zinc	409	153
Korean Air Lines *	2,476	67
KT	1,650	47
KT&G	5,142	459
Kumho Petrochemical	1,057	71
LG	4,286	255
LG Chemical	2,007	483
LG Display	10,500	271
LG Electronics	4,861	295
LG Household & Health Care	419	319
LG Innotek	700	81
LG Uplus	10,120	128
Lotte Chemical	762	229
Lotte Chilsung Beverage	116	171
Lotte Confectionery	340	61
Lotte Shopping	550	127
Mirae Asset Daewoo	20,016	157
NAVER	1,240	872
NCSoft	847	268
NH Investment & Securities	7,300	85

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
OCI	1,108	$77
Orion	200	119
Ottogi	124	80
POSCO	3,256	765
S-1	1,060	91
Samsung Biologics *	790	121
Samsung C&T	3,460	375
Samsung Card	1,800	63
Samsung Electro-Mechanics	2,553	164
Samsung Electronics	4,531	8,884
Samsung Fire & Marine Insurance	1,511	356
Samsung Heavy Industries *	12,480	118
Samsung Life Insurance	3,175	306
Samsung SDI	2,502	302
Samsung SDS	1,640	198
Samsung Securities	3,270	99
Shinhan Financial Group	18,810	786
Shinsegae	400	72
SK C&C	1,994	425
SK Hynix	25,530	1,212
SK Innovation	2,892	435
SK Networks	7,030	49
SK Telecom	927	195
S-Oil	2,143	188
Woori Bank	14,080	185
Yuhan	452	92

		29,278

Spain — 0.7%
Abertis Infraestructuras	20,732	365
ACS Actividades de Construccion y Servicios	7,421	275
Aena (A)	2,104	371
Amadeus IT Group, Cl A	13,464	726
Banco Bilbao Vizcaya Argentaria	205,648	1,646
Banco de Sabadell	173,048	333
Banco Popular Espanol	96,690	68
Banco Santander	443,090	2,889
Bankia	133,472	162
Bankinter	19,531	172
CaixaBank	111,946	508
Distribuidora Internacional de Alimentacion	18,034	107
Enagas	6,571	173
Endesa	9,202	217
Ferrovial	14,338	305
Gas Natural	10,147	229
Grifols	8,642	232
Iberdrola	170,578	1,226
Industria de Diseno Textil	33,285	1,276
International Consolidated Airlines Group	29,062	211
Mapfre	31,227	109

14	Adviser Managed Trust / Quarterly Report / April 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Red Electrica	12,540	$244
Repsol	34,813	551
Telefonica	138,693	1,534
Zardoya Otis	5,451	50

		13,979

Sweden — 0.6%
Alfa Laval	8,507	174
Assa Abloy, Cl B	30,761	667
Atlas Copco, Cl A	20,497	767
Atlas Copco, Cl B	12,124	403
Boliden	7,924	227
Electrolux	6,970	207
Getinge, Cl B	5,799	113
Hennes & Mauritz, Cl B	28,488	706
Hexagon, Cl B	8,089	352
Husqvarna, Cl B	12,063	120
ICA Gruppen	2,331	80
Industrivarden, Cl C	4,756	111
Investor, Cl B	13,975	639
Kinnevik	6,820	182
L E Lundbergforetagen, Cl B	1,123	81
Lundin Petroleum *	5,407	103
Nordea Bank	91,229	1,123
Sandvik	33,278	534
Securitas, Cl B	9,072	150
Skandinaviska Enskilda Banken, Cl A	46,782	539
Skanska, Cl B	9,852	236
SKF, Cl B	11,534	253
Svenska Cellulosa, Cl B	18,500	613
Svenska Handelsbanken, Cl A	46,113	655
Swedbank, Cl A	27,514	652
Swedish Match	5,693	188
Tele2, Cl B	10,485	106
Telefonaktiebolaget LM Ericsson, Cl B	92,071	594
TeliaSonera	81,357	332
Volvo, Cl B	47,183	772

		11,679

Switzerland — 1.7%
ABB	56,799	1,390
Actelion	3,013	804
Adecco Group	4,802	357
Aryzta	2,527	82
Baloise Holding	1,449	212
Barry Callebaut	64	88
Chocoladefabriken Lindt & Spruengli	32	362
Cie Financiere Richemont	16,093	1,344
Coca-Cola	5,240	145
Credit Suisse Group	59,699	907
Dufry *	1,327	217
EMS-Chemie Holding	237	148
Galenica	113	123

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Geberit	1,149	$523
Givaudan	284	547
Julius Baer Group	7,230	377
Kuehne + Nagel International	1,564	236
LafargeHolcim	13,726	778
Lonza Group	1,830	374
Nestle	94,727	7,294
Novartis	67,718	5,208
Pargesa Holding	1,007	75
Partners Group Holding	561	339
Roche Holding	21,299	5,570
Schindler Holding	1,874	379
SGS	168	378
Sika	66	421
Sonova Holding	1,544	228
Swatch Group	2,399	496
Swiss Life Holding	1,001	326
Swiss Prime Site	2,396	208
Swiss Re	10,041	874
Swisscom	794	346
Syngenta *	2,853	1,325
Transocean *	18,800	207
UBS Group	111,864	1,910
Zurich Insurance Group	4,627	1,280

		35,878

Taiwan — 1.1%
Acer	144,000	68
Advanced Semiconductor Engineering	133,029	167
Advanced Semiconductor Engineering ADR	29,600	185
Advantech	14,000	113
Asia Cement	63,000	62
Asustek Computer	31,000	305
AU Optronics	363,000	152
Catcher Technology	29,000	298
Cathay Financial Holding	356,000	571
Chailease Holding	32,000	82
Chang Hwa Commercial Bank	126,140	73
Cheng Shin Rubber Industry	87,000	180
Chicony Electronics	22,110	58
China Development Financial Holding	444,000	122
China Life Insurance	116,320	108
China Steel	516,000	414
Chunghwa Telecom	165,000	558
Compal Electronics	186,000	125
CTBC Financial Holding	765,720	478
Delta Electronics	85,000	479
E.Sun Financial Holding	350,900	212
Eclat Textile	6,000	66
Far Eastern New Century	77,000	65
Far EasTone Telecommunications	71,000	175
Feng TAY Enterprise	8,000	31

Adviser Managed Trust / Quarterly Report / April 30, 2017	15

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
First Financial Holding	425,315	$259
Formosa Chemicals & Fibre	141,000	434
Formosa Petrochemical	52,000	182
Formosa Plastics	180,000	541
Foxconn Technology	25,250	77
Fubon Financial Holding	291,000	456
Giant Manufacturing	9,000	54
Highwealth Construction	40,000	67
Hiwin Technologies	10,000	64
Hon Hai Precision Industry	664,400	2,176
Hotai Motor	6,000	69
HTC	27,000	65
Hua Nan Financial Holdings	331,344	186
Innolux	406,000	190
Inventec	80,000	60
Largan Precision	4,000	665
Lite-On Technology	88,224	154
MediaTek	65,000	467
Mega Financial Holding	475,000	382
Micro-Star International	28,000	56
Nan Ya Plastics	207,000	499
Nien Made Enterprise *	6,000	61
Novatek Microelectronics	15,000	58
OBI Pharma *	5,000	47
Pegatron	87,000	256
Phison Electronics	7,000	66
Pou Chen	75,000	105
Powertech Technology	25,000	78
President Chain Store	25,000	218
Quanta Computer	120,000	249
Realtek Semiconductor	19,000	64
Shin Kong Financial Holding	261,000	70
Siliconware Precision Industries ADR	16,675	135
SinoPac Financial Holdings	447,800	137
Synnex Technology International	56,700	61
Taishin Financial Holding	291,255	120
Taiwan Business Bank	211,050	58
Taiwan Cement	150,000	174
Taiwan Cooperative Financial Holding	345,650	176
Taiwan Mobile	74,000	273
Taiwan Semiconductor Manufacturing	756,000	4,874
Taiwan Semiconductor Manufacturing ADR	57,200	1,892
Teco Electric and Machinery	65,000	64
Uni-President Enterprises	210,000	388
United Microelectronics	538,000	215
Vanguard International Semiconductor	32,000	61
Wistron	97,841	92
WPG Holdings	48,000	61
Yuanta Financial Holding	401,000	171

		22,474

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Thailand — 0.2%
Advanced Info Service NVDR	46,200	$234
Airports of Thailand NVDR	190,000	221
Bangkok Bank NVDR	12,600	65
Bangkok Dusit Medical Services NVDR	216,600	127
Bangkok Expressway & Metro NVDR	334,400	70
Banpu NVDR	85,300	47
BEC World NVDR	14,000	8
Berli Jucker NVDR	50,700	64
BTS Group Holdings NVDR	276,100	68
Bumrungrad Hospital NVDR	14,900	76
Central Pattana NVDR	51,300	89
Charoen Pokphand Foods NVDR	120,200	93
CP ALL NVDR	244,400	431
Delta Electronics Thailand NVDR	25,400	68
Electricity Generating NVDR	7,100	45
Energy Absolute NVDR	27,000	21
Fabrinet *	4,003	139
Glow Energy NVDR	25,100	59
Home Product Center NVDR	196,900	55
Indorama Ventures NVDR	79,100	84
IRPC NVDR	496,500	80
Kasikornbank	51,700	277
Kasikornbank NVDR	55,000	294
KCE Electronics NVDR	12,200	38
Krung Thai Bank NVDR	166,400	95
Minor International NVDR	99,100	107
PTT NVDR	43,600	490
PTT Exploration & Production NVDR	62,700	176
PTT Global Chemical NVDR	93,300	202
Robinson Department Store NVDR	25,500	46
Siam Cement	13,400	207
Siam Cement NVDR	5,800	90
Siam Commercial Bank NVDR	68,700	310
Thai Oil NVDR	39,100	88
Thai Union Frozen Products NVDR	94,300	58
TMB Bank NVDR	278,100	18
True NVDR *	434,932	82

		4,722

Turkey — 0.1%
Akbank	96,778	259
Anadolu Efes Biracilik Ve Malt Sanayii	10,784	61
Arcelik	11,123	74
BIM Birlesik Magazalar	9,509	155
Coca-Cola Icecek	3,923	40
Emlak Konut Gayrimenkul Yatirim Ortakligi ††	80,676	67
Eregli Demir ve Celik Fabrikalari	65,474	120
Ford Otomotiv Sanayi	3,700	41
Haci Omer Sabanci Holding	41,698	124
KOC Holding	28,835	136

16	Adviser Managed Trust / Quarterly Report / April 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Petkim Petrokimya Holding	34,800	$48
TAV Havalimanlari Holding	8,800	37
Tofas Turk Otomobil Fabrikasi	6,300	53
Tupras Turkiye Petrol Rafinerileri	5,735	144
Turk Hava Yollari *	27,600	47
Turk Telekomunikasyon	23,200	42
Turkcell Iletisim Hizmetleri	39,779	139
Turkiye Garanti Bankasi	101,672	274
Turkiye Halk Bankasi	29,352	97
Turkiye Is Bankasi, Cl C	72,297	143
Turkiye Sise ve Cam Fabrikalari	10,248	13
Turkiye Vakiflar Bankasi, Cl D	37,100	63
Ulker Biskuvi Sanayi	7,649	43
Yapi ve Kredi Bankasi	42,900	52

		2,272

United Arab Emirates — 0.1%
Abu Dhabi Commercial Bank PJSC	85,164	161
Aldar Properties PJSC	125,248	73
DP World *	7,288	149
Dubai Islamic Bank PJSC	56,144	90
Emaar Malls PJSC	101,378	71
Emaar Properties PJSC	148,944	291
Emirates Telecommunications Group PJSC	92,644	440
National Bank of Abu Dhabi PJSC	83,587	250

		1,525

United Kingdom — 3.3%
3i Group	31,505	323
Aberdeen Asset Management	26,728	96
Admiral Group	6,119	159
Anglo American	42,361	606
Antofagasta	11,425	124
Aon	14,400	1,726
Ashtead Group	14,583	308
Associated British Foods	11,055	402
AstraZeneca	38,583	2,315
Auto Trader Group (A)	29,002	150
Aviva	123,464	838
Babcock International Group	7,304	85
BAE Systems	96,682	784
Barclays	512,294	1,407
Barratt Developments	29,038	218
Berkeley Group Holdings	3,761	159
BHP Billiton	64,960	987
BP	564,378	3,231
British American Tobacco	56,651	3,822
British Land ††	28,329	241
BT Group, Cl A	261,174	1,030
Bunzl	10,503	327
Burberry Group	12,893	269
Capita	19,254	139
Carnival	5,930	366

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Centrica	169,263	$433
Cobham	49,480	85
Compass Group	50,537	1,019
Croda International	3,803	185
DCC	2,565	237
Delphi Automotive	14,800	1,190
Diageo	76,790	2,232
Direct Line Insurance Group	39,837	180
Dixons Carphone	28,356	123
easyJet	4,603	70
Ensco, Cl A	15,300	121
Fresnillo	6,405	120
G4S	44,953	177
GKN	49,657	231
GlaxoSmithKline	147,962	2,967
Glencore	372,610	1,464
Hammerson ††	22,727	173
Hargreaves Lansdown	7,558	135
Hikma Pharmaceuticals	4,161	104
HSBC Holdings	603,194	4,967
IMI	7,879	130
Imperial Tobacco Group	29,384	1,438
Inmarsat	13,035	138
InterContinental Hotels Group	5,886	312
Intertek Group	4,676	246
Intu Properties ††	27,623	99
Investec	22,117	164
ITV	113,421	308
J Sainsbury	53,946	192
Johnson Matthey	5,607	216
Kingfisher	66,082	292
Land Securities Group ††	24,678	353
Larsen & Toubro GDR	12,000	326
Legal & General Group	183,424	584
Lloyds Banking Group	1,966,707	1,761
London Stock Exchange Group	9,817	430
Lukoil PJSC ADR	19,582	973
Marks & Spencer Group	46,998	223
Mediclinic International	10,680	113
Meggitt	22,459	134
Merlin Entertainments (A)	20,559	134
MMC Norilsk Nickel PJSC ADR	28,301	435
Mondi	11,637	301
National Grid	114,648	1,483
Next	4,147	231
Old Mutual	153,828	386
Pearson	23,804	197
Persimmon	10,026	302
Petrofac	7,516	79
PhosAgro PJSC GDR	1,200	18
Provident Financial	4,265	177
Prudential	79,002	1,754

Adviser Managed Trust / Quarterly Report / April 30, 2017	17

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Randgold Resources	2,948	$260
Reckitt Benckiser Group	19,285	1,774
RELX	33,187	672
Rio Tinto	37,916	1,502
Rolls-Royce Holdings	56,549	594
Rosneft Oil PJSC GDR	59,343	328
Rowan, Cl A *	6,400	90
Royal Bank of Scotland Group *	111,299	382
Royal Mail	26,075	136
RSA Insurance Group	29,467	227
Sage Group	34,232	297
Schroders	3,929	162
Segro ††	33,382	210
Severn Trent	6,814	205
Shire	27,649	1,623
Sky	32,234	414
Smith & Nephew	27,782	456
Smiths Group	11,447	243
SSE	30,903	556
St. James’s Place	15,201	226
Standard Chartered	98,433	918
Standard Life	62,000	292
State Bank of India GDR	6,500	293
Tata Steel GDR	20,000	138
Tate & Lyle	13,513	132
Taylor Wimpey	103,787	269
Tesco *	250,041	593
Travis Perkins	7,240	151
Unilever	39,233	2,016
United Utilities Group	21,667	273
Vodafone Group	812,784	2,093
VTB Bank GDR	145,518	336
Weir Group	6,258	161
Whitbread	5,747	300
William Hill	25,627	97
WM Morrison Supermarkets	64,271	199
Wolseley	8,011	508
Worldpay Group (A)	53,605	208
WPP	38,815	830

		70,418

United States — 69.0%
Consumer Discretionary — 9.0%
1-800-Flowers.com, Cl A *	2,752	30
Aaron’s	7,704	277
Abercrombie & Fitch, Cl A	7,802	94
Acushnet Holdings	2,498	46
Adient	5,114	376
Advance Auto Parts	3,800	540
Amazon.com *	21,373	19,770
AMC Entertainment Holdings, Cl A	6,190	188
AMC Networks, Cl A *	3,000	179

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
American Axle & Manufacturing Holdings *	10,609	$187
American Eagle Outfitters	19,238	271
American Outdoor Brands *	6,477	143
American Public Education *	1,985	44
America’s Car-Mart *	853	32
Aramark	13,200	482
Asbury Automotive Group *	2,302	141
Ascena Retail Group *	19,752	77
Ascent Capital Group, Cl A *	1,119	14
At Home Group *	901	16
AutoNation *	3,300	139
AutoZone *	1,600	1,108
AV Homes *	1,346	24
Barnes & Noble	7,360	63
Barnes & Noble Education *	4,813	50
Bassett Furniture Industries	1,085	33
Beazer Homes USA *	4,007	50
Bed Bath & Beyond	8,100	314
Belmond, Cl A *	9,762	121
Best Buy	15,000	777
Big 5 Sporting Goods	1,942	30
Big Lots	5,219	264
Biglari Holdings *	128	55
BJ’s Restaurants *	2,364	107
Bloomin’ Brands	12,129	263
Bob Evans Farms	2,246	150
Bojangles *	1,050	23
Boot Barn Holdings *	1,483	16
BorgWarner	11,800	499
Boyd Gaming	9,487	215
Bridgepoint Education *	1,977	24
Bright Horizons Family Solutions *	5,068	386
Brinker International	2,800	124
Brunswick	5,100	289
Buckle	3,341	62
Buffalo Wild Wings *	2,052	323
Build-A-Bear Workshop, Cl A *	1,447	15
Burlington Stores *	3,900	386
Cabela’s *	2,500	136
Cable One	300	205
Caesars Acquisition, Cl A *	5,416	95
Caesars Entertainment *	6,605	73
CalAtlantic Group	3,800	138
Caleres	4,934	142
Callaway Golf	10,887	129
Cambium Learning Group *	1,588	8
Camping World Holdings, Cl A	1,334	41
Capella Education	1,298	124
Career Education *	7,765	79
CarMax *	10,400	608
Carnival	22,300	1,377
Carriage Services, Cl A	1,772	48

18	Adviser Managed Trust / Quarterly Report / April 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Carrols Restaurant Group *	4,136	$58
Carter’s	2,900	267
Cato, Cl A	3,063	69
Cavco Industries *	953	113
CBS, Cl B	20,600	1,371
Century Casinos *	2,308	19
Century Communities *	1,926	53
Charter Communications, Cl A *	11,053	3,815
Cheesecake Factory	5,327	342
Chegg *	9,388	85
Chico’s FAS	14,902	206
Children’s Place	2,178	250
Chipotle Mexican Grill, Cl A *	1,557	739
Choice Hotels International	2,000	125
Churchill Downs	1,581	264
Chuy’s Holdings *	1,865	56
Cinemark Holdings	5,800	251
Citi Trends	1,554	29
Clear Channel Outdoor Holdings, Cl A	1,200	6
ClubCorp Holdings	7,507	101
Coach	15,100	595
Collectors Universe	822	22
Columbia Sportswear	3,153	179
Comcast, Cl A	264,844	10,379
Conn’s *	2,229	39
Container Store Group *	1,817	7
Cooper Tire & Rubber	6,393	245
Cooper-Standard Holdings *	1,707	193
Core-Mark Holding	5,427	190
Cracker Barrel Old Country Store	2,215	355
Crocs *	8,763	55
CSS Industries	923	24
CST Brands	3,800	184
Ctrip.com International ADR *	17,200	869
Culp	1,130	36
Daily Journal *	117	24
Dana	17,218	334
Darden Restaurants	6,300	537
Dave & Buster’s Entertainment *	4,338	278
Deckers Outdoor *	3,832	228
Del Frisco’s Restaurant Group *	2,835	49
Del Taco Restaurants *	2,504	33
Delta Apparel *	780	14
Denny’s *	7,808	99
Destination XL Group *	3,954	10
DeVry Education Group	7,362	279
Dick’s Sporting Goods	5,000	253
Dillard’s, Cl A	1,100	61
DineEquity	2,105	119
Discovery Communications, Cl A *	8,200	236
Discovery Communications, Cl C *	12,500	350
DISH Network, Cl A *	11,800	760

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dollar General	15,600	$1,134
Dollar Tree *	12,300	1,018
Domino’s Pizza	2,700	490
Dorman Products *	3,041	253
DR Horton	18,400	605
DSW, Cl A	7,879	162
Duluth Holdings, Cl B *	1,015	22
Dunkin’ Brands Group	5,100	285
El Pollo Loco Holdings *	2,135	27
Eldorado Resorts *	3,360	64
Empire Resorts *	235	6
Entercom Communications, Cl A	3,125	40
Entravision Communications, Cl A	7,773	48
Eros International *	3,473	35
Escalade	1,183	16
Ethan Allen Interiors	2,788	83
Etsy *	11,912	128
EW Scripps, Cl A *	6,734	150
Expedia	6,500	869
Express *	8,874	77
Extended Stay America	4,411	77
Fiesta Restaurant Group *	3,113	76
Finish Line, Cl A	4,611	73
Five Below *	6,217	305
Flexsteel Industries	684	36
Fogo De Chao *	583	10
Foot Locker	7,300	565
Ford Motor	213,900	2,453
Fossil Group *	4,714	81
Fox Factory Holding *	2,662	80
Francesca’s Holdings *	4,195	66
Fred’s, Cl A	4,058	60
FTD *	2,081	42
Gaia, Cl A *	1,024	11
GameStop, Cl A	5,200	118
Gannett	14,148	118
Gap	12,500	327
Garmin	6,100	310
General Motors	77,200	2,674
Genesco *	2,311	123
Gentex	15,700	324
Gentherm *	4,200	156
Genuine Parts	8,000	736
G-III Apparel Group *	5,075	120
Global Eagle Entertainment *	4,904	15
GNC Holdings, Cl A	7,620	59
Golden Entertainment	1,124	16
Goodyear Tire & Rubber	14,500	525
GoPro, Cl A *	11,863	98
Graham Holdings, Cl B	300	181
Grand Canyon Education *	5,182	389
Gray Television *	7,532	110

Adviser Managed Trust / Quarterly Report / April 30, 2017	19

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Green Brick Partners *	2,540	$26
Group 1 Automotive	2,445	169
Groupon, Cl A *	21,800	85
Guess?	7,203	80
H&R Block	11,400	283
Habit Restaurants, Cl A *	1,427	27
Hanesbrands	20,300	443
Harley-Davidson	9,700	551
Hasbro	6,100	605
Haverty Furniture	2,053	51
Helen of Troy *	3,291	309
Hemisphere Media Group, Cl A *	691	8
Hibbett Sports *	2,572	67
Hilton Grand Vacations *	2,780	93
Hilton Worldwide Holdings	9,566	564
Home Depot	68,400	10,677
Hooker Furniture	1,425	62
Horizon Global *	2,690	38
Houghton Mifflin Harcourt *	14,093	162
Hovnanian Enterprises, Cl A *	12,938	30
HSN	3,643	134
Hyatt Hotels, Cl A *	2,100	117
Iconix Brand Group *	4,498	31
ILG	13,074	315
Installed Building Products *	2,325	124
International Game Technology	5,309	118
International Speedway, Cl A	3,122	116
Interpublic Group	21,900	516
Intrawest Resorts Holdings *	2,035	48
iRobot *	3,073	245
Isle of Capri Casinos *	2,900	67
J Alexander’s Holdings *	1,477	16
Jack in the Box	3,767	384
JAKKS Pacific *	1,703	8
Jamba *	1,410	12
JC Penney *	15,600	84
JD.com ADR *	30,800	1,080
John Wiley & Sons, Cl A	2,200	116
Johnson Outdoors, Cl A	543	20
K12 *	4,030	76
Kate Spade *	6,500	113
KB Home	9,794	202
Kirkland’s *	1,593	19
Kohl’s	10,100	394
Kona Grill *	947	5
L Brands	13,400	708
La Quinta Holdings *	9,797	138
Lands’ End *	1,574	37
Las Vegas Sands	19,900	1,174
Laureate Education, Cl A *	4,042	56
La-Z-Boy, Cl Z	5,584	156
LCI Industries	2,779	281

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lear	4,000	$571
Leggett & Platt	7,400	389
Lennar, Cl A	9,800	495
Lennar, Cl B	300	13
LGI Homes *	1,906	61
Libbey	2,294	24
Liberty Broadband, Cl A *	1,300	117
Liberty Broadband, Cl C *	5,600	510
Liberty Expedia Holdings, Cl A *	2,680	129
Liberty Interactive QVC Group, Cl A *	23,900	506
Liberty Media -Liberty Braves, Cl A *	990	25
Liberty Media -Liberty Braves, Cl C *	4,183	103
Liberty Media -Liberty Formula One, Cl A *	2,662	90
Liberty Media -Liberty Formula One, Cl C *	5,423	190
Liberty Media -Liberty SiriusXM, Cl A *	5,100	194
Liberty Media -Liberty SiriusXM, Cl C *	10,300	391
Liberty Tax	772	11
Liberty TripAdvisor Holdings, Cl A *	8,472	125
Liberty Ventures, Ser A *	4,320	233
Lifetime Brands	1,210	23
Lindblad Expeditions Holdings *	1,589	15
Lions Gate Entertainment, Cl A	2,350	61
Lions Gate Entertainment, Cl B *	5,267	126
Lithia Motors, Cl A	2,782	266
Live Nation Entertainment *	7,200	232
LKQ *	16,500	515
Loral Space & Communications *	1,542	59
Lowe’s	49,200	4,176
Luby’s *	2,155	6
Lululemon Athletica *	5,400	281
Lumber Liquidators Holdings *	3,240	80
M/I Homes *	2,797	76
Macy’s	17,100	500
Madison Square Garden *	1,000	202
Malibu Boats, Cl A *	2,290	53
Marcus	2,215	75
Marine Products	1,355	16
MarineMax *	2,983	61
Marriott International, Cl A	17,780	1,679
Marriott Vacations Worldwide	2,623	289
Mattel	18,500	415
MCBC Holdings	880	15
McDonald’s	45,700	6,395
MDC Holdings	4,815	149
Meredith	4,333	254
Meritage Homes *	4,423	172
MGM Resorts International	25,500	783
Michael Kors Holdings *	8,700	325
Michaels *	4,700	110
Modine Manufacturing *	5,505	67
Mohawk Industries *	3,400	798
Monarch Casino & Resort *	1,123	33

20	Adviser Managed Trust / Quarterly Report / April 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Monro Muffler Brake	3,721	$193
Motorcar Parts of America *	2,210	67
Movado Group	1,851	43
MSG Networks *	6,893	172
Murphy USA *	1,900	132
NACCO Industries, Cl A	419	35
Nathan’s Famous *	329	22
National CineMedia	7,191	85
Nautilus *	3,639	66
Netflix *	22,400	3,409
New Home *	1,409	16
New Media Investment Group	5,328	70
New York Times, Cl A	14,270	206
Newell Rubbermaid	25,700	1,227
News	6,400	83
News, Cl A	21,600	275
Nexstar Media Group, Cl A	5,094	351
NIKE, Cl B	72,900	4,039
Noodles, Cl A *	1,238	7
Nordstrom	6,700	323
Norwegian Cruise Line Holdings *	8,900	480
Nutrisystem	3,450	184
NVR *	200	422
Office Depot	60,843	302
Ollie’s Bargain Outlet Holdings *	2,299	88
Omnicom Group	12,900	1,059
O’Reilly Automotive *	5,200	1,290
Overstock.com *	1,401	24
Oxford Industries	1,778	103
Panera Bread, Cl A *	1,181	369
Papa John’s International	3,154	249
Party City Holdco *	3,239	52
Penn National Gaming *	9,640	178
Penske Automotive Group	2,300	110
Perry Ellis International *	1,325	27
PetMed Express	2,376	55
Pier 1 Imports	9,294	63
Pinnacle Entertainment *	6,174	127
Planet Fitness, Cl A	3,122	65
Polaris Industries	3,300	281
Pool	2,300	275
Potbelly *	2,501	35
Priceline Group *	2,760	5,097
PulteGroup	17,300	392
PVH	4,400	445
Radio One, Cl D *	2,779	8
Ralph Lauren, Cl A	3,100	250
Reading International, Cl A *	1,787	28
Red Lion Hotels *	1,568	10
Red Robin Gourmet Burgers *	1,508	89
Red Rock Resorts, Cl A	3,562	83
Regal Entertainment Group, Cl A	4,560	101

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Regis *	4,392	$48
Rent-A-Center, Cl A	6,188	66
RH *	4,442	213
Ross Stores	21,400	1,391
Royal Caribbean Cruises	9,200	981
Ruby Tuesday *	6,295	16
Ruth’s Hospitality Group	3,333	66
Saga Communications, Cl A	403	21
Salem Media Group, Cl A	1,242	10
Sally Beauty Holdings *	7,400	141
Scholastic	3,120	135
Scientific Games, Cl A *	6,054	144
Scripps Networks Interactive, Cl A	4,600	344
Sears Holdings *	1,235	13
Sears Hometown and Outlet Stores *	1,278	4
SeaWorld Entertainment	7,786	136
Select Comfort *	5,018	155
Sequential Brands Group *	4,116	14
Service International	10,400	335
ServiceMaster Global Holdings *	7,700	293
Shake Shack, Cl A *	1,866	63
Shoe Carnival	1,494	38
Shutterfly *	4,031	209
Signet Jewelers	3,600	237
Sinclair Broadcast Group, Cl A	8,618	340
Sirius XM Holdings	97,000	480
Six Flags Entertainment	4,100	257
Skechers, Cl A *	6,600	167
Sonic	5,132	138
Sonic Automotive, Cl A	3,305	65
Sotheby’s *	5,768	273
Speedway Motorsports	1,247	23
Sportsman’s Warehouse Holdings *	2,737	11
Stage Stores	2,837	8
Standard Motor Products	2,415	123
Staples	35,900	351
Starbucks	78,500	4,715
Stein Mart	3,291	8
Steven Madden *	7,245	276
Stoneridge *	3,149	62
Strattec Security	383	12
Strayer Education	1,228	106
Sturm Ruger	2,141	129
Superior Industries International	2,867	62
Superior Uniform Group	883	16
Tailored Brands	5,590	69
TAL Education Group ADR *	2,400	286
Target	30,400	1,698
Taylor Morrison Home, Cl A *	4,735	109
TEGNA	12,100	308
Tempur Sealy International *	2,700	127
Tenneco	6,261	395

Adviser Managed Trust / Quarterly Report / April 30, 2017	21

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tesla *	6,850	$2,151
Texas Roadhouse, Cl A	7,654	359
Thor Industries	2,700	260
Tiffany	6,000	550
Tile Shop Holdings	3,955	84
Tilly’s, Cl A	1,360	13
Time	11,948	182
Time Warner	43,300	4,298
TJX	36,400	2,862
Toll Brothers	8,800	317
TopBuild *	4,553	233
Tower International	2,446	66
Townsquare Media, Cl A *	1,006	12
Tractor Supply	7,200	446
TRI Pointe Group *	17,593	219
Tribune Media, Cl A	3,900	143
TripAdvisor *	6,500	293
tronc *	3,386	49
Tuesday Morning *	4,702	15
Tupperware Brands	2,700	194
Twenty-First Century Fox	27,100	809
Twenty-First Century Fox, Cl A	59,400	1,814
UCP, Cl A *	931	11
Ulta Beauty *	3,200	901
Under Armour, Cl A *	9,300	200
Under Armour, Cl C *	9,343	181
Unifi *	1,944	55
Unique Fabricating	737	9
Universal Electronics *	1,633	113
Urban Outfitters *	4,500	103
Vail Resorts	2,100	415
Vera Bradley *	2,130	19
VF	18,700	1,022
Viacom, Cl A	400	18
Viacom, Cl B	19,000	809
Vince Holding *	2,411	2
Vista Outdoor *	3,100	61
Visteon *	1,900	196
Vitamin Shoppe *	2,879	56
Walt Disney	89,100	10,300
Wayfair, Cl A *	3,597	164
Weight Watchers International *	3,407	71
Wendy’s	10,600	156
West Marine	2,021	22
Weyco Group	709	20
Whirlpool	4,000	743
William Lyon Homes, Cl A *	2,953	65
Williams-Sonoma	4,800	259
Wingstop, Cl A	1,879	55
Winmark	239	31
Winnebago Industries	3,046	87
Wolverine World Wide	11,395	275

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Workhorse Group *	1,294	$3
World Wrestling Entertainment, Cl A	4,120	88
Wyndham Worldwide	6,000	572
Wynn Resorts	4,400	541
Yum China Holdings *	35,800	1,221
Yum! Brands	19,100	1,256
ZAGG *	3,037	22
Zoe’s Kitchen *	2,028	37
Zumiez *	1,900	34

		191,256

Consumer Staples — 5.5%
AdvancePierre Foods Holdings	2,541	103
Alico	360	11
Alliance One International *	904	12
Altria Group	107,500	7,716
Amplify Snack Brands *	3,044	27
Andersons	3,093	116
Archer-Daniels-Midland	31,400	1,437
Avon Products *	51,649	250
B&G Foods, Cl A	7,595	319
Blue Buffalo Pet Products *	3,000	74
Boston Beer, Cl A *	1,032	149
Brown-Forman, Cl A	2,800	135
Brown-Forman, Cl B	10,200	483
Bunge	7,500	593
Calavo Growers	1,846	121
Cal-Maine Foods	3,519	133
Campbell Soup	10,200	587
Casey’s General Stores	2,000	224
Central Garden & Pet *	1,092	41
Central Garden & Pet, Cl A *	3,779	133
Chefs’ Warehouse *	2,029	28
Church & Dwight	13,800	684
Clorox	7,100	949
Coca-Cola	214,030	9,235
Coca-Cola Bottling Consolidated	551	117
Colgate-Palmolive	47,800	3,444
Conagra Brands	24,000	931
Constellation Brands, Cl A	9,100	1,570
Costco Wholesale	24,000	4,260
Coty, Cl A	25,478	455
Craft Brew Alliance *	1,395	19
CVS Health	59,100	4,872
Darling Ingredients *	18,880	286
Dean Foods	10,678	211
Dr Pepper Snapple Group	10,200	935
Edgewell Personal Care *	3,200	229
elf Beauty *	1,077	29
Energizer Holdings	3,400	201
Estee Lauder, Cl A	11,800	1,028
Farmer Bros *	853	30

22	Adviser Managed Trust / Quarterly Report / April 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Flowers Foods	9,800	$192
Fresh Del Monte Produce	3,691	226
Freshpet *	2,367	28
General Mills	32,800	1,886
Hain Celestial Group *	5,600	207
Herbalife *	4,200	266
Hershey	7,700	833
Hormel Foods	14,700	516
HRG Group *	13,955	279
Ingles Markets, Cl A	1,637	76
Ingredion	4,000	495
Inter Parfums	1,979	75
Inventure Foods *	2,085	8
J&J Snack Foods	1,744	235
JM Smucker	6,400	811
John B Sanfilippo & Son	1,001	74
Kellogg	13,500	958
Kimberly-Clark	19,800	2,569
Kraft Heinz	32,787	2,964
Kroger	52,000	1,542
Lamb Weston Holdings	7,700	321
Lancaster Colony	2,198	277
Landec *	3,399	47
Lifevantage *	1,494	7
Lifeway Foods *	366	4
Limoneira	1,244	26
McCormick	6,300	629
Mead Johnson Nutrition, Cl A	10,300	914
Medifast	1,286	60
MGP Ingredients	1,503	79
Molson Coors Brewing, Cl B	9,400	901
Mondelez International, Cl A	82,200	3,701
Monster Beverage *	22,915	1,040
National Beverage	1,395	124
Natural Grocers by Vitamin Cottage *	1,014	11
Natural Health Trends	788	23
Nature’s Sunshine Products	724	7
Nu Skin Enterprises, Cl A	2,800	155
Nutraceutical International	897	28
Oil-Dri Corp of America	545	22
Omega Protein	2,613	53
Orchids Paper Products	947	23
PepsiCo	79,364	8,990
Performance Food Group *	4,452	111
Philip Morris International	85,100	9,432
Pilgrim’s Pride	3,800	99
Pinnacle Foods	6,400	372
Post Holdings *	3,600	303
PriceSmart	2,301	200
Primo Water *	2,719	33
Procter & Gamble	140,576	12,277
Revlon, Cl A *	1,225	32

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Reynolds American	45,500	$2,935
Rite Aid *	55,900	224
Sanderson Farms	2,342	271
Seaboard	31	131
Seneca Foods, Cl A *	706	26
Smart & Final Stores *	2,418	29
Snyder’s-Lance	9,286	327
SpartanNash	4,245	156
Spectrum Brands Holdings	1,400	201
Sprouts Farmers Market *	7,100	158
SUPERVALU *	30,263	124
Synutra International *	2,428	15
Sysco	28,700	1,517
Tootsie Roll Industries	2,117	79
TreeHouse Foods *	3,000	263
Turning Point Brands *	706	11
Tyson Foods, Cl A	16,000	1,028
United Natural Foods *	5,697	237
Universal	2,860	210
US Foods Holding *	2,700	76
USANA Health Sciences *	1,168	66
Vector Group	10,740	233
Village Super Market, Cl A	776	20
Walgreens Boots Alliance	47,292	4,093
Wal-Mart Stores	83,200	6,255
WD-40	1,632	171
Weis Markets	1,125	65
Whole Foods Market	17,400	633

		116,272

Energy — 3.9%
Abraxas Petroleum *	16,094	30
Adams Resources & Energy	241	10
Alon USA Energy	3,351	41
Anadarko Petroleum	30,800	1,756
Antero Resources *	10,100	214
Apache	20,800	1,012
Archrock	7,869	93
Atwood Oceanics *	9,230	72
Baker Hughes	23,900	1,419
Bill Barrett *	6,783	26
Bristow Group	3,969	53
Cabot Oil & Gas	24,800	576
California Resources *	3,702	43
Callon Petroleum *	21,851	259
CARBO Ceramics *	2,698	19
Carrizo Oil & Gas *	7,187	181
Cheniere Energy *	10,800	490
Chesapeake Energy *	33,200	175
Chevron	103,303	11,022
Cimarex Energy	5,200	607
Clean Energy Fuels *	11,314	28

Adviser Managed Trust / Quarterly Report / April 30, 2017	23

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cobalt International Energy *	46,475	$18
Concho Resources *	7,700	975
ConocoPhillips	68,300	3,272
CONSOL Energy *	12,400	188
Contango Oil & Gas *	2,784	20
Continental Resources *	4,700	199
CVR Energy	1,669	37
Dawson Geophysical *	2,162	11
Delek US Holdings	7,327	176
Denbury Resources *	40,059	89
Devon Energy	28,300	1,118
DHT Holdings	11,331	54
Diamond Offshore Drilling *	3,662	53
Diamondback Energy *	4,900	489
Dorian LPG *	2,638	24
Dril-Quip *	1,900	98
Earthstone Energy *	292	4
Eclipse Resources *	5,339	11
Energen *	5,400	281
EOG Resources	30,300	2,803
EP Energy, Cl A *	4,198	19
EQT	9,500	552
Era Group *	2,125	27
Erin Energy *	1,500	3
Evolution Petroleum	2,696	22
EXCO Resources *	14,937	7
Exterran *	3,680	101
Extraction Oil & Gas *	3,100	49
ExxonMobil	229,335	18,725
Fairmount Santrol Holdings *	10,511	54
Forum Energy Technologies *	7,380	125
Frontline	7,692	51
GasLog	4,641	65
Gener8 Maritime *	4,143	22
Geospace Technologies *	1,380	23
Golar LNG	11,043	282
Green Plains	4,075	94
Gulfport Energy *	8,900	141
Halliburton	46,900	2,152
Helix Energy Solutions Group *	16,309	100
Helmerich & Payne	5,300	321
Hess	15,500	757
HollyFrontier	9,300	262
Hornbeck Offshore Services *	3,415	12
Independence Contract Drilling *	3,276	15
International Seaways *	1,749	34
Isramco *	61	7
Jagged Peak Energy *	3,649	41
Jones Energy, Cl A *	7,681	15
Keane Group *	3,554	49
Kinder Morgan	105,200	2,170
Kosmos Energy *	9,900	60

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Laredo Petroleum *	7,728	$99
Mammoth Energy Services *	789	15
Marathon Oil	46,800	696
Marathon Petroleum	28,700	1,462
Matador Resources *	10,433	226
Matrix Service *	3,138	37
McDermott International *	27,572	180
Murphy Oil	8,900	233
Nabors Industries	15,000	155
National Oilwell Varco	20,800	727
Natural Gas Services Group *	1,295	35
Navios Maritime Acquisition	8,951	15
Newfield Exploration *	10,900	377
Newpark Resources *	9,364	72
Noble	12,200	59
Noble Energy	24,400	789
Northern Oil and Gas *	5,052	11
Novatek PJSC GDR	200	25
Oasis Petroleum *	26,882	321
Occidental Petroleum	42,000	2,585
Oceaneering International	5,000	132
Oil States International *	5,848	174
ONEOK	11,200	589
Overseas Shipholding Group, Cl A *	5,249	19
Pacific Ethanol *	3,133	21
Panhandle Oil and Gas, Cl A	1,616	31
Par Pacific Holdings *	3,646	60
Parker Drilling *	16,582	27
Parsley Energy, Cl A *	12,200	363
Patterson-UTI Energy	9,400	203
PBF Energy, Cl A	6,300	141
PDC Energy *	6,447	356
PHI *	1,270	15
Phillips 66	24,600	1,957
Pioneer Energy Services *	8,681	26
Pioneer Natural Resources	8,919	1,543
QEP Resources *	13,500	159
Range Resources	11,212	297
Renewable Energy Group *	4,517	47
REX American Resources *	674	64
Rice Energy *	8,300	177
RigNet *	1,379	27
Ring Energy *	4,968	60
RPC	3,700	67
RSP Permian *	11,312	430
Sanchez Energy *	7,987	62
Schlumberger	76,528	5,555
Scorpio Tankers	18,494	81
SEACOR Holdings *	1,834	120
Seadrill *	44,533	31
SemGroup, Cl A	7,779	259
Ship Finance International	7,013	99

24	Adviser Managed Trust / Quarterly Report / April 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SM Energy	4,900	$111
Smart Sand *	1,571	19
Southwestern Energy *	26,900	202
SRC Energy *	21,856	165
Superior Energy Services *	7,600	92
Surgutneftegas ADR	45,837	247
Targa Resources	9,800	540
Teekay Tankers, Cl A	12,174	25
Tesco *	5,418	35
Tesoro	6,500	518
TETRA Technologies *	12,495	42
Tidewater *	5,009	4
Unit *	5,911	127
US Silica Holdings	8,577	356
Valero Energy	25,700	1,660
W&T Offshore *	4,080	8
Western Refining	9,315	321
Westmoreland Coal *	1,965	21
Whiting Petroleum *	10,200	85
WildHorse Resource Development *	2,286	25
Willbros Group *	4,741	13
Williams	41,100	1,259
World Fuel Services	3,500	129
WPX Energy *	21,400	255

		81,973

Financials — 10.3%
1st Source	1,783	86
Access National	2,402	68
ACNB	642	20
Affiliated Managers Group	3,100	513
Aflac	22,000	1,647
AGNC Investment ††	18,300	386
Alleghany *	800	489
Allegiance Bancshares *	1,385	54
Allied World Assurance Holdings	5,000	265
Allstate	20,400	1,658
Ally Financial	24,300	481
Ambac Financial Group *	5,090	99
American Equity Investment Life Holding	9,797	232
American Express	41,700	3,305
American Financial Group	3,800	370
American International Group	56,100	3,417
American National Bankshares	889	34
American National Insurance	400	47
Ameriprise Financial	8,000	1,023
Ameris Bancorp	4,208	198
AMERISAFE	2,186	126
Ames National	925	29
AmTrust Financial Services	4,500	72
Annaly Capital Management ††	54,600	645
Anworth Mortgage Asset ††	11,605	68

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Apollo Commercial Real Estate Finance ††	9,347	$180
Arch Capital Group *	6,200	601
Ares Commercial Real Estate ††	3,426	47
Argo Group International Holdings	3,308	218
Arlington Asset Investment, Cl A	2,368	34
ARMOUR Residential ††	4,151	100
Arrow Financial	1,360	47
Arthur J Gallagher	9,600	536
Artisan Partners Asset Management, Cl A	2,000	59
Aspen Insurance Holdings	3,000	157
Associated Banc-Corp	8,100	202
Associated Capital Group	432	15
Assurant	3,200	308
Assured Guaranty	7,400	282
Astoria Financial	10,871	222
Athene Holding, Cl A *	1,800	96
Atlantic Capital Bancshares *	1,827	36
Atlas Financial Holdings *	1,157	15
Axis Capital Holdings	4,600	303
B. Riley Financial	1,039	16
Baldwin & Lyons, Cl B	954	23
Banc of California	5,702	124
BancFirst	917	88
Bancorp *	6,022	39
BancorpSouth	10,168	310
Bank Mutual	4,906	45
Bank of America	564,630	13,178
Bank of Hawaii	2,500	204
Bank of Marin Bancorp	756	48
Bank of New York Mellon	57,600	2,711
Bank of NT Butterfield & Son	1,375	46
Bank of the Ozarks	10,346	491
BankFinancial	1,654	24
BankUnited	5,400	191
Bankwell Financial Group	622	22
Banner	3,555	196
Bar Harbor Bankshares	1,849	57
BB&T	44,400	1,917
Bear State Financial	1,924	18
Beneficial Bancorp	8,110	130
Berkshire Hathaway, Cl B *	104,043	17,189
Berkshire Hills Bancorp	3,795	142
BGC Partners, Cl A	25,126	286
BlackRock, Cl A	6,874	2,644
Blue Capital Reinsurance Holdings	649	12
Blue Hills Bancorp	3,046	55
BNC Bancorp	4,665	156
BofI Holding *	6,858	164
BOK Financial	1,400	118
Boston Private Financial Holdings	9,419	147
Bridge Bancorp	2,183	79
Brookline Bancorp	7,814	114

Adviser Managed Trust / Quarterly Report / April 30, 2017	25

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Brown & Brown	6,600	$283
Bryn Mawr Bank	1,930	83
BSB Bancorp *	878	26
C&F Financial	348	17
California First National Bancorp	303	5
Camden National	1,790	77
Capital Bank Financial, Cl A	2,841	118
Capital City Bank Group	1,209	25
Capital One Financial	26,300	2,114
Capitol Federal Financial	14,550	213
Capstar Financial Holdings *	439	8
Capstead Mortgage ††	11,297	126
Carolina Financial	1,517	47
Cascade Bancorp *	3,425	26
Cathay General Bancorp	8,712	331
CBOE Holdings	4,500	371
CenterState Banks	5,660	143
Central Pacific Financial	3,447	108
Central Valley Community Bancorp	953	22
Century Bancorp, Cl A	330	21
Charles Schwab	64,200	2,494
Charter Financial	1,484	27
Chemical Financial	7,590	360
Chemung Financial	349	13
Chimera Investment ††	10,200	208
Chubb	25,400	3,486
Cincinnati Financial	8,100	584
CIT Group	10,800	500
Citigroup	152,400	9,010
Citizens, Cl A *	4,856	34
Citizens & Northern	1,238	29
Citizens Financial Group	29,000	1,065
City Holding	1,706	121
Clifton Bancorp	2,801	47
CME Group, Cl A	18,500	2,150
CNA Financial	1,700	77
CNB Financial	1,773	42
CNO Financial Group	20,629	435
CoBiz Financial	4,370	72
Codorus Valley Bancorp	888	26
Cohen & Steers	2,479	99
Columbia Banking System	6,835	270
Comerica	9,500	672
Commerce Bancshares	4,910	270
Community Bank System	5,065	283
Community Trust Bancorp	1,733	78
ConnectOne Bancorp	3,644	81
County Bancorp	531	15
Cowen Group, Cl A *	3,267	52
Crawford, Cl B	1,597	17
Credit Acceptance *	400	81
CU Bancorp *	1,932	72

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cullen	2,900	$274
Customers Bancorp *	3,201	99
CVB Financial	11,913	257
CYS Investments ††	17,182	147
Diamond Hill Investment Group	368	74
Dime Community Bancshares	3,564	69
Discover Financial Services	21,200	1,327
Donegal Group, Cl A	920	15
Donnelley Financial Solutions *	1,312	29
Dynex Capital ††	4,707	33
E*TRADE Financial *	15,200	525
Eagle Bancorp *	3,491	209
East West Bancorp	8,000	434
Eaton Vance	6,100	262
eHealth *	1,904	27
EMC Insurance Group	883	25
Employers Holdings	3,683	147
Encore Capital Group *	2,768	92
Enova International *	2,821	40
Enstar Group *	1,340	261
Enterprise Bancorp	1,092	38
Enterprise Financial Services	2,551	108
Equity Bancshares, Cl A *	756	24
Erie Indemnity, Cl A	1,300	161
ESSA Bancorp	896	14
Essent Group *	8,586	318
EverBank Financial	12,071	235
Evercore Partners, Cl A	4,576	337
Everest Re Group	2,300	579
Ezcorp, Cl A *	5,982	54
FactSet Research Systems	2,200	359
Farmers Capital Bank	798	33
Farmers National Banc	2,687	38
FB Financial *	703	25
FBL Financial Group, Cl A	1,153	77
FBR	696	13
FCB Financial Holdings, Cl A *	3,445	163
Federal Agricultural Mortgage, Cl C	1,056	60
Federated Investors, Cl B	4,700	126
Federated National Holding	1,355	22
Fidelity & Guaranty Life	1,253	36
Fidelity Southern	2,549	57
Fifth Street Asset Management, Cl A	932	4
Fifth Third Bancorp	41,900	1,024
Financial Engines	6,297	268
Financial Institutions	1,706	57
First American Financial	5,800	252
First Bancorp	3,855	112
First BanCorp *	13,879	82
First Busey	3,579	107
First Business Financial Services	878	23
First Citizens BancShares, Cl A	891	310

26	Adviser Managed Trust / Quarterly Report / April 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
First Commonwealth Financial	10,312	$133
First Community Bancshares	1,878	50
First Community Financial Partners *	1,485	19
First Connecticut Bancorp	1,508	40
First Defiance Financial	1,048	56
First Financial	1,232	60
First Financial Bancorp	7,254	201
First Financial Bankshares	7,499	300
First Financial Northwest	992	16
First Foundation *	3,164	50
First Hawaiian	1,900	57
First Horizon National	12,600	231
First Internet Bancorp	768	23
First Interstate BancSystem, Cl A	2,243	85
First Merchants	4,785	198
First Mid-Illinois Bancshares	999	33
First Midwest Bancorp	10,449	237
First NBC Bank Holding *	1,648	4
First Northwest Bancorp *	1,198	20
First of Long Island	2,526	69
First Republic Bank	8,400	777
FirstCash	5,469	284
Flagstar Bancorp *	2,375	69
Flushing Financial	3,260	96
FNB	37,073	528
FNF Group	14,300	586
FNFV Group *	7,431	102
Franklin Financial Network *	1,389	56
Franklin Resources	19,900	858
Fulton Financial	19,829	366
GAIN Capital Holdings	3,940	28
GAMCO Investors, Cl A	432	12
Genworth Financial, Cl A *	58,174	235
German American Bancorp	2,488	82
Glacier Bancorp	8,954	302
Global Indemnity *	887	36
Goldman Sachs Group	21,200	4,745
Great Ajax ††	1,911	26
Great Southern Bancorp	1,280	64
Great Western Bancorp	6,939	286
Green Bancorp *	2,210	40
Green Dot, Cl A *	4,945	170
Greene County Bancorp	367	9
Greenhill	3,146	80
Greenlight Capital Re, Cl A *	3,418	74
Guaranty Bancorp	2,040	51
Hallmark Financial Services *	1,528	16
Hancock Holding	9,819	459
Hanmi Financial	3,541	103
Hannon Armstrong Sustainable Infrastructure Capital ††	5,651	124
Hanover Insurance Group	2,400	212

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
HarborOne Bancorp *	1,578	$33
Hartford Financial Services Group	21,500	1,040
HCI Group	1,096	52
Heartland Financial	2,655	127
Hennessy Advisors	478	8
Heritage Commerce	3,182	45
Heritage Financial	3,459	91
Heritage Insurance Holdings	2,785	34
Hilltop Holdings	8,594	239
Hingham Institution	147	26
Home Bancorp	630	23
Home BancShares	13,942	355
HomeStreet *	3,071	80
HomeTrust Bancshares *	2,096	52
Hope Bancorp	15,083	276
Horace Mann Educators	4,800	186
Horizon Bancorp	2,220	60
Houlihan Lokey, Cl A	2,399	80
Huntington Bancshares	58,300	750
IBERIABANK	5,909	469
Impac Mortgage Holdings *	879	13
Independence Holding	787	15
Independent Bank	5,504	248
Independent Bank Group	1,256	76
Infinity Property & Casualty	1,295	129
Interactive Brokers Group, Cl A	3,200	111
Intercontinental Exchange	32,100	1,932
International Bancshares	6,354	238
International. FCStone *	1,769	66
Invesco	22,400	738
Invesco Mortgage Capital ††	12,990	212
Investment Technology Group	3,754	75
Investors Bancorp	34,704	481
Investors Title	155	28
James River Group Holdings	1,675	73
Janus Capital Group	16,716	228
JPMorgan Chase	200,206	17,418
KCG Holdings, Cl A *	4,486	89
Kearny Financial	10,054	147
Kemper	4,700	185
KeyCorp	59,104	1,078
Kinsale Capital Group	722	26
Ladder Capital, Cl A ††	5,182	76
Ladenburg Thalmann Financial Services *	10,681	30
Lakeland Bancorp	5,001	97
Lakeland Financial	2,717	124
Lazard, Cl A	7,200	309
LCNB	952	21
LegacyTexas Financial Group	5,246	198
Legg Mason	5,300	198
LendingClub *	37,684	220
LendingTree *	753	106

Adviser Managed Trust / Quarterly Report / April 30, 2017	27

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Leucadia National	17,900	$454
Lincoln National	12,900	850
Live Oak Bancshares	2,343	57
Loews	15,100	704
LPL Financial Holdings	4,700	198
M&T Bank	8,200	1,274
Macatawa Bank	2,871	27
Maiden Holdings	7,940	98
MainSource Financial Group	2,700	92
Manning & Napier, Cl A	1,617	9
Markel *	800	776
MarketAxess Holdings	2,100	404
Marlin Business Services	915	23
Marsh & McLennan	28,500	2,113
MB Financial	8,734	371
MBIA *	15,001	126
MBT Financial	1,920	21
Medley Management, Cl A	508	4
Mercantile Bank	1,891	64
Merchants Bancshares	615	31
Mercury General	1,573	97
Meridian Bancorp	5,491	96
Meta Financial Group	960	81
MetLife	51,200	2,653
MFA Financial ††	18,700	155
MGIC Investment *	39,305	414
Midland States Bancorp	415	14
MidWestOne Financial Group	873	30
Moelis, Cl A	2,754	101
Moody’s	9,300	1,100
Morgan Stanley	78,600	3,409
Morningstar	1,033	76
Mortgage Investment Trust ††	3,297	62
MSCI, Cl A	4,700	471
MTGE Investment ††	5,203	94
MutualFirst Financial	586	19
NASDAQ OMX Group	6,200	427
National Bank Holdings, Cl A	2,816	89
National Bankshares	720	30
National Commerce *	1,090	42
National General Holdings	5,590	127
National Western Life Group, Cl A	266	81
Nationstar Mortgage Holdings *	3,564	57
Navient	16,600	252
Navigators Group	2,588	140
NBT Bancorp	5,026	192
Nelnet, Cl A	2,290	103
New Residential Investment ††	34,765	580
New York Community Bancorp	25,800	343
New York Mortgage Trust ††	12,147	78
NewStar Financial	2,604	28
Nicolet Bankshares *	969	48

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NMI Holdings, Cl A *	6,024	$70
Northern Trust	11,400	1,026
Northfield Bancorp	4,954	91
Northrim BanCorp	733	23
Northwest Bancshares	11,191	181
OceanFirst Financial	3,024	84
Ocwen Financial *	10,977	25
OFG Bancorp	5,090	60
Old Line Bancshares	900	25
Old National Bancorp	15,636	263
Old Republic International	13,700	283
Old Second Bancorp	3,119	37
OM Asset Management	4,570	71
On Deck Capital *	5,163	25
OneBeacon Insurance Group, Cl A	2,098	33
OneMain Holdings, Cl A *	2,800	65
Oppenheimer Holdings, Cl A	1,086	19
Opus Bank	1,977	45
Orchid Island Capital, Cl A ††	3,407	36
Oritani Financial	4,488	76
Orrstown Financial Services	802	17
Owens Realty Mortgage ††	1,097	20
Pacific Continental	2,479	62
Pacific Mercantile Bancorp *	1,689	13
Pacific Premier Bancorp *	4,111	150
PacWest Bancorp	6,600	326
Paragon Commercial *	57	3
Park National	1,556	164
Park Sterling	6,136	75
Patriot National *	1,238	4
Peapack Gladstone Financial	1,931	62
Penns Woods Bancorp	503	21
PennyMac Financial Services, Cl A *	1,488	25
PennyMac Mortgage Investment Trust ††	7,885	141
Peoples Bancorp	1,883	63
Peoples Financial Services	724	33
People’s United Financial	18,200	318
People’s Utah Bancorp	1,405	37
PHH *	5,986	77
PICO Holdings *	2,366	38
Pinnacle Financial Partners	5,483	351
Piper Jaffray	1,627	102
PJT Partners	2,118	73
PNC Financial Services Group	27,500	3,293
Popular	5,900	247
PRA Group *	5,470	176
Preferred Bank	1,434	76
Premier Financial Bancorp	1,009	22
Primerica	5,434	455
Principal Financial Group	14,500	944
PrivateBancorp	9,164	529
ProAssurance	2,700	167

28	Adviser Managed Trust / Quarterly Report / April 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Progressive	32,100	$1,275
Prosperity Bancshares	7,805	524
Provident Bancorp *	505	11
Provident Financial Holdings	720	14
Provident Financial Services	7,240	186
Prudential Financial	24,300	2,601
Pzena Investment Management, Cl A	1,636	17
QCR Holdings	1,456	66
Radian Group	25,125	424
Raymond James Financial	6,800	507
Redwood Trust ††	8,814	150
Regional Management *	1,159	23
Regions Financial	68,600	943
Reinsurance Group of America, Cl A	3,500	438
RenaissanceRe Holdings	2,300	327
Renasant	4,926	209
Republic Bancorp, Cl A	1,018	37
Republic First Bancorp *	6,118	53
Resource Capital ††	3,160	30
RLI	4,350	249
S&P Global	14,400	1,932
S&T Bancorp	3,971	143
Safeguard Scientifics *	2,123	27
Safety Insurance Group	1,672	121
Sandy Spring Bancorp	2,687	116
Santander Consumer USA Holdings *	6,312	80
Seacoast Banking Corp of Florida *	3,862	93
SEI Investments †	7,100	360
Selective Insurance Group	6,677	353
ServisFirst Bancshares	5,456	206
Shore Bancshares	1,351	22
SI Financial Group	1,225	18
Sierra Bancorp	1,265	32
Signature Bank *	2,900	401
Silvercrest Asset Management Group, Cl A	787	11
Simmons First National, Cl A	3,413	187
SLM *	24,200	303
South State	3,073	271
Southern First Bancshares *	619	21
Southern Missouri Bancorp	631	21
Southern National Bancorp of Virginia	1,212	22
Southside Bancshares	3,010	104
Southwest Bancorp	2,217	58
Starwood Property Trust ††	14,100	320
State Auto Financial	1,850	50
State Bank Financial	3,953	106
State National	3,633	53
State Street	21,500	1,804
Sterling Bancorp	14,860	345
Stewart Information Services	2,668	127
Stifel Financial *	7,392	361
Stock Yards Bancorp	2,456	101

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Stonegate Bank	1,435	$66
Summit Financial Group	900	20
Sun Bancorp	1,137	28
SunTrust Banks	27,500	1,562
SVB Financial Group *	2,800	493
Synchrony Financial	45,900	1,276
Synovus Financial	7,000	293
T Rowe Price Group	13,300	943
TCF Financial	8,779	145
TD Ameritrade Holding	13,600	520
Territorial Bancorp	821	25
Texas Capital Bancshares *	5,812	442
TFS Financial	3,900	64
Third Point Reinsurance *	7,457	90
Tiptree	2,995	21
Tompkins Financial	1,671	138
Torchmark	6,500	499
Towne Bank	6,387	207
Travelers	16,100	1,959
TriCo Bancshares	2,307	82
TriState Capital Holdings *	2,685	67
Triumph Bancorp *	1,960	44
Trupanion *	1,563	25
TrustCo Bank	10,703	85
Trustmark	7,765	258
Two Harbors Investment ††	17,500	175
UMB Financial	5,172	375
Umpqua Holdings	25,790	456
Union Bankshares	5,564	194
United Bankshares	10,590	423
United Community Banks	8,004	219
United Community Financial	5,909	50
United Financial Bancorp	5,825	101
United Fire Group	2,427	107
United Insurance Holdings	1,805	28
Universal Insurance Holdings	3,818	99
Univest Corp of Pennsylvania	2,933	89
Unum Group	13,000	602
US Bancorp	89,400	4,584
Validus Holdings	4,300	238
Valley National Bancorp	28,579	336
Veritex Holdings *	1,286	35
Virtu Financial, Cl A	3,120	48
Virtus Investment Partners	620	66
Voya Financial	11,100	415
Waddell & Reed Financial, Cl A	9,450	170
Walker & Dunlop *	3,175	142
Walter Investment Management *	2,434	3
Washington Federal	10,490	353
Washington Trust Bancorp	1,811	89
WashingtonFirst Bankshares	925	26
Waterstone Financial	3,139	60

Adviser Managed Trust / Quarterly Report / April 30, 2017	29

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Webster Financial	10,713	$544
Wells Fargo	250,960	13,512
WesBanco	4,763	190
West Bancorporation	2,022	47
Westamerica Bancorporation	2,803	154
Western Alliance Bancorp *	5,300	254
Western Asset Mortgage Capital ††	4,906	52
Western New England Bancorp	3,189	33
Westwood Holdings Group	986	55
White Mountains Insurance Group	250	215
Wintrust Financial	5,955	422
WisdomTree Investments	13,355	111
WMIH *	21,113	32
World Acceptance *	648	34
WR Berkley	5,300	360
WSFS Financial	3,301	156
Xenith Bankshares *	883	24
XL Group	14,400	603
Zions Bancorporation	10,900	436

		220,068

Health Care — 9.2%
AAC Holdings *	1,050	8
Abaxis	2,537	114
Abbott Laboratories	94,100	4,107
AbbVie	89,054	5,872
ABIOMED *	2,300	300
Acadia Healthcare *	3,700	161
ACADIA Pharmaceuticals *	5,400	185
Accelerate Diagnostics *	2,705	74
Acceleron Pharma *	3,269	108
Accuray *	9,884	45
AcelRx Pharmaceuticals *	3,926	10
Aceto	3,409	54
Achillion Pharmaceuticals *	12,655	43
Aclaris Therapeutics *	1,334	38
Acorda Therapeutics *	5,007	81
Adamas Pharmaceuticals *	1,759	29
Addus HomeCare *	819	28
Aduro Biotech *	4,235	41
Advaxis *	4,212	36
Adverum Biotechnologies *	2,654	8
Aerie Pharmaceuticals *	3,322	146
Aetna	18,733	2,530
Aevi Genomic Medicine *	2,688	4
Agenus *	7,664	28
Agile Therapeutics *	1,495	5
Agilent Technologies	17,900	985
Agios Pharmaceuticals *	1,700	85
Aimmune Therapeutics *	3,061	60
Akebia Therapeutics *	3,780	50
Akorn *	4,200	140

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Albany Molecular Research *	3,309	$53
Alder Biopharmaceuticals *	5,328	107
Alere *	5,000	246
Alexion Pharmaceuticals *	11,900	1,521
Align Technology *	4,000	538
Allergan	18,400	4,487
Allscripts Healthcare Solutions *	9,400	113
Almost Family *	1,216	60
Alnylam Pharmaceuticals *	4,200	225
AMAG Pharmaceuticals *	3,879	95
Amedisys *	3,234	175
American Renal Associates Holdings *	940	16
AmerisourceBergen, Cl A	8,900	730
Amgen	41,326	6,749
Amicus Therapeutics *	17,105	131
AMN Healthcare Services *	5,498	225
Amphastar Pharmaceuticals *	3,987	60
Ampio Pharmaceuticals *	3,100	2
Analogic	1,435	103
AnaptysBio *	657	18
Anavex Life Sciences *	3,885	22
AngioDynamics *	3,337	52
ANI Pharmaceuticals *	954	52
Anika Therapeutics *	1,668	77
Anthem	14,400	2,562
Anthera Pharmaceuticals *	4,367	1
Applied Genetic Technologies *	1,352	8
Aptevo Therapeutics *	1,673	3
AquaBounty Technologies *	47	–
Aratana Therapeutics *	3,536	22
Ardelyx *	3,719	50
Arena Pharmaceuticals *	29,555	40
Argos Therapeutics *	1,219	1
Array BioPharma *	18,953	164
Arrowhead Pharmaceuticals *	6,334	10
Asterias Biotherapeutics *	2,695	10
Atara Biotherapeutics *	2,753	47
athenahealth *	2,200	216
Athersys *	12,665	19
AtriCure *	3,682	75
Atrion	158	82
Audentes Therapeutics *	819	12
Avexis *	694	56
Avinger *	2,764	2
AxoGen *	3,227	39
Axovant Sciences *	2,939	71
Axsome Therapeutics *	1,248	5
Baxter International	27,200	1,514
Becton Dickinson	11,500	2,150
Bellicum Pharmaceuticals *	2,202	29
BioCryst Pharmaceuticals *	8,938	57
Biogen *	12,000	3,255

30	Adviser Managed Trust / Quarterly Report / April 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
BioMarin Pharmaceutical *	9,400	$901
Bio-Path Holdings *	9,090	6
Bio-Rad Laboratories, Cl A *	1,123	245
BioScrip *	11,796	18
BioSpecifics Technologies *	572	32
Bio-Techne	1,900	203
BioTelemetry *	3,221	106
BioTime *	9,732	33
Bioverativ *	5,800	341
Bluebird Bio *	4,759	423
Blueprint Medicines *	2,836	132
Boston Scientific *	73,800	1,947
Bristol-Myers Squibb	91,900	5,151
Brookdale Senior Living, Cl A *	9,300	121
Bruker	5,300	129
Cambrex *	3,710	220
Cantel Medical	4,134	308
Capital Senior Living *	3,493	49
Cara Therapeutics *	2,356	37
Cardinal Health	17,700	1,285
Cardiovascular Systems *	3,683	110
Castlight Health, Cl B *	4,333	17
Catalent *	11,682	342
Celgene *	42,200	5,235
Celldex Therapeutics *	9,944	33
Cellular Biomedicine Group *	1,311	14
Cempra *	4,966	21
Centene *	9,100	677
Cerner *	16,100	1,042
Cerus *	11,279	49
Charles River Laboratories International *	2,400	215
Chemed	1,896	382
ChemoCentryx *	3,121	23
Chimerix *	4,659	28
ChromaDex *	3,127	10
Cidara Therapeutics *	1,176	9
Cigna	13,900	2,174
Civitas Solutions *	1,582	28
Clearside Biomedical *	891	7
Clovis Oncology *	4,301	249
Coherus Biosciences *	4,006	77
Collegium Pharmaceutical *	1,976	19
Community Health Systems *	12,926	111
Computer Programs & Systems	1,165	32
Concert Pharmaceuticals *	1,759	28
ConforMIS *	3,767	21
CONMED	3,139	154
Cooper	2,600	521
Corcept Therapeutics *	8,705	83
Corindus Vascular Robotics *	6,347	8
CorVel *	1,181	53
Corvus Pharmaceuticals *	405	4

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cotiviti Holdings *	1,538	$64
CR Bard	4,067	1,251
Cross Country Healthcare *	3,757	52
CryoLife	3,689	67
Curis *	12,173	29
Cutera *	1,299	25
Cytokinetics *	4,029	66
CytomX Therapeutics *	2,167	34
CytRx *	7,338	4
Danaher	33,300	2,775
DaVita *	8,600	593
DENTSPLY SIRONA	12,700	803
Depomed *	6,908	83
Dermira *	3,381	115
DexCom *	4,500	351
Dimension Therapeutics *	1,411	2
Diplomat Pharmacy *	5,073	79
Durect *	13,835	12
Dynavax Technologies *	5,574	31
Eagle Pharmaceuticals *	1,027	93
Edge Therapeutics *	1,738	18
Editas Medicine *	750	14
Edwards Lifesciences *	11,600	1,272
Egalet *	2,476	9
Eiger BioPharmaceuticals *	396	3
Eli Lilly	53,700	4,407
Emergent BioSolutions *	3,810	114
Enanta Pharmaceuticals *	1,931	61
Endocyte *	4,224	10
Endologix *	10,031	75
Ensign Group	5,759	103
Entellus Medical *	807	11
Envision Healthcare *	6,339	355
Enzo Biochem *	4,279	38
Epizyme *	4,705	85
Esperion Therapeutics *	1,574	56
Evolent Health, Cl A *	2,039	47
Exact Sciences *	12,364	371
Exactech *	1,096	32
Exelixis *	26,500	594
Express Scripts Holding *	32,800	2,012
FibroGen *	6,034	169
Five Prime Therapeutics *	3,011	105
Flex Pharma *	1,167	4
Flexion Therapeutics *	3,106	63
Fluidigm *	3,060	15
Fortress Biotech *	3,790	14
Foundation Medicine *	1,608	57
Fulgent Genetics *	624	6
Galena Biopharma *	1,024	1
Genesis Healthcare, Cl A *	4,394	11
GenMark Diagnostics *	5,046	65

Adviser Managed Trust / Quarterly Report / April 30, 2017	31

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Genomic Health *	2,188	$72
Geron *	18,446	47
Gilead Sciences	72,917	4,998
Glaukos *	1,959	93
Global Blood Therapeutics *	2,357	68
Globus Medical, Cl A *	8,039	244
GlycoMimetics *	1,158	5
Haemonetics *	5,994	251
Halozyme Therapeutics *	12,364	172
Halyard Health *	5,442	215
HCA Holdings *	16,800	1,415
HealthEquity *	5,094	232
HealthSouth	10,370	486
HealthStream *	3,117	87
Henry Schein *	4,407	766
Heron Therapeutics *	4,607	71
Heska *	744	81
Hill-Rom Holdings	3,700	280
HMS Holdings *	9,666	198
Hologic *	15,100	682
Humana	8,200	1,820
ICU Medical *	1,730	266
Idera Pharmaceuticals *	12,933	30
IDEXX Laboratories *	4,800	805
Ignyta *	3,221	29
Illumina *	8,000	1,479
Immune Design *	1,270	8
ImmunoGen *	8,864	38
Immunomedics *	10,822	62
Impax Laboratories *	8,299	117
INC Research Holdings, Cl A *	4,857	219
Incyte *	8,900	1,106
Infinity Pharmaceuticals *	5,743	12
Innoviva *	9,588	113
Inogen *	1,873	155
Inotek Pharmaceuticals *	1,930	4
Inovalon Holdings, Cl A *	3,000	37
Inovio Pharmaceuticals *	8,370	53
Insmed *	6,993	129
Insulet *	6,777	294
Insys Therapeutics *	2,462	28
Integer Holdings *	3,647	134
Integra LifeSciences Holdings *	7,102	326
Intellia Therapeutics *	993	14
Intercept Pharmaceuticals *	800	90
Intersect ENT *	3,052	58
Intra-Cellular Therapies, Cl A *	3,726	51
Intrexon *	3,193	67
Intuitive Surgical *	2,131	1,781
Invacare	3,817	56
Invitae *	3,451	38
InVivo Therapeutics Holdings *	3,501	13

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ionis Pharmaceuticals *	6,800	$328
iRadimed *	462	4
iRhythm Technologies *	761	27
IRIDEX *	841	10
Ironwood Pharmaceuticals, Cl A *	14,802	242
Johnson & Johnson	151,079	18,654
Jounce Therapeutics *	831	24
Juno Therapeutics *	3,200	80
K2M Group Holdings *	3,113	69
Kadmon Holdings *	1,447	4
Karyopharm Therapeutics *	3,446	35
Keryx Biopharmaceuticals *	9,387	56
Kindred Healthcare	10,048	96
Kite Pharma *	5,094	418
La Jolla Pharmaceutical *	1,648	48
Laboratory Corp of America Holdings *	5,700	799
Landauer	1,119	59
Lannett *	3,121	81
LeMaitre Vascular	1,440	43
Lexicon Pharmaceuticals *	4,921	77
LHC Group *	1,816	98
LifePoint Health *	2,000	124
Ligand Pharmaceuticals *	2,203	245
Lion Biotechnologies *	6,855	47
Lipocine *	1,200	5
Loxo Oncology *	1,954	90
Luminex	4,482	84
MacroGenics *	3,771	81
Magellan Health *	2,667	183
MannKind *	6,766	6
Masimo *	4,704	483
McKesson	11,600	1,604
Medicines *	7,756	383
MediciNova *	3,202	18
Medidata Solutions *	6,362	416
MEDNAX *	5,000	302
Medpace Holdings *	879	28
Medtronic	77,100	6,406
Merck	152,218	9,488
Meridian Bioscience	4,712	70
Merit Medical Systems *	4,981	168
Merrimack Pharmaceuticals *	14,056	47
Mettler-Toledo International *	1,458	749
MiMedx Group *	11,575	147
Minerva Neurosciences *	2,349	18
Mirati Therapeutics *	1,476	7
Molina Healthcare *	5,070	252
Momenta Pharmaceuticals *	7,349	105
Mylan *	24,800	926
MyoKardia *	1,614	21
Myovant Sciences *	1,567	20
Myriad Genetics *	7,681	141

32	Adviser Managed Trust / Quarterly Report / April 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NanoString Technologies *	1,913	$33
NantHealth *	1,007	3
NantKwest *	1,830	6
Natera *	2,732	25
National HealthCare	1,274	95
National Research, Cl A	936	23
Natus Medical *	3,784	132
Nektar Therapeutics, Cl A *	16,378	311
Neogen *	4,204	262
NeoGenomics *	6,581	50
Neos Therapeutics *	2,348	17
Neurocrine Biosciences *	4,700	251
Nevro *	2,748	259
NewLink Genetics *	2,578	48
Nobilis Health *	6,051	8
Novan *	686	4
Novavax *	28,940	24
Novocure *	6,090	69
NuVasive *	5,706	414
NxStage Medical *	7,408	221
Obalon Therapeutics *	346	4
Ocular Therapeutix *	2,040	20
Omeros *	4,695	77
Omnicell *	4,090	169
OncoMed Pharmaceuticals *	2,672	11
Ophthotech *	3,349	10
OPKO Health *	16,300	127
OraSure Technologies *	6,488	85
Organovo Holdings *	11,425	33
Orthofix International *	1,980	78
Otonomy *	2,507	33
OvaScience *	3,356	5
Owens & Minor	7,214	250
Oxford Immunotec Global *	2,360	36
Pacific Biosciences of California *	9,084	36
Pacira Pharmaceuticals *	4,178	203
Paratek Pharmaceuticals *	2,233	48
PAREXEL International *	6,049	386
Patheon *	2,300	62
Patterson	4,800	214
PDL BioPharma	19,407	44
Penumbra *	3,204	274
PerkinElmer	6,000	356
Pfenex *	1,997	10
Pfizer	330,156	11,199
PharmAthene	6,845	5
PharMerica *	3,350	79
Phibro Animal Health, Cl A	2,253	67
Portola Pharmaceuticals, Cl A *	5,658	226
PRA Health Sciences *	2,807	180
Premier, Cl A *	2,300	78
Prestige Brands Holdings *	6,235	358

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Progenics Pharmaceuticals *	8,250	$65
Protagonist Therapeutics *	820	8
Proteostasis Therapeutics *	733	4
Providence Service *	1,297	57
PTC Therapeutics *	3,514	43
Puma Biotechnology *	3,160	128
QIAGEN	12,037	362
Quality Systems *	6,012	86
Quest Diagnostics	7,800	823
Quidel *	3,049	74
Quintiles IMS Holdings *	7,556	637
Quorum Health *	3,106	13
Ra Pharmaceuticals *	840	20
Radius Health *	3,699	145
RadNet *	3,949	24
Reata Pharmaceuticals, Cl A *	635	13
Regeneron Pharmaceuticals *	4,266	1,657
REGENXBIO *	2,218	46
Regulus Therapeutics *	4,308	7
Repligen *	3,884	143
ResMed	7,500	510
Retrophin *	4,251	83
Revance Therapeutics *	2,449	53
Rigel Pharmaceuticals *	13,442	40
Rockwell Medical *	5,833	50
RTI Surgical *	6,102	25
Sage Therapeutics *	3,461	246
Sangamo Therapeutics *	7,231	35
Sarepta Therapeutics *	5,953	216
SciClone Pharmaceuticals *	5,682	55
Seattle Genetics *	5,400	369
Second Sight Medical Products *	2,343	3
Select Medical Holdings *	12,121	167
Selecta Biosciences *	777	9
Senseonics Holdings *	3,964	7
Seres Therapeutics *	1,849	18
Sorrento Therapeutics *	3,134	6
Spark Therapeutics *	2,209	128
Spectranetics *	4,969	142
Spectrum Pharmaceuticals *	9,036	69
STAAR Surgical *	5,073	53
Stemline Therapeutics *	2,882	26
Stryker	18,400	2,509
Sucampo Pharmaceuticals, Cl A *	2,518	26
Supernus Pharmaceuticals *	5,410	176
Surgery Partners *	2,381	41
Surmodics *	1,359	31
Syndax Pharmaceuticals *	577	5
Synergy Pharmaceuticals *	23,596	97
Synthetic Biologics *	8,359	5
Syros Pharmaceuticals *	789	12
T2 Biosystems *	1,631	8

Adviser Managed Trust / Quarterly Report / April 30, 2017	33

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tabula Rasa HealthCare *	715	$10
Tactile Systems Technology *	646	12
Tandem Diabetes Care *	2,048	2
Taro Pharmaceutical Industries *	434	51
Teladoc *	2,639	65
Teleflex	2,400	497
Teligent *	4,341	34
Tenet Healthcare *	5,200	81
TESARO *	3,340	493
Tetraphase Pharmaceuticals *	3,983	32
TG Therapeutics *	5,112	56
TherapeuticsMD *	17,438	89
Theravance Biopharma *	4,626	187
Thermo Fisher Scientific	21,500	3,555
Titan Pharmaceuticals *	2,117	6
Tivity Health *	3,707	125
Tokai Pharmaceuticals *	1,183	1
TransEnterix *	7,930	5
Trevena *	4,699	15
Triple-S Management, Cl B *	2,659	48
Trovagene *	3,685	3
Ultragenyx Pharmaceutical *	4,508	290
United Therapeutics *	2,400	302
UnitedHealth Group	51,900	9,076
Universal Health Services, Cl B	4,600	555
US Physical Therapy	1,371	90
Utah Medical Products	372	23
Vanda Pharmaceuticals *	4,316	66
Varex Imaging *	2,080	70
Varian Medical Systems *	5,200	472
VCA *	4,400	403
Veeva Systems, Cl A *	5,200	279
Veracyte *	1,630	14
Versartis *	3,796	70
Vertex Pharmaceuticals *	13,400	1,585
ViewRay *	902	6
Vital Therapies *	2,600	10
Vocera Communications *	3,029	77
Voyager Therapeutics *	1,274	13
vTv Therapeutics, Cl A *	501	3
VWR *	3,900	110
Waters *	4,300	731
WaVe Life Sciences *	814	17
WellCare Health Plans *	2,400	368
West Pharmaceutical Services	3,900	359
Wright Medical Group *	12,081	367
XBiotech *	1,820	20
Xencor *	4,190	108
Zafgen *	2,468	12
Zeltiq Aesthetics *	4,180	236
Zimmer Biomet Holdings	10,200	1,220
ZIOPHARM Oncology *	14,003	99

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zoetis, Cl A	24,900	$1,397
Zogenix *	2,637	29

		196,169

Industrials — 7.4%
3M	32,400	6,345
AAON	4,646	170
AAR	3,954	142
ABM Industries	6,557	283
Acacia Research *	5,293	29
ACCO Brands *	12,230	174
Actuant, Cl A	6,971	190
Acuity Brands	2,400	423
Advanced Disposal Services *	2,488	59
Advanced Drainage Systems	4,062	94
Advisory Board *	4,682	239
AECOM *	8,500	291
Aegion, Cl A *	4,011	92
Aerojet Rocketdyne Holdings *	6,860	154
Aerovironment *	2,495	71
AGCO	4,000	256
Air Lease, Cl A	4,900	187
Air Transport Services Group *	5,886	108
Aircastle	5,541	131
Alamo Group	1,118	88
Alaska Air Group	6,500	553
Albany International, Cl A	3,293	161
Allegiant Travel, Cl A	1,547	225
Allegion	5,300	417
Allied Motion Technologies	683	15
Allison Transmission Holdings	7,600	294
Altra Industrial Motion	2,871	127
AMERCO	300	112
Ameresco, Cl A *	2,406	16
American Airlines Group	28,900	1,232
American Railcar Industries	813	34
American Superconductor *	1,297	7
American Woodmark *	1,611	148
AMETEK	12,500	715
AO Smith	7,900	426
Apogee Enterprises	3,228	176
Applied Industrial Technologies	4,155	266
Aqua Metals *	1,654	27
ARC Document Solutions *	4,499	17
ArcBest	2,881	76
Arconic	24,366	666
Argan	1,520	102
Armstrong Flooring *	2,743	53
Armstrong World Industries *	2,300	108
Astec Industries	2,226	141
Astronics *	1,966	64
Astronics, Cl B *	326	11

34	Adviser Managed Trust / Quarterly Report / April 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Atkore International Group *	1,310	$34
Atlas Air Worldwide Holdings *	2,848	165
Avis Budget Group *	4,200	128
Axon Enterprise *	5,936	146
AZZ	2,971	175
Babcock & Wilcox Enterprises *	5,365	50
Barnes Group	5,780	318
Barrett Business Services	896	52
Beacon Roofing Supply *	7,009	347
Blue Bird *	635	12
BMC Stock Holdings *	6,413	149
Boeing	32,800	6,062
Brady, Cl A	5,409	211
Briggs & Stratton	5,041	126
Brink’s	5,201	319
Builders FirstSource *	9,817	157
BWX Technologies, Cl W	5,300	261
Caesarstone *	2,844	113
CAI International *	1,744	36
Carlisle	3,500	355
Casella Waste Systems, Cl A *	4,740	71
Caterpillar	30,700	3,139
CBIZ *	5,610	88
CECO Environmental	3,085	35
Celadon Group	2,886	11
CH Robinson Worldwide	7,700	560
Chart Industries *	3,663	134
Cintas	4,800	588
CIRCOR International	1,932	129
Clean Harbors *	3,000	174
Cogint *	1,727	9
Colfax *	5,400	219
Columbus McKinnon	2,377	62
Comfort Systems	4,275	157
Continental Building Products *	3,989	97
Copart *	11,000	340
Covanta Holding	5,900	86
Covenant Transportation Group, Cl A *	1,257	24
CRA International	925	35
Crane	2,500	200
CSW Industrials *	1,723	61
CSX	52,500	2,669
Cubic	2,909	151
Cummins	8,600	1,298
Curtiss-Wright	5,119	478
Deere	17,200	1,920
Delta Air Lines	40,000	1,818
Deluxe	5,656	407
DigitalGlobe *	7,328	236
DMC Global	1,508	23
Donaldson	7,100	329
Douglas Dynamics	2,614	83

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dover	8,300	$655
Ducommun *	1,127	33
Dun & Bradstreet	2,100	230
DXP Enterprises *	1,854	68
Dycom Industries *	3,583	379
Echo Global Logistics *	3,340	63
EMCOR Group	6,973	458
Emerson Electric	35,000	2,110
Encore Wire	2,288	101
Energous *	1,615	20
Energy Recovery *	3,611	30
EnerSys	5,040	419
Engility Holdings *	2,080	59
Ennis	3,181	56
EnPro Industries	2,479	175
Equifax	6,500	880
ESCO Technologies	2,918	172
Essendant	4,611	77
Esterline Technologies *	3,459	316
ExOne *	1,220	12
Expeditors International of Washington	9,900	555
Exponent	2,956	181
Fastenal	15,500	693
Federal Signal	6,787	106
FedEx	13,800	2,618
Flowserve	7,200	366
Fluor	7,700	395
Fortive	16,672	1,055
Fortune Brands Home & Security	8,200	523
Forward Air	3,378	180
Foundation Building Materials *	1,478	24
Franklin Covey *	1,126	24
Franklin Electric	5,351	220
FreightCar America	1,322	17
FTI Consulting *	4,746	164
FuelCell Energy *	2,721	3
GATX	4,735	284
Gencor Industries *	871	14
Generac Holdings *	7,253	255
General Cable	5,638	101
General Dynamics	13,400	2,597
General Electric	478,757	13,879
Genesee & Wyoming, Cl A *	3,400	230
Gibraltar Industries *	3,633	143
Global Brass & Copper Holdings	2,505	89
GMS *	780	28
Gorman-Rupp	2,081	60
GP Strategies *	1,340	36
Graco	3,100	334
Graham	1,041	23
Granite Construction	4,573	241
Great Lakes Dredge & Dock *	6,228	28

Adviser Managed Trust / Quarterly Report / April 30, 2017	35

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Greenbrier	3,158	$137
Griffon	3,539	85
H&E Equipment Services	3,710	78
Hardinge	1,277	13
Harsco *	9,163	120
Hawaiian Holdings *	6,199	337
HC2 Holdings *	3,606	21
HD Supply Holdings *	10,900	439
Healthcare Services Group	8,126	373
Heartland Express	5,551	112
HEICO	1,250	89
HEICO, Cl A	2,375	146
Heidrick & Struggles International	2,179	47
Herc Holdings *	1,546	70
Heritage-Crystal Clean *	1,400	21
Herman Miller	7,068	234
Hertz Global Holdings *	3,640	60
Hexcel	5,300	274
Hill International *	3,575	14
Hillenbrand	6,955	257
HNI	5,238	245
Honeywell International	41,838	5,487
Hub Group, Cl A *	3,840	150
Hubbell, Cl B	3,000	339
Huntington Ingalls Industries	2,500	502
Hurco	692	20
Huron Consulting Group *	2,497	111
Hyster-Yale Materials Handling, Cl A	1,145	69
ICF International *	2,044	90
IDEX	4,200	440
IES Holdings *	864	17
Illinois Tool Works	16,200	2,237
InnerWorkings *	4,880	52
Insperity	1,814	166
Insteel Industries	2,019	70
Interface, Cl A	7,482	149
ITT	4,600	194
Jacobs Engineering Group	6,600	362
JB Hunt Transport Services	4,800	430
JELD-WEN Holding *	2,887	95
JetBlue Airways *	17,600	384
John Bean Technologies	3,620	321
Johnson Controls International	50,145	2,085
Kadant	1,211	75
Kaman	3,087	148
Kansas City Southern	5,800	522
KAR Auction Services	7,600	332
KBR	7,200	101
Kelly Services, Cl A	3,548	79
Kennametal	9,143	380
KeyW Holding *	5,460	52
Kforce	2,927	66

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kimball International, Cl B	4,351	$77
Kirby *	2,700	191
KLX *	6,098	288
Knight Transportation	7,734	265
Knoll	5,478	131
Korn	6,775	220
Kratos Defense & Security Solutions *	7,998	61
L3 Technologies	4,300	739
Landstar System	2,400	205
Lawson Products *	701	16
Layne Christensen *	1,952	16
Lennox International	2,200	364
Lincoln Electric Holdings	3,400	303
Lindsay	1,202	104
Lockheed Martin	13,952	3,759
LSC Communications	1,312	34
LSI Industries	2,505	23
Lydall *	1,877	98
Macquarie Infrastructure	4,200	342
Manitowoc	14,343	86
ManpowerGroup	3,700	374
Marten Transport	2,689	67
Masco	17,900	663
MasTec *	7,653	338
Matson	4,985	158
Matthews International, Cl A	3,681	252
McGrath RentCorp	2,677	93
Mercury Systems *	5,384	201
Meritor *	9,526	170
Middleby *	3,100	422
Milacron Holdings *	1,541	29
Miller Industries	1,166	30
Mistras Group *	2,191	49
Mobile Mini	5,143	148
Moog, Cl A *	3,693	254
MRC Global *	10,700	195
MSA Safety	3,600	280
MSC Industrial Direct, Cl A	2,400	215
Mueller Industries	6,644	213
Mueller Water Products, Cl A	18,277	206
Multi-Color	1,634	125
MYR Group *	1,771	75
National Presto Industries	593	62
Navigant Consulting *	5,606	134
Navistar International *	5,627	151
NCI Building Systems *	3,366	59
Neff, Cl A *	1,074	19
Nielsen Holdings	19,800	814
NL Industries *	1,180	10
NN	3,176	88
Nordson	3,100	388
Norfolk Southern	16,100	1,892

36	Adviser Managed Trust / Quarterly Report / April 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Northrop Grumman	9,093	$2,237
NOW *	12,225	208
NV5 Holdings *	797	31
Old Dominion Freight Line	3,800	336
Omega Flex	327	18
On Assignment *	5,871	304
Orbital ATK	3,300	327
Orion Group Holdings *	2,964	22
Oshkosh	4,100	285
Owens Corning	6,400	389
PACCAR	18,900	1,261
PAM Transportation Services *	184	3
Parker-Hannifin	7,300	1,174
Park-Ohio Holdings	898	35
Patrick Industries *	1,856	132
PGT Innovations *	5,661	62
Pitney Bowes	9,500	126
Plug Power *	23,570	53
Ply Gem Holdings *	2,632	51
Powell Industries	910	31
Preformed Line Products	283	15
Primoris Services	4,574	105
Proto Labs *	2,867	166
Quad	3,306	87
Quanex Building Products	4,081	83
Quanta Services *	8,100	287
Radiant Logistics *	4,219	25
Raven Industries	4,085	127
Raytheon	16,400	2,545
RBC Bearings *	2,671	268
Regal Beloit	2,300	181
Republic Services, Cl A	13,000	819
Resources Connection	3,163	44
REV Group	1,444	41
Rexnord *	9,637	235
Roadrunner Transportation Systems *	3,232	22
Robert Half International	7,000	322
Rockwell Automation	7,100	1,117
Rockwell Collins	8,967	933
Rollins	4,900	190
Roper Technologies	5,500	1,203
RPX *	5,941	76
RR Donnelley & Sons	3,500	44
Rush Enterprises, Cl A *	3,427	129
Rush Enterprises, Cl B *	713	25
Ryder System	2,900	197
Saia *	2,871	138
Scorpio Bulkers *	6,152	46
Simpson Manufacturing	4,744	198
SiteOne Landscape Supply *	1,285	61
SkyWest	5,953	221
Snap-on	3,100	519

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Southwest Airlines	35,300	$1,985
SP Plus *	2,088	72
Spartan Motors	3,601	30
Sparton *	1,015	23
Spirit AeroSystems Holdings, Cl A	6,700	383
Spirit Airlines *	3,900	223
SPX *	4,693	113
SPX FLOW *	4,097	148
Standex International	1,468	138
Stanley Black & Decker	8,200	1,116
Steelcase, Cl A	9,755	166
Stericycle *	4,600	393
Sun Hydraulics	2,670	104
Sunrun *	6,614	35
Supreme Industries, Cl A	1,411	28
Swift Transportation, Cl A *	8,764	215
Team *	3,509	94
Teledyne Technologies *	3,994	539
Tennant	2,020	148
Terex	5,400	189
Tetra Tech	6,629	291
Textainer Group Holdings	2,888	43
Textron	14,900	695
Thermon Group Holdings *	3,721	76
Timken	3,600	174
Titan International	5,297	57
Titan Machinery *	1,882	30
Toro	6,000	390
TPI Composites *	649	13
TransDigm Group	2,778	685
TransUnion *	2,990	120
TRC *	2,071	36
Trex *	3,424	251
TriMas *	5,078	117
TriNet Group *	4,900	144
Trinity Industries	8,100	218
Triton International	4,694	144
Triumph Group	5,782	151
TrueBlue *	4,887	134
Tutor Perini *	4,406	136
UniFirst	1,771	247
Union Pacific	46,400	5,195
United Continental Holdings *	17,300	1,215
United Parcel Service, Cl B	38,100	4,094
United Rentals *	4,800	526
United Technologies	42,700	5,081
Univar *	5,121	153
Universal Forest Products	2,339	223
Universal Truckload Services	934	13
US Ecology	2,529	119
USA Truck *	981	7
USG *	4,400	133

Adviser Managed Trust / Quarterly Report / April 30, 2017	37

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Valmont Industries	1,300	$198
Vectrus *	1,120	29
Verisk Analytics, Cl A *	8,500	704
Veritiv *	1,017	53
Viad	2,295	104
Vicor *	1,803	32
VSE	1,102	47
Wabash National	7,120	162
WABCO Holdings *	3,000	357
Wabtec	4,700	394
WageWorks *	4,285	316
Waste Management	24,300	1,769
Watsco	1,500	208
Watts Water Technologies, Cl A	3,221	200
Welbilt *	6,400	131
Werner Enterprises	5,154	141
Wesco Aircraft Holdings *	6,351	77
WESCO International *	2,600	158
West	5,038	134
Willis Lease Finance *	471	11
Woodward	6,096	413
WW Grainger	3,000	578
XPO Logistics *	11,417	564
Xylem	9,700	499
YRC Worldwide *	3,418	36

		158,456

Information Technology — 14.7%
2U *	4,229	192
3D Systems *	12,527	198
58.com ADR *	4,400	174
8x8 *	10,021	146
A10 Networks *	5,282	43
Acacia Communications *	566	26
ACI Worldwide *	13,558	291
Activision Blizzard	30,600	1,599
Actua *	4,309	60
Acxiom *	9,131	264
Adobe Systems *	26,868	3,593
ADTRAN	5,656	113
Advanced Energy Industries *	4,556	336
Advanced Micro Devices *	87,396	1,162
Aerohive Networks *	2,621	10
Agilysys *	1,661	16
Akamai Technologies *	9,300	567
Alarm.com Holdings *	1,085	35
Alibaba Group Holding ADR *	50,300	5,810
ALJ Regional Holdings *	2,059	7
Alliance Data Systems	3,100	774
Alpha & Omega Semiconductor *	2,367	39
Alphabet, Cl A *	16,129	14,912
Alphabet, Cl C *	16,300	14,767

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ambarella *	3,666	$206
Amber Road *	1,954	16
Amdocs	8,100	496
American Software, Cl A	2,714	30
Amkor Technology *	11,963	141
Amphenol, Cl A	16,400	1,186
Analog Devices	19,770	1,506
Angie’s List *	4,189	25
Anixter International *	3,348	273
ANSYS *	4,800	529
Appfolio, Cl A *	851	23
Apple	301,354	43,290
Applied Materials	59,600	2,420
Applied Optoelectronics *	2,117	105
Apptio, Cl A *	1,014	13
Arista Networks *	2,100	293
ARRIS International *	10,600	275
Arrow Electronics *	5,100	360
Aspen Technology *	9,095	559
Atlassian, Cl A *	1,400	48
Autobytel *	951	12
Autodesk *	11,600	1,045
Automatic Data Processing	24,900	2,602
Avid Technology *	3,498	20
Avnet	7,100	275
AVX	5,501	93
Axcelis Technologies *	3,470	67
Badger Meter	3,285	131
Bankrate *	5,653	60
Barracuda Networks *	2,580	52
Bazaarvoice *	10,509	49
Bel Fuse, Cl B	1,012	24
Belden	4,839	337
Benchmark Electronics *	5,677	180
Benefitfocus *	1,645	52
Black Box	1,629	16
Black Knight Financial Services, Cl A *	1,500	62
Blackbaud	5,438	437
Blackhawk Network Holdings, Cl A *	6,348	257
Blackline *	1,111	37
Blucora *	4,583	85
Booz Allen Hamilton Holding, Cl A	6,500	234
Bottomline Technologies *	4,512	105
Box, Cl A *	5,467	94
Brightcove *	3,154	27
Broadcom, Cl A	20,707	4,572
Broadridge Financial Solutions	6,500	455
BroadSoft *	3,346	128
Brocade Communications Systems	21,900	275
Brooks Automation	8,059	204
CA	15,900	522
Cabot Microelectronics	2,699	211

38	Adviser Managed Trust / Quarterly Report / April 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CACI International, Cl A *	2,807	$331
Cadence Design Systems *	16,400	534
CalAmp *	4,215	76
Calix *	4,334	29
Callidus Software *	7,276	153
Carbonite *	1,940	42
Cardtronics *	5,184	216
Care.com *	1,743	21
Cass Information Systems	1,285	85
Cavium *	7,526	518
CDK Global	8,400	546
CDW	8,800	520
CEVA *	2,348	85
ChannelAdvisor *	2,428	29
Ciena *	15,818	362
Cirrus Logic *	7,243	466
Cisco Systems	276,559	9,422
Citrix Systems *	8,600	696
Clearfield *	1,217	17
Cognex	4,500	384
Cognizant Technology Solutions, Cl A *	33,000	1,988
Coherent *	2,795	603
Cohu	3,145	59
CommerceHub *	2,010	32
CommScope Holding *	7,300	307
CommVault Systems *	4,476	226
Comtech Telecommunications	2,597	36
Conduent *	10,960	179
Control4 *	2,200	37
Convergys	10,186	229
CoreLogic *	4,500	192
Cornerstone OnDemand *	5,906	232
Corning	52,000	1,500
CoStar Group *	1,800	434
Coupa Software *	956	27
CPI Card Group	2,359	8
Cray *	4,805	86
Cree *	5,000	109
CSG Systems International	3,830	144
CSRA	9,300	270
CTS	3,709	82
Cypress Semiconductor	17,000	238
Daktronics	3,879	37
Dell Technologies, Cl V *	11,768	790
DHI Group *	5,258	20
Diebold Nixdorf	8,071	228
Digi International *	2,728	34
Digimarc *	1,144	33
Diodes *	4,344	102
Dolby Laboratories, Cl A	2,600	137
DSP Group *	2,286	28
DST Systems	1,700	209

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
DXC Technology	15,617	$1,177
Eastman Kodak *	1,792	20
eBay *	55,300	1,848
Ebix	2,990	184
EchoStar, Cl A *	2,300	132
Electro Scientific Industries *	3,007	21
Electronic Arts *	15,900	1,508
Electronics For Imaging *	5,432	249
Ellie Mae *	3,779	385
EMCORE	2,813	25
Endurance International Group Holdings *	7,156	54
EnerNOC *	2,922	17
Entegris *	16,362	406
Envestnet *	4,747	165
EPAM Systems *	5,638	434
ePlus *	1,470	105
Euronet Worldwide *	2,900	240
Everbridge *	1,211	28
EVERTEC	7,384	117
Exa *	1,504	21
Exar *	4,879	63
ExlService Holdings *	3,803	181
Extreme Networks *	12,331	96
F5 Networks *	3,600	465
Facebook, Cl A *	123,388	18,539
Fair Isaac	3,615	490
FARO Technologies *	1,894	69
Fidelity National Information Services	17,700	1,490
Finisar *	12,380	283
FireEye *	7,700	96
First Data, Cl A *	17,700	276
First Solar *	3,800	112
Fiserv *	12,146	1,447
Fitbit, Cl A *	7,209	41
Five9 *	3,974	73
FleetCor Technologies *	5,113	722
FLIR Systems	7,900	290
FormFactor *	7,845	87
Forrester Research	1,193	48
Fortinet *	8,000	312
Gartner *	4,800	548
Genpact	7,600	186
Gigamon *	3,772	120
Global Payments	8,300	679
Global Sources *	929	9
Globant *	3,017	114
Glu Mobile *	11,101	26
GoDaddy, Cl A *	2,500	97
Gogo *	6,344	80
GrubHub *	9,332	401
GTT Communications *	3,084	85
Guidance Software *	2,492	15

Adviser Managed Trust / Quarterly Report / April 30, 2017	39

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Guidewire Software *	3,900	$240
Hackett Group	2,672	53
Harmonic *	9,128	53
Harris	6,900	772
Hewlett Packard Enterprise	94,500	1,761
Hortonworks *	4,987	52
HP	94,900	1,786
HubSpot *	3,364	226
IAC *	4,000	332
Ichor Holdings *	893	17
II-VI *	6,876	228
Immersion *	3,071	27
Imperva *	3,271	145
Impinj *	603	23
Infinera *	16,243	161
Information Services Group *	3,397	11
Inphi *	4,743	196
Insight Enterprises *	4,312	182
Instructure *	1,117	27
Integrated Device Technology *	15,544	373
Intel	259,705	9,388
InterDigital	4,000	360
International Business Machines	48,330	7,747
Intuit	13,300	1,665
InvenSense, Cl A *	9,189	118
IPG Photonics *	1,900	240
Itron *	3,919	254
IXYS	2,647	37
j2 Global	5,443	491
Jabil Circuit	10,600	308
Jack Henry & Associates	4,300	417
Jive Software *	6,117	31
Juniper Networks	20,100	604
Keysight Technologies *	9,500	356
Kimball Electronics *	3,470	60
KLA-Tencor	8,600	845
Knowles *	10,449	185
Kopin *	6,804	28
KVH Industries *	1,684	13
Lam Research	8,800	1,275
Lattice Semiconductor *	13,669	94
Leidos Holdings	7,001	369
Limelight Networks *	7,942	25
Liquidity Services *	2,654	21
Littelfuse	2,549	393
LivePerson *	6,817	48
LogMeIn	6,068	686
Lumentum Holdings *	5,794	248
MACOM Technology Solutions Holdings *	3,736	183
Majesco *	770	4
Manhattan Associates *	3,900	182
ManTech International, Cl A	2,937	104

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Marchex, Cl B	3,755	$10
Marvell Technology Group	22,200	333
Mastercard, Cl A	53,000	6,165
Match Group *	1,200	22
Maxim Integrated Products	15,200	671
MAXIMUS	7,505	458
MaxLinear, Cl A *	6,397	178
Maxwell Technologies *	3,445	21
Meet Group *	5,919	35
Mesa Laboratories	362	51
Methode Electronics	4,184	186
Microchip Technology	11,600	877
Micron Technology *	56,600	1,566
Microsemi *	13,269	623
Microsoft	416,493	28,513
MicroStrategy, Cl A *	1,105	210
MINDBODY, Cl A *	1,830	52
Mitek Systems *	3,186	28
MKS Instruments	6,155	482
MobileIron *	5,121	23
Mobileye *	5,465	338
Model N *	2,332	25
MoneyGram International *	3,518	63
Monolithic Power Systems	4,488	411
Monotype Imaging Holdings	4,912	100
Motorola Solutions	9,600	825
MTS Systems	1,958	91
Nanometrics *	2,758	87
National Instruments	5,800	202
NCI, Cl A *	677	10
NCR *	6,900	285
NeoPhotonics *	3,238	25
NetApp	15,800	630
NETGEAR *	3,770	178
NetScout Systems *	10,331	389
NeuStar, Cl A *	6,189	205
New Relic *	2,480	99
NIC	7,477	160
Novanta *	3,709	104
Nuance Communications *	12,200	218
Numerex, Cl A *	1,525	7
Nutanix, Cl A *	1,600	24
NVE	574	47
NVIDIA	28,000	2,920
Oclaro *	12,654	101
ON Semiconductor *	22,800	323
Oracle	162,588	7,310
OSI Systems *	1,988	154
Palo Alto Networks *	4,700	510
Pandora Media *	11,100	120
Park City Group *	1,440	18
Park Electrochemical	2,032	35

40	Adviser Managed Trust / Quarterly Report / April 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Paychex	17,700	$1,049
Paycom Software *	5,081	306
Paylocity Holding *	2,518	99
PayPal Holdings *	62,300	2,973
PC Connection	1,195	34
PDF Solutions *	3,220	61
Pegasystems	4,147	189
Perficient *	4,105	72
PFSweb *	1,620	12
Photronics *	7,678	88
Planet Payment *	4,605	19
Plantronics	3,812	208
Plexus *	3,877	202
Power Integrations	3,195	211
Progress Software	5,890	175
Proofpoint *	4,706	355
PROS Holdings *	2,942	73
PTC *	6,300	341
Pure Storage, Cl A *	7,842	83
Q2 Holdings *	3,078	117
QAD, Cl A	1,026	31
Qorvo *	6,900	469
QUALCOMM	80,900	4,348
Qualys *	3,265	125
Quantenna Communications *	976	18
QuinStreet *	4,054	18
Quotient Technology *	7,135	78
Radisys *	3,900	16
Rambus *	12,326	154
Rapid7 *	2,141	36
RealNetworks *	2,647	12
RealPage *	6,185	229
Red Hat *	9,900	872
Reis	927	17
RetailMeNot *	4,667	54
Rightside Group *	1,266	13
RingCentral, Cl A *	6,942	222
Rogers *	2,069	213
Rosetta Stone *	2,078	23
Rubicon Project *	3,863	22
Rudolph Technologies *	3,512	86
Sabre	11,800	276
salesforce.com *	35,200	3,031
Sanmina *	8,482	316
Sapiens International	2,552	30
ScanSource *	2,892	114
Science Applications International	4,871	356
SecureWorks, Cl A *	679	6
Semtech *	7,571	259
ServiceNow *	8,500	803
ServiceSource International *	6,439	24
ShoreTel *	8,019	53

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Shutterstock *	2,213	$96
Sigma Designs *	3,795	24
Silicon Laboratories *	4,779	340
Silver Springs Network *	4,439	51
Skyworks Solutions	10,400	1,037
Sonus Networks *	4,970	38
Splunk *	7,200	463
SPS Commerce *	1,917	106
Square, Cl A *	3,600	66
SS&C Technologies Holdings	9,400	345
Stamps.com *	1,859	197
SunPower, Cl A *	3,700	26
Super Micro Computer *	4,648	113
Sykes Enterprises *	4,483	134
Symantec	33,700	1,066
Synaptics *	4,002	219
Synchronoss Technologies *	4,661	75
SYNNEX	3,425	371
Synopsys *	8,200	604
Syntel	3,585	63
Systemax	1,298	17
Tableau Software, Cl A *	2,800	150
Take-Two Interactive Software *	11,352	713
Tech Data *	4,036	386
TechTarget *	2,056	19
Telenav *	3,493	30
TeleTech Holdings	1,926	60
Teradata *	7,300	213
Teradyne	11,300	399
Texas Instruments	55,300	4,379
TiVo	13,480	266
Total System Services	9,000	516
Trade Desk, Cl A *	1,111	42
Travelport Worldwide	13,194	174
Trimble *	13,700	485
TrueCar *	6,348	111
TTM Technologies *	8,224	138
Twilio, Cl A *	1,000	33
Twitter *	35,600	587
Tyler Technologies *	1,800	294
Ubiquiti Networks *	2,936	151
Ultimate Software Group *	1,600	324
Ultra Clean Holdings *	3,496	67
Ultratech *	2,573	79
Unisys *	5,848	66
Universal Display	4,852	434
USA Technologies *	3,864	19
Vantiv, Cl A *	8,300	515
Varonis Systems *	1,127	35
VASCO Data Security International *	3,605	49
Veeco Instruments *	4,500	149
VeriFone Systems *	6,097	113

Adviser Managed Trust / Quarterly Report / April 30, 2017	41

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Verint Systems *	7,267	$286
VeriSign *	5,200	462
Versum Materials	5,200	167
ViaSat *	6,057	388
Viavi Solutions *	27,584	276
VirnetX Holding *	5,261	17
Virtusa *	3,154	98
Visa, Cl A	104,740	9,554
Vishay Intertechnology	16,064	263
Vishay Precision Group *	1,325	23
VMware, Cl A *	4,400	414
Web.com Group *	4,859	94
WebMD Health, Cl A *	4,262	231
Weibo ADR *	2,000	112
Western Digital	15,435	1,375
Western Union	26,600	528
WEX *	2,000	203
Workday, Cl A *	6,300	551
Workiva, Cl A *	2,683	45
Xactly *	2,400	28
Xcerra *	6,289	62
Xerox	54,800	394
Xilinx	13,900	877
XO Group *	3,149	55
Xperi Corporation	5,606	188
Yahoo! *	47,400	2,285
Yelp, Cl A *	3,400	120
Zebra Technologies, Cl A *	2,900	273
Zendesk *	9,504	273
Zillow Group, Cl A *	2,600	100
Zillow Group, Cl C *	5,800	226
Zix *	5,773	31
Zynga, Cl A *	36,700	106

		312,997

Materials — 2.4%
A Schulman	3,271	104
AdvanSix *	1,605	44
AgroFresh Solutions *	2,402	14
Air Products & Chemicals	10,800	1,517
AK Steel Holding *	36,647	232
Albemarle	6,100	664
Alcoa	7,755	262
Allegheny Technologies	12,376	227
American Vanguard	3,488	58
Ampco-Pittsburgh	947	14
AptarGroup	3,500	281
Ashland Global Holdings	3,400	420
Avery Dennison	5,000	416
Axalta Coating Systems *	9,300	292
Balchem	3,697	300
Ball	9,200	707

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bemis	5,100	$229
Berry Global Group *	6,800	340
Boise Cascade *	4,548	139
Cabot	3,100	187
Calgon Carbon	5,849	85
Carpenter Technology	5,383	219
Celanese, Cl A	8,000	696
Century Aluminum *	5,861	80
CF Industries Holdings	12,800	342
Chase	840	86
Chemours	21,326	859
Clearwater Paper *	1,991	97
Cliffs Natural Resources *	32,195	216
Codexis *	3,706	16
Coeur Mining *	20,508	186
Commercial Metals	13,531	252
Compass Minerals International	1,700	112
Crown Holdings *	7,300	409
Deltic Timber	1,235	96
Domtar	3,200	127
Dow Chemical	61,800	3,881
E.I. du Pont de Nemours	48,100	3,836
Eagle Materials	2,500	240
Eastman Chemical	8,200	654
Ecolab	14,200	1,833
Ferro *	9,613	172
Ferroglobe	7,666	74
Ferroglobe Representation & Warranty Insurance Trust *	6,943	1
Flotek Industries *	6,131	74
FMC	7,300	535
Forterra *	2,070	40
Freeport-McMoRan *	71,700	914
FutureFuel	2,626	41
GCP Applied Technologies *	8,188	269
Gold Resource	5,430	18
Graphic Packaging Holding	18,300	249
Greif, Cl A	2,971	174
Greif, Cl B	730	49
Handy & Harman *	338	9
Hawkins	1,183	60
Haynes International	1,480	63
HB Fuller	5,888	311
Headwaters *	8,603	204
Hecla Mining	43,600	238
Huntsman	11,300	280
Ingevity *	5,006	317
Innophos Holdings	2,185	105
Innospec	2,777	183
International Flavors & Fragrances	4,300	596
International Paper	22,400	1,209
Kaiser Aluminum	2,073	175

42	Adviser Managed Trust / Quarterly Report / April 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
KapStone Paper and Packaging	10,183	$215
KMG Chemicals	1,139	60
Koppers Holdings *	2,376	101
Kraton *	3,565	117
Kronos Worldwide	2,454	43
Louisiana-Pacific *	16,612	428
LSB Industries *	2,173	24
LyondellBasell Industries, Cl A	17,900	1,517
Martin Marietta Materials	3,500	771
Materion	2,259	86
Minerals Technologies	4,069	320
Monsanto	24,000	2,799
Mosaic	19,100	514
Multi Packaging Solutions International *	2,694	48
Myers Industries	2,774	45
Neenah Paper	1,909	150
NewMarket	398	187
Newmont Mining	28,800	974
Nucor	17,400	1,067
Olin	19,310	620
Olympic Steel	967	22
OMNOVA Solutions *	5,099	48
Owens-Illinois *	8,200	179
Packaging Corp of America	5,100	504
PH Glatfelter	5,078	109
Platform Specialty Products *	11,500	163
PolyOne	9,693	380
PPG Industries	14,556	1,599
Praxair	15,600	1,950
Quaker Chemical	1,527	221
Ramaco Resources *	932	7
Rayonier Advanced Materials	4,915	65
Real Industry *	2,782	7
Reliance Steel & Aluminum	3,900	307
Royal Gold	3,500	247
RPM International	7,100	373
Ryerson Holding *	1,184	16
Schnitzer Steel Industries, Cl A	3,035	57
Schweitzer-Mauduit International	3,485	150
Scotts Miracle-Gro, Cl A	2,500	242
Sealed Air	10,700	471
Sensient Technologies	5,149	421
Sherwin-Williams	4,400	1,473
Silgan Holdings	2,100	127
Sonoco Products	5,500	288
Southern Copper	9,400	333
Steel Dynamics	12,700	459
Stepan	2,328	197
Stillwater Mining *	14,318	257
Summit Materials, Cl A *	12,565	322
SunCoke Energy *	7,470	69
TerraVia Holdings *	8,538	4

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
TimkenSteel *	4,650	$70
Trecora Resources *	2,105	23
Tredegar	3,022	52
Tronox, Cl A	7,565	125
UFP Technologies *	692	19
United States Lime & Minerals	219	17
United States Steel	8,400	188
US Concrete *	1,633	101
Valhi	4,014	13
Valspar	4,300	484
Valvoline	1,500	33
Vedanta ADR	15,000	228
Vulcan Materials	7,300	882
Westlake Chemical	2,000	125
WestRock	13,500	723
Worthington Industries	5,136	223
WR Grace	4,000	279

		51,867

Real Estate — 3.0%
Acadia Realty Trust ††	9,397	273
Agree Realty ††	2,909	141
Alexander & Baldwin	5,462	251
Alexander’s ††	252	110
Alexandria Real Estate Equities ††	4,900	551
Altisource Residential ††	6,136	88
American Assets Trust ††	4,497	193
American Campus Communities ††	7,300	346
American Homes 4 Rent, Cl A ††	9,100	210
American Tower, Cl A ††	23,200	2,922
Apartment Investment & Management, Cl A	8,700	381
Apple Hospitality ††	8,300	155
Armada Hoffler Properties ††	3,849	55
Ashford Hospitality Prime ††	3,501	37
Ashford Hospitality Trust ††	9,318	58
AvalonBay Communities ††	7,509	1,425
Bluerock Residential Growth, Cl A ††	2,487	31
Boston Properties ††	8,400	1,063
Brandywine Realty Trust ††	8,700	148
Brixmor Property Group ††	10,400	205
Camden Property Trust ††	4,700	387
Care Capital Properties ††	4,200	113
CareTrust	7,304	124
CatchMark Timber Trust, Cl A ††	4,824	56
CBL & Associates Properties ††	20,013	185
CBRE Group, Cl A *	16,300	584
Cedar Realty Trust ††	10,393	56
Chatham Lodging Trust ††	4,253	82
Chesapeake Lodging Trust ††	6,955	162
City Office ††	2,938	37
Clipper Realty ††	825	9
Colony NorthStar, Cl A ††	30,058	393

Adviser Managed Trust / Quarterly Report / April 30, 2017	43

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Colony Starwood Homes ††	8,509	$294
Columbia Property Trust ††	6,300	142
Community Healthcare Trust	1,353	33
Consolidated-Tomoka Land	444	24
CoreCivic ††	6,400	220
CorEnergy Infrastructure Trust ††	1,435	52
CoreSite Realty ††	3,928	384
Corporate Office Properties Trust	4,800	157
Cousins Properties ††	41,681	354
Crown Castle International ††	19,800	1,873
CubeSmart ††	10,100	256
CyrusOne ††	4,300	235
DCT Industrial Trust ††	4,900	248
DDR ††	16,800	182
DiamondRock Hospitality ††	23,196	255
Digital Realty Trust	8,600	988
Douglas Emmett ††	7,900	298
Duke Realty ††	18,900	524
DuPont Fabros Technology	8,590	443
Easterly Government Properties ††	3,880	78
EastGroup Properties ††	3,714	291
Education Realty Trust ††	8,508	330
Empire State Realty Trust, Cl A ††	6,100	127
EPR Properties ††	3,600	262
Equinix ††	4,100	1,713
Equity Commonwealth *††	6,700	214
Equity LifeStyle Properties ††	4,300	348
Equity Residential ††	19,700	1,272
Essex Property Trust ††	3,600	880
Extra Space Storage ††	6,600	498
Farmland Partners ††	3,277	36
Federal Realty Investment Trust ††	3,800	497
FelCor Lodging Trust ††	16,376	127
First Industrial Realty Trust ††	13,391	377
First Potomac Realty Trust ††	6,593	72
Forest City Realty Trust, Cl A ††	13,000	294
Forestar Group *	4,990	71
Four Corners Property Trust ††	6,963	162
Franklin Street Properties ††	12,254	149
FRP Holdings *	680	29
Gaming and Leisure Properties ††	10,400	362
GEO Group ††	14,247	475
Getty Realty ††	3,120	80
GGP ††	31,800	687
Gladstone Commercial ††	2,831	63
Global Medical ††	1,641	15
Global Net Lease ††	7,659	181
Government Properties Income Trust ††	8,204	175
Gramercy Property Trust ††	16,431	457
Griffin Industrial Realty	101	3
HCP ††	25,800	809
Healthcare Realty Trust ††	13,148	431

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Healthcare Trust of America, Cl A ††	7,700	$246
Hersha Hospitality Trust, Cl A ††	4,685	86
HFF, Cl A	4,180	131
Highwoods Properties ††	5,400	275
Hospitality Properties Trust ††	9,000	286
Host Hotels & Resorts ††	40,700	731
Howard Hughes *	2,100	258
Hudson Pacific Properties ††	14,284	491
Independence Realty Trust ††	6,508	60
InfraREIT ††	4,628	88
Investors Real Estate Trust ††	13,702	81
Invitation Homes ††	5,700	123
Iron Mountain ††	14,200	494
iStar Financial *††	8,041	98
Jones Lang LaSalle	2,500	287
Kennedy-Wilson Holdings	9,600	196
Kilroy Realty ††	5,200	367
Kimco Realty ††	21,500	436
Kite Realty Group Trust ††	9,445	192
Lamar Advertising, Cl A ††	4,500	324
LaSalle Hotel Properties ††	12,313	352
Lexington Realty Trust	26,910	274
Liberty Property Trust ††	8,100	329
Life Storage ††	2,500	196
LTC Properties ††	4,452	213
Macerich ††	7,800	487
Mack-Cali Realty ††	10,445	282
Marcus & Millichap *	1,858	48
MedEquities Realty Trust ††	2,301	27
Medical Properties Trust ††	34,357	449
Mid-America Apartment Communities ††	6,117	607
Monmouth Real Estate Investment ††	7,613	114
Monogram Residential Trust ††	19,430	198
National Health Investors ††	4,372	320
National Retail Properties ††	8,000	338
National Storage Affiliates Trust ††	4,876	119
New Senior Investment Group ††	9,066	94
NexPoint Residential Trust ††	2,150	52
NorthStar Realty Europe ††	6,516	76
Omega Healthcare Investors ††	10,200	337
One Liberty Properties ††	1,723	42
Outfront Media ††	7,000	183
Paramount Group ††	9,100	149
Park Hotels & Resorts ††	6,016	154
Parkway ††	4,965	100
Pebblebrook Hotel Trust ††	8,270	246
Pennsylvania ††	8,057	112
Physicians Realty Trust ††	18,115	356
Piedmont Office Realty Trust, Cl A ††	7,300	159
Potlatch ††	4,729	213
Preferred Apartment Communities, Cl A ††	3,011	43
Prologis ††	28,500	1,551

44	Adviser Managed Trust / Quarterly Report / April 30, 2017

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PS Business Parks ††	2,318	$282
Public Storage ††	8,100	1,696
QTS Realty Trust, Cl A ††	5,478	293
Quality Care Properties *††	4,960	86
RAIT Financial Trust ††	9,643	30
Ramco-Gershenson Properties Trust ††	9,180	122
Rayonier ††	6,900	195
RE/MAX Holdings, Cl A	2,020	119
Realogy Holdings	8,300	254
Realty Income ††	14,800	864
Regency Centers ††	7,970	504
Retail Opportunity Investments ††	12,425	256
Retail Properties of America, Cl A ††	12,000	160
Rexford Industrial Realty ††	7,777	194
RLJ Lodging Trust ††	14,305	307
RMR Group	734	39
Ryman Hospitality Properties ††	5,101	325
Sabra Health Care ††	7,629	207
Saul Centers ††	1,162	70
SBA Communications, Cl A *††	6,900	873
Select Income ††	7,397	185
Senior Housing Properties Trust ††	13,400	288
Seritage Growth Properties ††	2,841	118
Silver Bay Realty Trust ††	3,859	83
Simon Property Group ††	16,974	2,805
SL Green Realty ††	5,400	567
Spirit Realty Capital ††	27,300	257
St. Joe *	6,010	105
STAG Industrial ††	9,506	251
STORE Capital ††	8,700	209
Stratus Properties	681	20
Summit Hotel Properties	10,774	178
Sun Communities	3,800	318
Sunstone Hotel Investors ††	25,074	373
Tanger Factory Outlet Centers ††	4,700	147
Taubman Centers ††	3,000	188
Tejon Ranch *	1,457	33
Terreno Realty ††	5,237	162
Tier ††	5,453	94
Trinity Place Holdings *	2,205	16
UDR ††	14,300	534
UMH Properties ††	3,168	51
Uniti Group ††	6,200	170
Universal Health Realty Income Trust ††	1,414	99
Urban Edge Properties ††	10,504	268
Urstadt Biddle Properties, Cl A ††	3,310	65
Ventas ††	18,600	1,191
VEREIT ††	52,300	438
Vornado Realty Trust ††	9,400	905
Washington ††	8,595	272
Washington Prime Group ††	21,647	190
Weingarten Realty Investors ††	6,300	206

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Welltower ††	19,500	$1,393
Weyerhaeuser ††	40,500	1,372
Whitestone, Cl B ††	3,280	41
WP Carey ††	5,700	357
Xenia Hotels & Resorts	11,811	206

		63,859

Telecommunication Services — 1.4%
AT&T	338,431	13,412
ATN International	1,188	82
Boingo Wireless *	4,250	61
CenturyLink	29,800	765
Cincinnati Bell *	5,025	95
Cogent Communications Holdings	4,845	218
Consolidated Communications Holdings	5,646	134
FairPoint Communications *	2,707	46
Frontier Communications	59,100	111
General Communication, Cl A *	3,185	119
Globalstar *	44,102	84
Hawaiian Telcom Holdco *	785	20
IDT, Cl B	1,830	28
Intelsat *	3,368	10
Iridium Communications *	9,220	98
Level 3 Communications *	16,100	978
Lumos Networks *	2,040	36
NII Holdings *	5,860	5
ORBCOMM *	7,856	76
pdvWireless *	1,057	27
Shenandoah Telecommunications	5,375	172
Spok Holdings	2,465	44
Sprint *	42,200	381
Straight Path Communications *	1,132	146
Telephone & Data Systems	4,800	132
T-Mobile US *	15,600	1,049
United States Cellular *	400	16
Verizon Communications	224,191	10,292
Vonage Holdings *	22,007	148
Windstream Holdings	20,456	113
Zayo Group Holdings *	9,200	323

		29,221

Utilities — 2.2%
AES	36,000	407
ALLETE	5,724	400
Alliant Energy	12,400	488
Ameren	13,100	716
American Electric Power	26,900	1,825
American States Water	4,263	190
American Water Works	9,700	774
Aqua America	10,100	334
AquaVenture Holdings *	986	18
Artesian Resources, Cl A	816	31
Atlantica Yield	6,784	141

Adviser Managed Trust / Quarterly Report / April 30, 2017	45

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Atmos Energy	5,500	$446
Avangrid	2,800	122
Avista	7,440	300
Black Hills	5,951	405
California Water Service Group	5,596	200
Calpine *	19,500	199
CenterPoint Energy	23,500	670
Chesapeake Utilities	1,765	129
CMS Energy	15,000	681
Connecticut Water Service	1,234	66
Consolidated Edison	16,900	1,340
Consolidated Water	1,582	19
Delta Natural Gas	744	23
Dominion Resources	33,900	2,625
DTE Energy	9,800	1,025
Duke Energy	38,000	3,135
Dynegy, Cl A *	14,085	90
Edison International	17,200	1,375
El Paso Electric	4,616	238
Entergy	9,900	755
Eversource Energy	17,400	1,034
Exelon	48,500	1,680
FirstEnergy	23,700	710
Genie Energy, Cl B	1,470	12
Global Water Resources	935	9
Great Plains Energy	11,500	340
Hawaiian Electric Industries	5,900	198
IDACORP	5,895	498
MDU Resources Group	11,000	296
MGE Energy	4,041	260
Middlesex Water	1,923	73
National Fuel Gas	4,200	233
New Jersey Resources	9,893	399
NextEra Energy	25,400	3,392
NiSource	17,600	427
Northwest Natural Gas	3,149	188
NorthWestern	5,708	341
NRG Energy	17,600	297
NRG Yield, Cl A	4,245	74
NRG Yield, Cl C	7,363	130
OGE Energy	11,100	386
ONE Gas	6,095	419
Ormat Technologies	4,492	265
Otter Tail	4,465	176
Pattern Energy Group, Cl A	7,803	172
PG&E	27,100	1,817
Pinnacle West Capital	6,000	511
PNM Resources	9,236	344
Portland General Electric	10,459	474
PPL	37,100	1,414
Public Service Enterprise Group	27,900	1,229
SCANA	7,100	471

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sempra Energy	13,600	$1,537
SJW Group	1,834	90
South Jersey Industries	9,361	351
Southern	54,600	2,719
Southwest Gas Holdings	5,533	463
Spark Energy, Cl A	525	19
Spire	5,176	355
TerraForm Global, Cl A *	10,861	52
TerraForm Power, Cl A *	10,151	128
UGI	9,400	471
Unitil	1,680	81
Vectren	4,700	279
Vivint Solar *	2,653	8
WEC Energy Group	17,300	1,047
Westar Energy, Cl A	7,700	401
WGL Holdings	5,890	486
Xcel Energy	28,100	1,266
York Water	1,587	59

		47,248

		1,469,386

Total Common Stock (Cost $1,800,361) ($ Thousands)		2,061,297

EXCHANGE TRADED FUNDS — 0.9%
United States — 0.9%
iShares MSCI India Fund	447,464	14,354
iShares MSCI Taiwan Capped Fund	100,500	3,393
SPDR S&P 500 Trust Fund	752	179

Total Exchange Traded Funds (Cost $15,260) ($ Thousands)		17,926

PREFERRED STOCK — 0.5%
Brazil — 0.3%
Banco Bradesco	125,630	1,311
Braskem	8,000	85
Centrais Eletricas Brasileiras	17,900	126
Cia Brasileira de Distribuicao *	7,300	164
Cia Energetica de Minas Gerais	36,500	101
Cia Paranaense de Energia *	5,300	48
Gerdau	47,100	144
Itau Unibanco Holding	143,000	1,754
Itausa - Investimentos Itau	181,435	558
Lojas Americanas	34,550	181
Petroleo Brasileiro *	179,800	781
Suzano Papel e Celulose, Cl A *	21,300	89
Telefonica Brasil	20,500	302

46	Adviser Managed Trust / Quarterly Report / April 30, 2017

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
Vale	88,300	$723

		6,367

Chile — 0.0%
Embotelladora Andina	13,317	56
Sociedad Quimica y Minera de Chile, Cl B	4,440	157

		213

Colombia — 0.0%
Bancolombia	19,672	191
Grupo Aval Acciones y Valores	185,117	73
Grupo de Inversiones Suramericana	5,014	64

		328

Germany — 0.1%
Bayerische Motoren Werke	1,579	130
FUCHS PETROLUB	2,014	104
Henkel & KGaA	5,376	732
Porsche Automobil Holding	4,867	284
Schaeffler	4,809	83
Volkswagen	5,585	885

		2,218

South Korea — 0.1%
Amorepacific	630	105
Hyundai Motor	2,908	247
LG Chemical	400	64
LG Household & Health Care	130	61
Samsung Electronics	798	1,230

		1,707

Total Preferred Stock (Cost $7,984) ($ Thousands)		10,833

	Number of Rights
RIGHTS — 0.0%
Australia — 0.0%
TPG Telecom *‡	883	—

Hong Kong — 0.0%
Bank of Communications, Cl H *‡	796	—
China Everbright International, Expires 05/03/2017 *	1,432	—

		—

Qatar — 0.0%
Doha Bank QSC, Expires 05/07/2017 *	1,255	2

Taiwan — 0.0%
E.Sun Financial Holding, Expires 05/05/2017 *	21,017	2

United Kingdom — 0.0%
Cobham, Expires 05/09/2017 *	19,792	15

Description	Number of Rights	Market Value ($ Thousands)

RIGHTS (continued)
United States — 0.0%
Durata Therapeutics *‡	1,300	$—
Media General *‡	12,275	4
Second Sight Medical Products *‡	2,343	—
Tobira Therapeutics, Expires 12/31/2028 *	970	—

		4

Total Rights (Cost $11) ($ Thousands)		23

Total Investments — 98.1% (Cost $1,823,616) ($ Thousands) @		$2,090,079

A list of the open futures contracts held by the Fund at April 30, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
MSCI EAFE Index E-MINI	112	Jun-2017	$380
MSCI Emerging Markets E-MINI	182	Jun-2017	373
Russell 2000 Index E-MINI	75	Jun-2017	135
S&P 500 Index E-MINI	136	Jun-2017	246
S&P Mid Cap 400 Index E-MINI	9	Jun-2017	26

			$1,160

For the period ended April 30, 2017 , the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $2,131,048 ($ Thousands).

*	Non-income producing security.
†	The Fund may purchase companies with which it is affiliated to the extent these companies are represented in its benchmark index.
††	Real Estate Investment Trust.
‡	Expiration date unavailable.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2017, the value of these securities amounted to $3,926 ($ Thousands), representing 0.18% of the Net Assets of the Fund.

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia, Far East

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International

NVDR — Non-voting depository receipt

PJSC — Private Joint Stock Company

S&P — Standard & Poor’s

Ser — Series

SPDR — Standard & Poor’s Depository Receipt

Adviser Managed Trust / Quarterly Report / April 30, 2017	47

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Tactical Offensive Equity Fund (Concluded)

The following is a list of inputs used as of April 30, 2017 in valuing the investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3		Total
Common Stock	$2,060,763	$534	$—		$2,061,297
Exchange Traded Funds	17,926	—	—		17,926
Preferred Stock	10,728	105	—		10,833
Rights	23	—	—	^	23

Total Investments in Securities	$2,089,440	$639	$—		$2,090,079

Other Financial Instruments	Level 1	Level 3	Level 3		Total
Futures Contracts *
Unrealized Appreciation	$1,160	$—	$—		$1,160

Total Other Financial Instruments	$1,160	$—	$—		$1,160

*	Futures contracts are valued at the unrealized appreciation on the instrument.
^	Represents securities in which the fair value is $0 or has been rounded to $0.

@ At April 30, 2017, the tax basis cost of the Fund’s investments was $1,823,616 ($ Thousands), and the unrealized appreciation and depreciation were $312,783 ($ Thousands) and $(46,320) ($ Thousands), respectively.

For the period ended April 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended April 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

The following is a summary of the transactions with affiliates for the period ended April 30, 2017 ($ Thousands):

Security Description	Value 8/1/2016	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation	Value 04/30/2017	Dividend Income
SEI Investments	$293	$30	$—	$—	$37	$360	$2

Totals	$293	$30	$—	$—	$37	$360	$2

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

48	Adviser Managed Trust / Quarterly Report / April 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Tactical Offensive Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 30.3%
Consumer Discretionary — 3.6%
1011778 BC ULC / New Red Finance
6.000%, 04/01/2022 (A)	$350	$365
4.625%, 01/15/2022 (A)	156	161
21st Century Fox America
6.650%, 11/15/2037	100	127
6.150%, 02/15/2041	250	303
4.500%, 02/15/2021	100	107
3.000%, 09/15/2022	300	304
24 Hour Holdings III
8.000%, 06/01/2022 (A)	125	101
Adient Global Holdings
4.875%, 08/15/2026 (A)	200	200
Advance Auto Parts
4.500%, 12/01/2023	100	106
Amazon.com
4.950%, 12/05/2044	100	115
4.800%, 12/05/2034	100	112
2.500%, 11/29/2022	200	200
AMC Entertainment Holdings
5.875%, 11/15/2026 (A)	55	56
5.750%, 06/15/2025	88	91
AMC Networks
5.000%, 04/01/2024	150	152
4.750%, 12/15/2022	100	102
American Axle & Manufacturing
6.625%, 10/15/2022	100	103
6.500%, 04/01/2027 (A)	95	94
6.250%, 04/01/2025 (A)	130	130
American Honda Finance MTN
2.900%, 02/16/2024	50	51
2.250%, 08/15/2019	200	202
2.000%, 02/14/2020	50	50
1.700%, 02/22/2019	25	25
1.700%, 09/09/2021	150	146
1.600%, 07/13/2018	100	100
American Tire Distributors
10.250%, 03/01/2022 (A)	160	164
APX Group
8.750%, 12/01/2020	100	104
7.875%, 12/01/2022	58	63
7.875%, 12/01/2022 (A)	100	109
Aramark Services
5.125%, 01/15/2024	183	193
5.000%, 04/01/2025 (A)	100	105
Asbury Automotive Group
6.000%, 12/15/2024	100	103
Ashtead Capital
5.625%, 10/01/2024 (A)	200	214
AutoNation
4.500%, 10/01/2025	100	104

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
AutoZone
3.750%, 06/01/2027	$100	$101
3.700%, 04/15/2022	80	83
Beazer Homes USA
8.750%, 03/15/2022	105	117
Bed Bath & Beyond
5.165%, 08/01/2044	100	89
Block Financial
4.125%, 10/01/2020	100	103
Board of Trustees of The Leland Stanford Junior University
3.647%, 05/01/2048	25	25
BorgWarner
4.375%, 03/15/2045	50	49
3.375%, 03/15/2025	100	100
Boyd Gaming
6.875%, 05/15/2023	137	147
6.375%, 04/01/2026	100	108
Brookfield Residential Properties
6.500%, 12/15/2020 (A)	100	104
6.125%, 07/01/2022 (A)	100	104
Caesars Entertainment Resort Properties
11.000%, 10/01/2021	200	217
8.000%, 10/01/2020	150	156
Caesars Growth Properties Holdings
9.375%, 05/01/2022	100	108
CBS
5.500%, 05/15/2033	175	188
4.000%, 01/15/2026	235	243
3.500%, 01/15/2025	100	101
CCO Holdings
5.875%, 04/01/2024 (A)	217	233
5.750%, 02/15/2026 (A)	400	425
5.125%, 05/01/2027 (A)	565	576
Cedar Fair
5.375%, 04/15/2027 (A)	110	114
Cengage Learning
9.500%, 06/15/2024 (A)	111	100
Charter Communications Operating
6.834%, 10/23/2055	35	41
6.484%, 10/23/2045	165	194
6.384%, 10/23/2035	50	57
5.375%, 05/01/2047 (A)	135	138
4.908%, 07/23/2025	150	161
4.464%, 07/23/2022	250	265
3.579%, 07/23/2020	55	57
Chinos Intermediate Holdings PIK
7.750%, 05/01/2019 (A)	54	27
Churchill Downs
5.375%, 12/15/2021	100	104
Cinemark
4.875%, 06/01/2023	150	152

Adviser Managed Trust / Quarterly Report / April 30, 2017	49

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Clear Channel Worldwide Holdings
6.500%, 11/15/2022	$400	$413
Comcast
5.700%, 05/15/2018	250	261
4.750%, 03/01/2044	200	212
4.600%, 08/15/2045	100	104
4.400%, 08/15/2035	200	209
4.250%, 01/15/2033	100	104
4.200%, 08/15/2034	400	410
3.400%, 07/15/2046	100	87
3.375%, 02/15/2025	150	153
3.375%, 08/15/2025	65	66
3.300%, 02/01/2027	100	101
3.200%, 07/15/2036	100	90
3.000%, 02/01/2024	50	50
2.750%, 03/01/2023	100	100
CSC Holdings
10.875%, 10/15/2025 (A)	300	360
10.125%, 01/15/2023 (A)	300	348
5.500%, 04/15/2027 (A)	85	88
CST Brands
5.000%, 05/01/2023	100	104
Daimler Finance North America
8.500%, 01/18/2031	50	76
Darden Restaurants
3.850%, 05/01/2027	30	30
Delphi Automotive PLC
3.150%, 11/19/2020	200	204
Diamond Resorts International
10.750%, 09/01/2024 (A)	75	80
7.750%, 09/01/2023 (A)	145	154
Discovery Communications
6.350%, 06/01/2040	100	107
3.800%, 03/13/2024	100	100
DISH DBS
7.750%, 07/01/2026	326	382
5.875%, 07/15/2022	300	318
5.875%, 11/15/2024	360	378
Dollar General
3.250%, 04/15/2023	100	101
Dollar Tree
5.750%, 03/01/2023	300	318
5.250%, 03/01/2020	105	108
DR Horton
4.000%, 02/15/2020	55	57
3.750%, 03/01/2019	45	46
ESH Hospitality
5.250%, 05/01/2025 (A)	200	202
Expedia
5.000%, 02/15/2026	100	107
4.500%, 08/15/2024	50	53

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Fiat Chrysler Automobiles
5.250%, 04/15/2023	$200	$205
4.500%, 04/15/2020	200	206
First Quality Finance
4.625%, 05/15/2021 (A)	100	98
Ford Motor
7.450%, 07/16/2031	200	252
5.291%, 12/08/2046	150	152
4.750%, 01/15/2043	125	118
Ford Motor Credit
5.875%, 08/02/2021	250	278
5.000%, 05/15/2018	225	232
3.219%, 01/09/2022	200	201
2.681%, 01/09/2020	200	202
Ford Motor Credit MTN
4.389%, 01/08/2026	200	206
2.943%, 01/08/2019	400	405
General Motors
6.600%, 04/01/2036	100	115
6.250%, 10/02/2043	250	273
5.000%, 04/01/2035	50	50
3.500%, 10/02/2018	150	153
General Motors Financial
4.350%, 01/17/2027	70	71
4.000%, 01/15/2025	100	101
4.000%, 10/06/2026	50	50
3.950%, 04/13/2024	50	50
3.700%, 05/09/2023	35	35
3.450%, 01/14/2022	100	101
3.450%, 04/10/2022	150	152
3.200%, 07/13/2020	100	102
3.200%, 07/06/2021	150	151
3.100%, 01/15/2019	150	152
2.400%, 05/09/2019	30	30
2.350%, 10/04/2019	50	50
George Washington University
4.868%, 09/15/2045	50	55
Goodyear Tire & Rubber
5.125%, 11/15/2023	150	158
5.000%, 05/31/2026	85	87
4.875%, 03/15/2027	155	155
Gray Television
5.875%, 07/15/2026 (A)	125	130
5.125%, 10/15/2024 (A)	100	100
Group 1 Automotive
5.000%, 06/01/2022	100	101
Guitar Center
6.500%, 04/15/2019 (A)	100	85
GW Honos Security
8.750%, 05/15/2025 (A)	85	87
Hanesbrands
4.875%, 05/15/2026 (A)	150	149

50	Adviser Managed Trust / Quarterly Report / April 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.625%, 05/15/2024 (A)	$176	$175
Hilton Domestic Operating
4.250%, 09/01/2024 (A)	170	171
Hilton Worldwide Finance
4.875%, 04/01/2027 (A)	115	118
4.625%, 04/01/2025 (A)	120	123
Home Depot
5.875%, 12/16/2036	200	255
4.400%, 04/01/2021	100	108
4.400%, 03/15/2045	150	162
3.500%, 09/15/2056	200	177
3.000%, 04/01/2026	100	101
2.625%, 06/01/2022	150	153
2.000%, 06/15/2019	100	101
2.000%, 04/01/2021	50	50
iHeartCommunications
9.000%, 12/15/2019	150	124
9.000%, 09/15/2022	400	302
International Game Technology
6.250%, 02/15/2022 (A)	300	327
5.625%, 02/15/2020 (A)	200	210
Isle of Capri Casinos
5.875%, 03/15/2021	90	93
Jack Ohio Finance
6.750%, 11/15/2021 (A)	115	120
Jaguar Holding II
6.375%, 08/01/2023 (A)	152	158
Jaguar Land Rover Automotive
5.625%, 02/01/2023 (A)	150	157
4.250%, 11/15/2019 (A)	150	155
JC Penney
5.875%, 07/01/2023 (A)	100	101
K Hovnanian Enterprises
7.250%, 10/15/2020 (A)	100	97
KFC Holding
5.250%, 06/01/2026 (A)	192	197
5.000%, 06/01/2024 (A)	162	167
Kohl’s
4.750%, 12/15/2023	100	103
L Brands
6.875%, 11/01/2035	150	148
6.750%, 07/01/2036	120	116
5.625%, 10/15/2023	100	105
Landry’s
6.750%, 10/15/2024 (A)	100	105
Laureate Education
9.250%, 09/01/2019 (A)	250	263
8.250%, 05/01/2025 (A)	90	92
Lear
5.250%, 01/15/2025	70	74
Lennar
4.750%, 11/15/2022	100	104

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.500%, 04/30/2024	$110	$111
4.125%, 01/15/2022	120	122
Lions Gate Entertainment
5.875%, 11/01/2024 (A)	105	109
Live Nation Entertainment
4.875%, 11/01/2024 (A)	115	116
LKQ
4.750%, 05/15/2023	100	100
Lowe’s
6.650%, 09/15/2037	100	139
4.625%, 04/15/2020	100	107
4.250%, 09/15/2044	50	51
3.700%, 04/15/2046	150	141
3.375%, 09/15/2025	100	103
3.125%, 09/15/2024	100	102
Macy’s Retail Holdings
4.500%, 12/15/2034	100	87
3.450%, 01/15/2021	50	50
2.875%, 02/15/2023	125	117
Magna International
3.625%, 06/15/2024	100	103
Marriott International
3.750%, 03/15/2025	100	102
3.125%, 10/15/2021	100	103
3.125%, 06/15/2026	50	49
2.300%, 01/15/2022	50	49
Massachusetts Institute of Technology
5.600%, 07/01/2111	100	125
Mattel
2.350%, 05/06/2019	100	100
McDonald’s MTN
6.300%, 10/15/2037	150	191
4.875%, 12/09/2045	125	135
4.700%, 12/09/2035	175	187
3.700%, 01/30/2026	30	31
2.750%, 12/09/2020	120	122
2.100%, 12/07/2018	20	20
MDC Partners
6.500%, 05/01/2024 (A)	150	146
Men’s Wearhouse
7.000%, 07/01/2022	50	44
MGM Resorts International
7.750%, 03/15/2022	100	116
6.750%, 10/01/2020	100	111
6.625%, 12/15/2021	200	225
6.000%, 03/15/2023	200	219
Mohegan Tribal Gaming Authority
7.875%, 10/15/2024 (A)	55	56
NBCUniversal Media
5.950%, 04/01/2041	100	123
5.150%, 04/30/2020	350	382

Adviser Managed Trust / Quarterly Report / April 30, 2017	51

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
NCL
4.750%, 12/15/2021 (A)	$90	$92
4.625%, 11/15/2020 (A)	85	87
Neiman Marcus Group
8.000%, 10/15/2021 (A)	200	117
Netflix
5.875%, 02/15/2025	138	150
5.500%, 02/15/2022	125	134
4.375%, 11/15/2026 (A)	120	118
Newell Brands
5.500%, 04/01/2046	250	291
5.375%, 04/01/2036	30	34
4.200%, 04/01/2026	50	52
3.850%, 04/01/2023	60	63
3.150%, 04/01/2021	50	51
Newell Rubbermaid
4.000%, 12/01/2024	100	104
Nexstar Broadcasting
5.625%, 08/01/2024 (A)	82	84
NIKE
3.875%, 11/01/2045	100	99
3.375%, 11/01/2046	100	90
Nordstrom
5.000%, 01/15/2044	100	95
Omnicom Group
3.625%, 05/01/2022	100	104
3.600%, 04/15/2026	100	101
O’Reilly Automotive
3.550%, 03/15/2026	50	50
Penske Automotive Group
5.750%, 10/01/2022	50	52
5.500%, 05/15/2026	105	104
Pinnacle Entertainment
5.625%, 05/01/2024 (A)	60	62
President & Fellows of Harvard College
3.150%, 07/15/2046	100	92
Priceline Group
3.600%, 06/01/2026	50	50
Prime Security Services Borrower
9.250%, 05/15/2023 (A)	488	533
PulteGroup
5.500%, 03/01/2026	100	105
5.000%, 01/15/2027	107	108
4.250%, 03/01/2021	100	104
PVH
4.500%, 12/15/2022	100	103
Quebecor Media
5.750%, 01/15/2023	150	158
QVC
4.450%, 02/15/2025	100	98
Regal Entertainment Group
5.750%, 03/15/2022	150	157

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Ritchie Bros Auctioneers
5.375%, 01/15/2025 (A)	$25	$26
Royal Caribbean Cruises
5.250%, 11/15/2022	100	110
RSI Home Products
6.500%, 03/15/2023 (A)	67	69
Sally Holdings
5.750%, 06/01/2022	100	103
5.625%, 12/01/2025	150	155
Scientific Games International
10.000%, 12/01/2022	400	434
7.000%, 01/01/2022 (A)	305	327
Scripps Networks Interactive
2.750%, 11/15/2019	100	101
Service International
5.375%, 05/15/2024	100	106
ServiceMaster
5.125%, 11/15/2024 (A)	130	134
Silversea Cruise Finance
7.250%, 02/01/2025 (A)	100	106
Sinclair Television Group
6.125%, 10/01/2022	100	105
5.375%, 04/01/2021	150	154
Sirius XM Radio
6.000%, 07/15/2024 (A)	200	214
5.375%, 04/15/2025 (A)	175	179
5.375%, 07/15/2026 (A)	157	161
Six Flags Entertainment
5.500%, 04/15/2027 (A)	150	153
5.250%, 01/15/2021 (A)	100	102
4.875%, 07/31/2024 (A)	200	202
Starbucks
2.700%, 06/15/2022	200	205
Station Casinos
7.500%, 03/01/2021	25	26
Studio City
7.250%, 11/30/2021 (A)	200	214
Summit Materials
6.125%, 07/15/2023	150	157
Target
3.500%, 07/01/2024	150	155
2.300%, 06/26/2019	300	304
Taylor Morrison Communities
5.250%, 04/15/2021 (A)	92	95
TEGNA
5.125%, 07/15/2020	250	257
Tempur Sealy International
5.500%, 06/15/2026	64	64
Tenneco
5.000%, 07/15/2026	105	105
Time
5.750%, 04/15/2022 (A)	100	102

52	Adviser Managed Trust / Quarterly Report / April 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Time Warner
6.250%, 03/29/2041	$150	$173
6.200%, 03/15/2040	275	316
3.600%, 07/15/2025	200	199
3.550%, 06/01/2024	200	201
2.950%, 07/15/2026	85	80
2.100%, 06/01/2019	350	351
Time Warner Cable
8.750%, 02/14/2019	100	111
8.250%, 04/01/2019	200	222
6.550%, 05/01/2037	100	116
5.875%, 11/15/2040	200	217
5.000%, 02/01/2020	250	267
4.500%, 09/15/2042	100	92
TJX
2.250%, 09/15/2026	150	140
Tops Holding
8.000%, 06/15/2022 (A)	83	73
Toyota Motor Credit
2.900%, 04/17/2024	50	50
Toyota Motor Credit MTN
3.300%, 01/12/2022	200	208
2.800%, 07/13/2022	50	51
2.600%, 01/11/2022	100	101
2.250%, 10/18/2023	50	49
2.150%, 03/12/2020	200	201
1.900%, 04/08/2021	50	49
1.700%, 02/19/2019	50	50
1.550%, 07/13/2018	175	175
1.550%, 10/18/2019	50	50
Tribune Media
5.875%, 07/15/2022	200	210
TRU Taj
12.000%, 08/15/2021 (A)	100	90
Under Armour
3.250%, 06/15/2026	100	92
Unitymedia Hessen GmbH & KG
5.000%, 01/15/2025 (A)	200	208
University of Southern California
3.028%, 10/01/2039	250	232
Univision Communications
6.750%, 09/15/2022 (A)	250	262
5.125%, 05/15/2023 (A)	100	102
5.125%, 02/15/2025 (A)	247	246
Viacom
6.250%, 02/28/2057 (B)	106	109
5.875%, 02/28/2057 (B)	80	83
5.850%, 09/01/2043	100	107
4.850%, 12/15/2034	200	197
4.250%, 09/01/2023	125	130
Viking Cruises
8.500%, 10/15/2022 (A)	100	105

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Walt Disney
3.000%, 02/13/2026	$100	$100
Walt Disney MTN
4.125%, 06/01/2044	125	128
3.000%, 07/30/2046	150	127
2.350%, 12/01/2022	50	50
2.300%, 02/12/2021	100	101
1.850%, 07/30/2026	100	91
Whirlpool
3.700%, 05/01/2025	200	206
WPP Finance
3.750%, 09/19/2024	100	102
Wyndham Worldwide
4.250%, 03/01/2022	100	105
Wynn Las Vegas
5.500%, 03/01/2025 (A)	300	311
5.375%, 03/15/2022	200	206
ZF North America Capital
4.750%, 04/29/2025 (A)	250	260
4.500%, 04/29/2022 (A)	150	158
4.000%, 04/29/2020 (A)	50	52

		46,013

Consumer Staples — 1.9%
Albertsons
6.625%, 06/15/2024 (A)	212	217
5.750%, 03/15/2025 (A)	165	160
Alliance One International
9.875%, 07/15/2021	150	130
Altria Group
9.700%, 11/10/2018	106	118
9.250%, 08/06/2019	100	116
5.375%, 01/31/2044	200	233
4.000%, 01/31/2024	100	106
2.850%, 08/09/2022	100	101
Anheuser-Busch InBev Finance
4.900%, 02/01/2046	500	546
4.700%, 02/01/2036	400	429
4.625%, 02/01/2044	100	105
3.700%, 02/01/2024	300	312
3.650%, 02/01/2026	400	408
3.300%, 02/01/2023	300	308
2.650%, 02/01/2021	300	304
2.150%, 02/01/2019	62	62
1.900%, 02/01/2019	500	501
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	100	153
5.375%, 01/15/2020	200	218
3.750%, 01/15/2022	250	263
3.750%, 07/15/2042	100	93
Archer-Daniels-Midland
4.479%, 03/01/2021	50	54

Adviser Managed Trust / Quarterly Report / April 30, 2017	53

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.016%, 04/16/2043	$100	$102
2.500%, 08/11/2026	100	96
Avon International Operations
7.875%, 08/15/2022 (A)	70	75
B&G Foods
5.250%, 04/01/2025	85	87
4.625%, 06/01/2021	100	102
Brown-Forman
4.500%, 07/15/2045	35	37
Bunge Finance
3.500%, 11/24/2020	50	52
Campbell Soup
4.500%, 02/15/2019	100	105
Chobani LLC
7.500%, 04/15/2025 (A)	100	103
Coca-Cola
2.875%, 10/27/2025	200	200
2.450%, 11/01/2020	200	204
2.250%, 09/01/2026	50	48
1.650%, 11/01/2018	300	301
1.550%, 09/01/2021	50	49
Coca-Cola European Partners US
3.500%, 09/15/2020	100	103
Coca-Cola Femsa
2.375%, 11/26/2018	150	151
Colgate-Palmolive MTN
4.000%, 08/15/2045	50	52
3.250%, 03/15/2024	50	52
2.300%, 05/03/2022	100	101
1.750%, 03/15/2019	50	50
Conagra Brands
3.200%, 01/25/2023	118	120
Constellation Brands
6.000%, 05/01/2022	30	34
4.250%, 05/01/2023	90	96
3.875%, 11/15/2019	20	21
3.750%, 05/01/2021	25	26
Costco Wholesale
1.700%, 12/15/2019	100	100
Cott Beverages
5.375%, 07/01/2022	100	104
Cott Holdings
5.500%, 04/01/2025 (A)	195	198
CVS Health
5.300%, 12/05/2043	50	57
5.125%, 07/20/2045	255	285
4.875%, 07/20/2035	100	108
4.000%, 12/05/2023	100	106
3.875%, 07/20/2025	200	208
2.875%, 06/01/2026	100	96
2.800%, 07/20/2020	200	204
2.750%, 12/01/2022	100	100

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.250%, 12/05/2018	$125	$126
2.125%, 06/01/2021	50	49
1.900%, 07/20/2018	100	100
Dean Foods
6.500%, 03/15/2023 (A)	147	155
Diageo Capital
2.625%, 04/29/2023	100	100
Diageo Investment
4.250%, 05/11/2042	100	103
2.875%, 05/11/2022	150	153
Dr Pepper Snapple Group
2.550%, 09/15/2026	100	95
Edgewell Personal Care
4.700%, 05/24/2022	100	107
Energizer Holdings
5.500%, 06/15/2025 (A)	113	118
Estee Lauder
4.375%, 06/15/2045	50	52
4.150%, 03/15/2047	50	51
3.150%, 03/15/2027	50	50
Fresh Market
9.750%, 05/01/2023 (A)	200	166
General Mills
3.150%, 12/15/2021	200	207
Hershey
3.200%, 08/21/2025	100	102
HRG Group
7.875%, 07/15/2019	100	104
7.750%, 01/15/2022	200	211
Ingles Markets
5.750%, 06/15/2023	100	100
Ingredion
3.200%, 10/01/2026	100	99
JBS USA LUX
5.875%, 07/15/2024 (A)	250	261
5.750%, 06/15/2025 (A)	100	103
JM Smucker
4.375%, 03/15/2045	100	101
4.250%, 03/15/2035	20	21
3.500%, 03/15/2025	100	102
Kellogg
4.000%, 12/15/2020	200	212
Kimberly-Clark
6.625%, 08/01/2037	100	139
3.050%, 08/15/2025	50	50
2.750%, 02/15/2026	50	49
1.400%, 02/15/2019	35	35
Kraft Foods Group
6.125%, 08/23/2018	200	211
5.000%, 06/04/2042	100	103
3.500%, 06/06/2022	100	103

54	Adviser Managed Trust / Quarterly Report / April 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Kraft Heinz Foods
6.875%, 01/26/2039	$100	$125
6.500%, 02/09/2040	100	122
5.200%, 07/15/2045	100	106
4.375%, 06/01/2046	60	57
3.950%, 07/15/2025	100	103
3.000%, 06/01/2026	55	52
2.800%, 07/02/2020	200	203
Kroger
4.000%, 02/01/2024	200	209
3.875%, 10/15/2046	100	91
2.000%, 01/15/2019	200	200
Kronos Acquisition Holdings
9.000%, 08/15/2023 (A)	215	218
Lamb Weston Holdings
4.875%, 11/01/2026 (A)	75	77
4.625%, 11/01/2024 (A)	145	150
Mead Johnson Nutrition
4.125%, 11/15/2025	30	32
3.000%, 11/15/2020	230	234
Molson Coors Brewing
5.000%, 05/01/2042	93	99
4.200%, 07/15/2046	40	38
3.000%, 07/15/2026	200	192
1.450%, 07/15/2019	25	25
Mondelez International
4.000%, 02/01/2024	200	211
Nature’s Bounty
7.625%, 05/15/2021 (A)	193	205
PepsiCo
5.500%, 01/15/2040	100	123
5.000%, 06/01/2018	150	156
4.600%, 07/17/2045	145	158
4.500%, 01/15/2020	200	215
4.250%, 10/22/2044	100	103
4.000%, 05/02/2047	35	35
3.600%, 03/01/2024	200	211
3.500%, 07/17/2025	100	105
2.750%, 03/05/2022	150	153
2.250%, 05/02/2022	50	50
1.550%, 05/02/2019	50	50
1.350%, 10/04/2019	100	99
Philip Morris International
6.375%, 05/16/2038	200	258
5.650%, 05/16/2018	200	208
4.500%, 03/26/2020	100	107
4.250%, 11/10/2044	50	50
4.125%, 03/04/2043	50	49
2.750%, 02/25/2026	50	49
2.625%, 02/18/2022	25	25
2.125%, 05/10/2023	25	24
2.000%, 02/21/2020	35	35

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.875%, 02/25/2021	$50	$49
1.625%, 02/21/2019	50	50
1.375%, 02/25/2019	30	30
Pilgrim’s Pride
5.750%, 03/15/2025 (A)	133	138
Post Holdings
7.750%, 03/15/2024 (A)	160	178
5.500%, 03/01/2025 (A)	195	203
5.000%, 08/15/2026 (A)	223	222
Procter & Gamble
5.550%, 03/05/2037	100	132
3.100%, 08/15/2023	100	104
2.450%, 11/03/2026	50	48
1.700%, 11/03/2021	100	99
Revlon Consumer Products
5.750%, 02/15/2021	100	99
Reynolds American
6.875%, 05/01/2020	100	113
5.850%, 08/15/2045	100	118
5.700%, 08/15/2035	100	114
4.450%, 06/12/2025	100	107
3.250%, 06/12/2020	254	262
Rite Aid
6.750%, 06/15/2021	200	202
6.125%, 04/01/2023 (A)	265	262
Skandinaviska Enskilda Banken
1.875%, 09/13/2021	250	244
Spectrum Brands
5.750%, 07/15/2025	149	160
Sysco
4.850%, 10/01/2045	15	16
3.750%, 10/01/2025	25	26
3.300%, 07/15/2026	100	99
2.600%, 10/01/2020	150	151
TreeHouse Foods
6.000%, 02/15/2024 (A)	120	128
Tyson Foods
4.500%, 06/15/2022	100	107
3.950%, 08/15/2024	150	154
Unilever Capital
5.900%, 11/15/2032	100	131
4.250%, 02/10/2021	100	107
1.375%, 07/28/2021	100	97
US Foods
5.875%, 06/15/2024 (A)	115	120
Vector Group
6.125%, 02/01/2025 (A)	80	83
Walgreens Boots Alliance
4.800%, 11/18/2044	100	103
4.650%, 06/01/2046	200	201
3.800%, 11/18/2024	100	103
3.450%, 06/01/2026	30	30

Adviser Managed Trust / Quarterly Report / April 30, 2017	55

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.300%, 11/18/2021	$100	$103
3.100%, 06/01/2023	30	30
2.600%, 06/01/2021	65	65
1.750%, 05/30/2018	35	35
Wal-Mart Stores
6.500%, 08/15/2037	250	337
5.250%, 09/01/2035	200	240
4.300%, 04/22/2044	225	240
3.300%, 04/22/2024	200	210
3.250%, 10/25/2020	100	105
2.550%, 04/11/2023	150	152
WhiteWave Foods
5.375%, 10/01/2022	25	28
Whole Foods Market
5.200%, 12/03/2025	100	105

		23,860

Energy — 3.4%
Alta Mesa Holdings
7.875%, 12/15/2024 (A)	130	136
Anadarko Petroleum
6.600%, 03/15/2046	150	185
6.450%, 09/15/2036	125	148
4.850%, 03/15/2021	250	269
Antero Midstream Partners
5.375%, 09/15/2024 (A)	150	153
Antero Resources
5.625%, 06/01/2023	44	45
5.375%, 11/01/2021	200	207
5.125%, 12/01/2022	200	203
Apache
5.100%, 09/01/2040	200	210
4.750%, 04/15/2043	100	102
3.250%, 04/15/2022	100	102
Ascent Resources Utica Holdings
10.000%, 04/01/2022 (A)	225	233
Baker Hughes
5.125%, 09/15/2040	100	112
Blue Racer Midstream
6.125%, 11/15/2022 (A)	128	131
Boardwalk Pipelines
5.950%, 06/01/2026	100	112
BP Capital Markets
3.994%, 09/26/2023	38	40
3.723%, 11/28/2028	30	31
3.588%, 04/14/2027	100	102
3.535%, 11/04/2024	100	102
3.506%, 03/17/2025	200	205
3.245%, 05/06/2022	100	103
3.224%, 04/14/2024	100	101
3.216%, 11/28/2023	50	51
3.119%, 05/04/2026	100	99

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.315%, 02/13/2020	$200	$202
2.237%, 05/10/2019	200	201
2.112%, 09/16/2021	150	148
1.676%, 05/03/2019	47	47
Buckeye Partners
2.650%, 11/15/2018	150	151
California Resources
8.000%, 12/15/2022 (A)	298	228
Calumet Specialty Products Partners
6.500%, 04/15/2021	100	84
Canadian Natural Resources
6.250%, 03/15/2038	150	170
3.900%, 02/01/2025	100	101
Carrizo Oil & Gas
7.500%, 09/15/2020	100	103
6.250%, 04/15/2023	115	116
Cenovus Energy
5.700%, 10/15/2019	65	70
5.400%, 06/15/2047 (A)	50	49
5.250%, 06/15/2037 (A)	35	34
4.450%, 09/15/2042	105	91
4.250%, 04/15/2027 (A)	100	99
3.000%, 08/15/2022	50	49
Cheniere Corpus Christi Holdings
7.000%, 06/30/2024 (A)	150	168
5.875%, 03/31/2025 (A)	250	266
Chesapeake Energy
8.000%, 12/15/2022 (A)	382	402
8.000%, 01/15/2025 (A)	100	99
Chevron
4.950%, 03/03/2019	225	238
3.326%, 11/17/2025	50	51
3.191%, 06/24/2023	100	103
2.954%, 05/16/2026	100	100
2.895%, 03/03/2024	50	51
2.566%, 05/16/2023	100	100
2.498%, 03/03/2022	50	50
2.419%, 11/17/2020	50	51
2.355%, 12/05/2022	100	99
2.193%, 11/15/2019	125	126
2.100%, 05/16/2021	100	100
1.991%, 03/03/2020	31	31
1.790%, 11/16/2018	50	50
1.561%, 05/16/2019	100	100
Cimarex Energy
3.900%, 05/15/2027	55	56
CNOOC Nexen Finance
4.250%, 04/30/2024	400	417
Columbia Pipeline Group
3.300%, 06/01/2020	150	153
Comstock Resources PIK
10.000%, 03/15/2020	100	103

56	Adviser Managed Trust / Quarterly Report / April 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Concho Resources
5.500%, 04/01/2023	$250	$259
4.375%, 01/15/2025	95	96
ConocoPhillips
6.500%, 02/01/2039	225	289
5.750%, 02/01/2019	100	107
4.950%, 03/15/2026	50	56
4.200%, 03/15/2021	100	107
4.150%, 11/15/2034	100	100
3.350%, 11/15/2024	250	254
3.350%, 05/15/2025	95	96
2.400%, 12/15/2022	150	148
CONSOL Energy
8.000%, 04/01/2023	50	52
5.875%, 04/15/2022	350	341
Continental Resources
4.500%, 04/15/2023	300	296
3.800%, 06/01/2024	250	235
Crestwood Midstream Partners
6.250%, 04/01/2023	70	73
5.750%, 04/01/2025 (A)	105	109
CVR Refining
6.500%, 11/01/2022	100	101
DCP Midstream Operating
5.850%, 05/21/2043 (A)(B)	100	95
3.875%, 03/15/2023	100	98
Denbury Resources
9.000%, 05/15/2021 (A)	74	78
5.500%, 05/01/2022	112	83
4.625%, 07/15/2023	156	107
Devon Energy
5.600%, 07/15/2041	100	107
5.000%, 06/15/2045	150	153
3.250%, 05/15/2022	100	100
Devon Financing
7.875%, 09/30/2031	100	131
Diamond Offshore Drilling
4.875%, 11/01/2043	125	91
Diamondback Energy
5.375%, 05/31/2025 (A)	150	155
4.750%, 11/01/2024 (A)	75	75
Eclipse Resources
8.875%, 07/15/2023	100	102
Ecopetrol
5.875%, 09/18/2023	100	108
5.875%, 05/28/2045	200	183
4.125%, 01/16/2025	225	218
Enable Midstream Partners
2.400%, 05/15/2019	100	99
Enbridge
6.000%, 01/15/2077 (B)	100	102
5.500%, 12/01/2046	50	55

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.250%, 12/01/2026	$100	$104
Enbridge Energy Partners
9.875%, 03/01/2019	50	57
7.375%, 10/15/2045	150	191
5.500%, 09/15/2040	100	104
Encana
6.500%, 02/01/2038	200	226
Endeavor Energy Resources
7.000%, 08/15/2021 (A)	100	104
Energy Transfer
6.125%, 12/15/2045	100	109
5.950%, 10/01/2043	100	105
5.200%, 02/01/2022	100	108
5.150%, 03/15/2045	100	96
4.900%, 03/15/2035	250	243
4.750%, 01/15/2026	150	157
4.200%, 04/15/2027	50	50
3.600%, 02/01/2023	185	186
Energy Transfer Equity
5.875%, 01/15/2024	150	161
5.500%, 06/01/2027	195	210
EnLink Midstream Partners
4.850%, 07/15/2026	45	47
4.400%, 04/01/2024	150	154
Ensco
5.750%, 10/01/2044	200	146
5.200%, 03/15/2025	50	42
4.500%, 10/01/2024	120	99
Enterprise Products Operating
5.200%, 09/01/2020	100	109
5.100%, 02/15/2045	225	241
4.850%, 08/15/2042	100	103
4.850%, 03/15/2044	250	256
3.950%, 02/15/2027	20	21
3.700%, 02/15/2026	100	102
3.350%, 03/15/2023	200	205
2.850%, 04/15/2021	30	30
2.550%, 10/15/2019	100	101
EOG Resources
3.150%, 04/01/2025	200	197
2.625%, 03/15/2023	100	99
EP Energy
9.375%, 05/01/2020	130	123
8.000%, 11/29/2024 (A)	30	31
8.000%, 02/15/2025 (A)	200	179
6.375%, 06/15/2023	118	89
Equities Midstream Partners
4.125%, 12/01/2026	35	35
Extraction Oil & Gas Holdings
7.875%, 07/15/2021 (A)	66	69
ExxonMobil
4.114%, 03/01/2046	200	209

Adviser Managed Trust / Quarterly Report / April 30, 2017	57

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.567%, 03/06/2045	$50	$48
3.043%, 03/01/2026	100	101
2.726%, 03/01/2023	200	202
2.709%, 03/06/2025	100	99
2.222%, 03/01/2021	40	40
1.912%, 03/06/2020	100	101
1.708%, 03/01/2019	100	100
Genesis Energy
6.750%, 08/01/2022	100	103
Gulfport Energy
6.375%, 05/15/2025	100	100
6.000%, 10/15/2024 (A)	135	133
Halcon Resources
6.750%, 02/15/2025 (A)	95	91
Halliburton
7.450%, 09/15/2039	100	135
5.000%, 11/15/2045	100	107
4.850%, 11/15/2035	100	106
3.800%, 11/15/2025	100	103
3.500%, 08/01/2023	100	102
Hess
7.125%, 03/15/2033	100	117
5.600%, 02/15/2041	50	51
4.300%, 04/01/2027	150	150
Hilcorp Energy I
5.750%, 10/01/2025 (A)	167	162
Husky Energy
4.000%, 04/15/2024	200	205
Jupiter Resources
8.500%, 10/01/2022 (A)	150	122
KCA Deutag UK Finance
9.875%, 04/01/2022 (A)	200	206
Kinder Morgan
5.550%, 06/01/2045	100	106
5.300%, 12/01/2034	250	256
5.050%, 02/15/2046	90	90
4.300%, 06/01/2025	100	104
3.050%, 12/01/2019	325	331
Kinder Morgan Energy Partners
5.500%, 03/01/2044	250	257
4.300%, 05/01/2024	200	207
4.250%, 09/01/2024	100	103
2.650%, 02/01/2019	100	101
Marathon Oil
5.200%, 06/01/2045	50	50
2.800%, 11/01/2022	100	98
Marathon Petroleum
6.500%, 03/01/2041	150	169
5.125%, 03/01/2021	50	54
2.700%, 12/14/2018	50	51
McDermott International
8.000%, 05/01/2021 (A)	100	104

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
MEG Energy
7.000%, 03/31/2024 (A)	$100	$89
6.500%, 01/15/2025 (A)	55	55
6.375%, 01/30/2023 (A)	200	176
MPLX
5.200%, 03/01/2047	50	51
4.875%, 06/01/2025	100	106
4.500%, 07/15/2023	150	158
4.125%, 03/01/2027	50	51
Murphy Oil
6.875%, 08/15/2024	185	197
4.700%, 12/01/2022	50	49
Nabors Industries
5.500%, 01/15/2023 (A)	200	202
National Oilwell Varco
3.950%, 12/01/2042	100	83
2.600%, 12/01/2022	100	97
Navios Maritime Acquisition
8.125%, 11/15/2021 (A)	100	89
Newfield Exploration
5.625%, 07/01/2024	195	206
5.375%, 01/01/2026	77	81
Nexen Energy
6.400%, 05/15/2037	200	250
NGL Energy Partners
7.500%, 11/01/2023 (A)	120	120
6.125%, 03/01/2025 (A)	85	79
NGPL PipeCo
9.625%, 06/01/2019 (A)	100	103
Noble Energy
5.250%, 11/15/2043	100	104
5.050%, 11/15/2044	150	155
4.150%, 12/15/2021	50	53
3.900%, 11/15/2024	100	102
Noble Holding International
7.750%, 01/15/2024	125	114
Northern Oil and Gas
8.000%, 06/01/2020	100	82
NuStar Logistics
5.625%, 04/28/2027	90	93
Oasis Petroleum
6.875%, 03/15/2022	100	101
Occidental Petroleum
4.400%, 04/15/2046	50	51
4.100%, 02/01/2021	200	212
3.000%, 02/15/2027	100	98
2.700%, 02/15/2023	100	100
ONEOK
7.500%, 09/01/2023	80	95
ONEOK Partners
6.200%, 09/15/2043	50	57
3.200%, 09/15/2018	200	203

58	Adviser Managed Trust / Quarterly Report / April 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Pacific Drilling
5.375%, 06/01/2020 (A)	$200	$96
Parsley Energy
5.375%, 01/15/2025 (A)	50	51
Peabody Energy
6.375%, 03/31/2025 (A)	55	56
6.000%, 03/31/2022 (A)	150	153
Permian Resources
13.000%, 11/30/2020 (A)	100	117
7.375%, 11/01/2021 (A)	100	81
7.125%, 11/01/2020 (A)	150	122
Petroleos Mexicanos
6.625%, 06/15/2035	300	312
6.500%, 03/13/2027 (A)	225	244
6.500%, 06/02/2041	260	260
6.375%, 02/04/2021	100	109
5.625%, 01/23/2046	300	267
4.500%, 01/23/2026	150	146
3.500%, 07/23/2020	250	253
3.500%, 01/30/2023	250	239
2.378%, 04/15/2025	76	76
Petroleos Mexicanos MTN
6.875%, 08/04/2026	100	112
5.500%, 02/04/2019	60	63
4.625%, 09/21/2023	120	120
PHI
5.250%, 03/15/2019	100	94
Phillips 66
5.875%, 05/01/2042	100	117
4.875%, 11/15/2044	100	103
4.650%, 11/15/2034	150	154
4.300%, 04/01/2022	150	162
Phillips 66 Partners
4.900%, 10/01/2046	25	24
3.550%, 10/01/2026	25	24
2.646%, 02/15/2020	150	151
Pioneer Natural Resources
3.950%, 07/15/2022	200	211
Plains All American Pipeline
4.700%, 06/15/2044	100	93
4.650%, 10/15/2025	100	105
4.500%, 12/15/2026	100	104
3.600%, 11/01/2024	100	98
2.600%, 12/15/2019	100	100
Puget Energy
5.625%, 07/15/2022	100	111
3.650%, 05/15/2025	50	50
Puget Sound Energy
4.300%, 05/20/2045	50	52
Puma International Financing
6.750%, 02/01/2021 (A)	200	207

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
QEP Resources
5.250%, 05/01/2023	$100	$98
Range Resources
5.000%, 03/15/2023 (A)	150	149
4.875%, 05/15/2025	138	132
Rice Energy
6.250%, 05/01/2022	150	157
Rockies Express Pipeline
6.000%, 01/15/2019 (A)	100	105
Rowan
4.875%, 06/01/2022	225	212
RSP Permian
6.625%, 10/01/2022	150	158
Sabine Pass Liquefaction
5.750%, 05/15/2024	175	193
5.625%, 02/01/2021	225	245
5.625%, 03/01/2025	175	191
Sanchez Energy
6.125%, 01/15/2023	300	276
Sasol Financing International
4.500%, 11/14/2022	200	203
Schlumberger Investment
3.650%, 12/01/2023	100	105
SESI
7.125%, 12/15/2021	53	54
Seven Generations Energy
8.250%, 05/15/2020 (A)	100	105
Shell International Finance BV
6.375%, 12/15/2038	200	261
4.375%, 03/25/2020	100	107
4.375%, 05/11/2045	100	103
4.300%, 09/22/2019	150	159
4.125%, 05/11/2035	200	206
4.000%, 05/10/2046	50	49
3.750%, 09/12/2046	50	47
2.875%, 05/10/2026	50	49
2.500%, 09/12/2026	50	48
2.250%, 11/10/2020	150	150
2.250%, 01/06/2023	100	98
2.125%, 05/11/2020	200	201
1.875%, 05/10/2021	50	49
1.750%, 09/12/2021	50	49
1.625%, 11/10/2018	100	100
1.375%, 05/10/2019	50	50
1.375%, 09/12/2019	50	49
SM Energy
6.125%, 11/15/2022	30	31
5.625%, 06/01/2025	113	108
5.000%, 01/15/2024	100	94
Southwestern Energy
4.950%, 01/23/2025	100	100
4.100%, 03/15/2022	300	280

Adviser Managed Trust / Quarterly Report / April 30, 2017	59

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Spectra Energy Partners
4.750%, 03/15/2024	$100	$107
3.500%, 03/15/2025	100	99
2.950%, 09/25/2018	100	101
Statoil
4.800%, 11/08/2043	100	110
3.700%, 03/01/2024	200	210
2.250%, 11/08/2019	250	252
1.150%, 05/15/2018	100	99
Summit Midstream Holdings
5.750%, 04/15/2025	90	91
Suncor Energy
6.850%, 06/01/2039	150	197
6.500%, 06/15/2038	200	254
Sunoco
6.375%, 04/01/2023	83	88
6.250%, 04/15/2021	156	165
5.500%, 08/01/2020	120	124
Sunoco Logistics Partners Operations
5.350%, 05/15/2045	125	125
3.900%, 07/15/2026	100	99
Targa Resources Partners
5.125%, 02/01/2025 (A)	50	52
4.250%, 11/15/2023	150	148
4.125%, 11/15/2019	115	117
Tesoro
5.125%, 12/15/2026 (A)	145	155
4.750%, 12/15/2023 (A)	150	157
Tesoro Logistics
6.250%, 10/15/2022	110	118
6.125%, 10/15/2021	100	104
5.250%, 01/15/2025	140	149
Total Capital International
3.750%, 04/10/2024	150	157
2.875%, 02/17/2022	100	102
2.700%, 01/25/2023	100	100
2.100%, 06/19/2019	250	252
TransCanada PipeLines
6.200%, 10/15/2037	250	311
4.875%, 01/15/2026	100	112
2.500%, 08/01/2022	100	99
Transocean
9.000%, 07/15/2023 (A)	125	133
8.125%, 12/15/2021	100	104
Transocean Phoenix 2
7.750%, 10/15/2024 (A)	119	129
Tullow Oil
6.250%, 04/15/2022 (A)	200	191
Ultra Resources
7.125%, 04/15/2025 (A)	50	49
6.875%, 04/15/2022 (A)	150	152

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Valero Energy
6.625%, 06/15/2037	$100	$119
3.650%, 03/15/2025	200	200
Valero Energy Partners
4.375%, 12/15/2026	20	21
Weatherford International
8.250%, 06/15/2023	39	42
7.750%, 06/15/2021	219	234
4.500%, 04/15/2022	100	94
Western Gas Partners
5.450%, 04/01/2044	150	156
4.650%, 07/01/2026	150	157
3.950%, 06/01/2025	100	101
Whiting Petroleum
5.750%, 03/15/2021	100	100
5.000%, 03/15/2019	200	202
Williams
5.750%, 06/24/2044	100	104
4.550%, 06/24/2024	300	307
Williams Partners
6.300%, 04/15/2040	100	115
4.900%, 01/15/2045	150	148
4.875%, 03/15/2024	125	130
4.300%, 03/04/2024	260	270
3.900%, 01/15/2025	100	101
3.600%, 03/15/2022	150	153
WPX Energy
7.500%, 08/01/2020	75	80
5.250%, 09/15/2024	150	146
XTO Energy
6.500%, 12/15/2018	100	108

		44,131

Financials — 7.6%
Aflac
3.625%, 11/15/2024	100	104
2.400%, 03/16/2020	100	101
African Development Bank
1.875%, 03/16/2020	250	252
1.250%, 07/26/2021	100	97
1.125%, 09/20/2019	100	99
Alliant Holdings Intermediate
8.250%, 08/01/2023 (A)	100	107
Allstate
5.950%, 04/01/2036	100	125
5.750%, 08/15/2053 (B)	100	109
Ally Financial
5.750%, 11/20/2025	100	102
3.750%, 11/18/2019	100	102
3.600%, 05/21/2018	200	203
American Express
4.050%, 12/03/2042	100	99

60	Adviser Managed Trust / Quarterly Report / April 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.650%, 12/02/2022	$100	$100
American Express Credit MTN
3.300%, 05/03/2027	130	128
2.375%, 05/26/2020	50	51
2.250%, 08/15/2019	100	101
2.250%, 05/05/2021	350	349
1.875%, 05/03/2019	115	115
1.800%, 07/31/2018	100	100
American Financial Group
3.500%, 08/15/2026	50	49
American International Group
4.500%, 07/16/2044	250	245
4.125%, 02/15/2024	100	104
3.875%, 01/15/2035	100	93
3.300%, 03/01/2021	150	154
2.300%, 07/16/2019	200	201
Ameriprise Financial
3.700%, 10/15/2024	100	104
Andina de Fomento
4.375%, 06/15/2022	100	108
Aon
8.205%, 01/01/2027	100	129
4.600%, 06/14/2044	100	99
3.500%, 06/14/2024	200	202
Arch Capital Group
5.144%, 11/01/2043	150	165
Ares Capital
3.625%, 01/19/2022	100	100
Asian Development Bank MTN
2.625%, 01/12/2027	200	204
2.000%, 02/16/2022	200	201
2.000%, 01/22/2025	150	146
2.000%, 04/24/2026	100	95
1.875%, 04/12/2019	100	101
1.750%, 09/11/2018	350	352
1.750%, 01/10/2020	200	201
1.750%, 08/14/2026	100	93
1.625%, 08/26/2020	100	100
1.625%, 03/16/2021	150	149
1.500%, 01/22/2020	350	349
1.375%, 01/15/2019	100	100
ASP AMC Merger
8.000%, 05/15/2025 (A)	120	119
Australia & New Zealand Banking Group
2.550%, 11/23/2021	250	250
Australia & New Zealand Banking Group MTN
3.700%, 11/16/2025	250	263
Bank of America
7.750%, 05/14/2038	275	380
6.110%, 01/29/2037	150	176
1.750%, 06/05/2018	500	500

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bank of America MTN
5.650%, 05/01/2018	$200	$208
5.625%, 07/01/2020	200	220
5.000%, 05/13/2021	250	272
5.000%, 01/21/2044	150	165
4.750%, 04/21/2045	40	41
4.244%, 04/24/2038 (B)	100	100
4.183%, 11/25/2027	150	152
4.100%, 07/24/2023	415	436
4.000%, 04/01/2024	285	297
4.000%, 01/22/2025	250	252
3.875%, 08/01/2025	100	102
3.824%, 01/20/2028 (B)	200	201
3.705%, 04/24/2028 (B)	200	200
3.500%, 04/19/2026	300	299
2.881%, 04/24/2023 (B)	100	100
2.650%, 04/01/2019	300	304
2.625%, 10/19/2020	100	101
2.625%, 04/19/2021	100	100
2.250%, 04/21/2020	150	150
2.151%, 11/09/2020	250	248
Bank of Montreal MTN
2.100%, 12/12/2019	65	65
1.900%, 08/27/2021	100	98
1.800%, 07/31/2018	200	201
1.350%, 08/28/2018	100	100
Bank of New York Mellon
3.550%, 09/23/2021	100	105
Bank of New York Mellon MTN
3.442%, 02/07/2028 (B)	100	102
3.000%, 02/24/2025	150	150
3.000%, 10/30/2028	85	82
2.800%, 05/04/2026	50	49
2.600%, 08/17/2020	200	203
2.600%, 02/07/2022	100	101
2.450%, 11/27/2020	50	50
2.300%, 09/11/2019	200	202
2.050%, 05/03/2021	50	50
Bank of Nova Scotia
2.800%, 07/21/2021	50	51
2.450%, 03/22/2021	250	251
2.050%, 10/30/2018	100	101
1.875%, 04/26/2021	300	296
1.700%, 06/11/2018	100	100
1.650%, 06/14/2019	150	149
Barclays
5.250%, 08/17/2045	200	213
4.375%, 01/12/2026	200	206
4.337%, 01/10/2028	200	204
3.650%, 03/16/2025	250	246
3.250%, 01/12/2021	300	305

Adviser Managed Trust / Quarterly Report / April 30, 2017	61

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BB&T MTN
2.625%, 06/29/2020	$100	$101
2.450%, 01/15/2020	150	152
Berkshire Hathaway
4.500%, 02/11/2043	50	54
3.125%, 03/15/2026	35	36
3.000%, 02/11/2023	150	154
2.750%, 03/15/2023	200	202
2.200%, 03/15/2021	35	35
2.100%, 08/14/2019	200	202
Berkshire Hathaway Finance
5.400%, 05/15/2018	100	104
4.250%, 01/15/2021	100	108
1.700%, 03/15/2019	60	60
BlackRock
3.500%, 03/18/2024	200	211
BNP Paribas
2.375%, 05/21/2020	200	200
BNP Paribas MTN
5.000%, 01/15/2021	150	163
2.450%, 03/17/2019	300	302
BPCE
2.500%, 12/10/2018	320	322
Branch Banking & Trust
3.625%, 09/16/2025	250	258
2.625%, 01/15/2022	250	253
Brookfield Finance
4.000%, 04/01/2024	100	103
Canadian Imperial Bank of Commerce
1.600%, 09/06/2019	100	99
Capital One
2.250%, 09/13/2021	250	245
Capital One Bank USA
2.250%, 02/13/2019	350	351
Capital One Financial
3.750%, 07/28/2026	50	48
3.200%, 02/05/2025	100	97
3.050%, 03/09/2022	200	201
Charles Schwab
3.450%, 02/13/2026	70	72
3.200%, 03/02/2027	100	101
Chubb INA Holdings
3.350%, 05/15/2024	200	206
3.150%, 03/15/2025	100	101
2.300%, 11/03/2020	200	201
CIT Group
5.250%, 03/15/2018	200	206
5.000%, 08/15/2022	300	323
Citibank
2.000%, 03/20/2019	250	251
Citigroup
6.675%, 09/13/2043	90	115

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.125%, 08/25/2036	$200	$235
4.750%, 05/18/2046	250	250
4.650%, 07/30/2045	100	104
4.600%, 03/09/2026	35	36
4.450%, 09/29/2027	500	512
3.875%, 03/26/2025	300	300
3.700%, 01/12/2026	300	303
3.400%, 05/01/2026	150	148
3.300%, 04/27/2025	300	298
3.200%, 10/21/2026	200	193
2.900%, 12/08/2021	300	302
2.700%, 03/30/2021	100	101
2.650%, 10/26/2020	200	202
2.350%, 08/02/2021	50	49
2.150%, 07/30/2018	50	50
2.050%, 12/07/2018	150	150
Citizens Bank
2.250%, 03/02/2020	250	250
Citizens Financial Group
2.375%, 07/28/2021	30	30
CME Group
3.000%, 03/15/2025	100	101
CNA Financial
4.500%, 03/01/2026	100	107
CNO Financial Group
5.250%, 05/30/2025	90	93
Commonwealth Bank of Australia
2.500%, 09/20/2018	250	253
Commonwealth Bank of Australia MTN
2.300%, 03/12/2020	250	251
Cooperatieve Rabobank
5.250%, 08/04/2045	250	277
4.625%, 12/01/2023	250	267
Cooperatieve Rabobank MTN
3.875%, 02/08/2022	250	266
2.500%, 01/19/2021	250	251
Cooperatieve Rabobank UA
3.750%, 07/21/2026	250	248
Council of Europe Development Bank
1.750%, 11/14/2019	50	50
1.625%, 03/10/2020	100	100
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045	250	261
3.800%, 06/09/2023	250	255
3.750%, 03/26/2025	250	250
3.450%, 04/16/2021	250	255
Credit Suisse MTN
3.625%, 09/09/2024	250	256
Deutsche Bank
4.500%, 04/01/2025	200	196
Deutsche Bank MTN
4.296%, 05/24/2028 (B)	300	288

62	Adviser Managed Trust / Quarterly Report / April 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.700%, 05/30/2024	$250	$246
3.375%, 05/12/2021	100	100
2.850%, 05/10/2019	100	101
Discover Bank
4.200%, 08/08/2023	250	263
Discover Financial Services
4.100%, 02/09/2027	40	40
3.850%, 11/21/2022	100	103
DuPont Fabros Technology
5.875%, 09/15/2021	50	52
Enova International
9.750%, 06/01/2021	100	102
European Bank for Reconstruction & Development MTN
2.125%, 03/07/2022	250	251
2.000%, 02/01/2021	200	201
1.750%, 06/14/2019	100	100
1.750%, 11/26/2019	200	201
0.875%, 07/22/2019	250	249
European Investment Bank
2.875%, 09/15/2020	125	129
2.375%, 06/15/2022	250	253
2.250%, 03/15/2022	400	404
2.125%, 10/15/2021	500	503
2.000%, 03/15/2021	150	150
1.875%, 02/10/2025	400	384
1.750%, 06/17/2019	200	201
1.750%, 05/15/2020	100	100
1.625%, 03/16/2020	100	100
1.625%, 12/15/2020	500	496
1.625%, 06/15/2021	150	148
1.375%, 06/15/2020	300	296
1.250%, 05/15/2018	500	500
1.250%, 12/16/2019	250	248
1.125%, 08/15/2018	600	598
1.000%, 06/15/2018	250	249
European Investment Bank MTN
1.375%, 09/15/2021	250	244
FBM Finance
8.250%, 08/15/2021 (A)	130	140
Fifth Third Bancorp
2.875%, 07/27/2020	150	153
Fifth Third Bank
1.625%, 09/27/2019	200	198
Fifth Third Bank MTN
2.150%, 08/20/2018	250	251
First Republic Bank
4.625%, 02/13/2047	250	251
Franklin Resources
2.850%, 03/30/2025	150	147
Goldman Sachs Group
6.750%, 10/01/2037	625	779

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.250%, 02/01/2041	$100	$126
5.750%, 01/24/2022	130	147
4.750%, 10/21/2045	100	107
3.750%, 05/22/2025	250	255
3.750%, 02/25/2026	60	61
3.500%, 01/23/2025	300	301
3.500%, 11/16/2026	300	296
3.000%, 04/26/2022	85	86
2.875%, 02/25/2021	100	101
2.625%, 01/31/2019	250	253
2.600%, 04/23/2020	300	302
2.600%, 12/27/2020	200	201
2.550%, 10/23/2019	200	202
2.350%, 11/15/2021	200	197
2.300%, 12/13/2019	210	210
Goldman Sachs Group MTN
6.000%, 06/15/2020	350	388
4.800%, 07/08/2044	100	106
3.850%, 07/08/2024	200	207
Harland Clarke Holdings
9.250%, 03/01/2021 (A)	150	145
Hartford Financial Services Group
5.500%, 03/30/2020	150	164
4.300%, 04/15/2043	100	98
HSBC
2.375%, 11/13/2019	300	301
2.350%, 03/05/2020	350	352
HSBC Finance
6.676%, 01/15/2021	300	341
HSBC Holdings
6.500%, 05/02/2036	200	246
6.500%, 09/15/2037	225	280
5.250%, 03/14/2044	200	216
4.375%, 11/23/2026	200	205
4.300%, 03/08/2026	400	422
2.950%, 05/25/2021	250	253
2.650%, 01/05/2022	200	199
HUB International
7.875%, 10/01/2021 (A)	250	262
Huntington Bancshares
2.300%, 01/14/2022	250	245
Huntington National Bank
2.375%, 03/10/2020	250	252
Industrial & Commercial Bank of China
2.452%, 10/20/2021	250	246
Intelsat
12.500%, 04/01/2022 (A)	150	132
Inter-American Development Bank
3.200%, 08/07/2042	100	97
3.000%, 02/21/2024	300	313
1.875%, 03/15/2021	100	100
1.125%, 08/28/2018	200	200

Adviser Managed Trust / Quarterly Report / April 30, 2017	63

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.000%, 05/13/2019	$500	$495
Inter-American Development Bank MTN
2.125%, 01/18/2022	250	252
1.750%, 10/15/2019	700	703
1.625%, 05/12/2020	100	100
Intercontinental Exchange
3.750%, 12/01/2025	55	57
2.750%, 12/01/2020	55	56
International Bank for Reconstruction & Development
2.500%, 11/25/2024	200	202
2.500%, 07/29/2025	150	151
2.125%, 11/01/2020	450	455
2.000%, 01/26/2022	200	201
1.875%, 03/15/2019	500	504
1.875%, 04/21/2020	300	302
1.750%, 04/19/2023	350	341
1.625%, 02/10/2022	200	197
1.250%, 07/26/2019	350	348
0.875%, 07/19/2018	350	348
International Bank for Reconstruction & Development MTN
1.875%, 10/27/2026	200	191
1.625%, 03/09/2021	350	347
1.375%, 05/24/2021	250	245
1.125%, 11/27/2019	250	248
0.875%, 08/15/2019	500	492
International Finance
1.750%, 09/16/2019	100	100
0.875%, 06/15/2018	500	498
International Finance MTN
1.750%, 09/04/2018	200	201
1.125%, 07/20/2021	100	97
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (A)	200	197
5.017%, 06/26/2024 (A)	400	381
Invesco Finance
5.375%, 11/30/2043	150	174
Jefferies Group
6.875%, 04/15/2021	100	115
4.850%, 01/15/2027	135	140
JPMorgan Chase
6.400%, 05/15/2038	100	130
6.300%, 04/23/2019	200	217
5.625%, 08/16/2043	190	219
4.950%, 06/01/2045	200	213
4.625%, 05/10/2021	150	162
4.350%, 08/15/2021	100	107
4.250%, 10/01/2027	295	306
3.900%, 07/15/2025	100	104
3.875%, 02/01/2024	200	209
3.625%, 05/13/2024	425	439

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.540%, 05/01/2028 (B)	$150	$149
3.300%, 04/01/2026	150	148
3.250%, 09/23/2022	200	205
3.125%, 01/23/2025	200	198
2.950%, 10/01/2026	200	192
2.776%, 04/25/2023 (B)	113	113
2.750%, 06/23/2020	100	102
2.700%, 05/18/2023	250	246
2.550%, 10/29/2020	485	489
2.550%, 03/01/2021	200	201
2.250%, 01/23/2020	350	352
2.200%, 10/22/2019	250	251
1.850%, 03/22/2019	150	150
JPMorgan Chase Bank
1.650%, 09/23/2019	250	249
Jurassic Holdings III
6.875%, 02/15/2021 (A)	50	41
KeyBank
2.500%, 12/15/2019	250	253
KeyCorp MTN
2.900%, 09/15/2020	200	204
Korea Development Bank
2.500%, 03/11/2020	200	201
2.000%, 09/12/2026	200	182
Kreditanstalt fuer Wiederaufbau
3.127%, 04/18/2036 (C)	200	114
2.750%, 10/01/2020	200	207
2.500%, 11/20/2024	300	304
2.125%, 03/07/2022	500	502
2.125%, 01/17/2023	150	150
2.000%, 11/30/2021	50	50
2.000%, 10/04/2022	250	248
2.000%, 05/02/2025	250	244
1.875%, 04/01/2019	525	529
1.625%, 03/15/2021	250	248
1.500%, 02/06/2019	150	150
1.500%, 06/15/2021	500	493
1.250%, 09/13/2018	100	100
1.250%, 09/30/2019	250	248
1.000%, 09/07/2018	250	249
Kreditanstalt fuer Wiederaufbau MTN
1.750%, 03/31/2020	200	201
1.500%, 04/20/2020	1,500	1,492
Ladder Capital Finance Holdings LLLP
5.250%, 03/15/2022 (A)	95	97
Landwirtschaftliche Rentenbank
2.375%, 06/10/2025	150	150
2.250%, 10/01/2021	150	152
2.000%, 01/13/2025	100	97
Lazard Group
3.750%, 02/13/2025	50	50

64	Adviser Managed Trust / Quarterly Report / April 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Legg Mason
4.750%, 03/15/2026	$50	$53
Leucadia National
5.500%, 10/18/2023	100	108
Lincoln National
3.625%, 12/12/2026	50	51
3.350%, 03/09/2025	150	150
Lloyds Banking Group
4.650%, 03/24/2026	200	208
3.750%, 01/11/2027	200	199
3.100%, 07/06/2021	300	305
Loews
2.625%, 05/15/2023	100	99
LPL Holdings
5.750%, 09/15/2025 (A)	80	81
Manufacturers & Traders Trust
2.100%, 02/06/2020	250	250
Manulife Financial
4.061%, 02/24/2032 (B)	100	101
Markel
5.000%, 04/05/2046	100	105
Marsh & McLennan
4.350%, 01/30/2047	20	21
3.750%, 03/14/2026	100	103
2.750%, 01/30/2022	30	30
2.350%, 03/06/2020	100	101
MetLife
4.875%, 11/13/2043	100	110
4.600%, 05/13/2046	100	107
4.368%, 09/15/2023	285	309
4.050%, 03/01/2045	100	99
3.600%, 04/10/2024	200	209
3.600%, 11/13/2025	100	103
Mitsubishi UFJ Financial Group
3.850%, 03/01/2026	200	207
3.677%, 02/22/2027	100	103
2.998%, 02/22/2022	100	101
2.950%, 03/01/2021	200	203
Mizuho Financial Group
3.663%, 02/28/2027	200	204
Moody’s
2.750%, 12/15/2021	100	100
Morgan Stanley
5.750%, 01/25/2021	175	195
3.625%, 01/20/2027	150	150
2.800%, 06/16/2020	150	152
2.650%, 01/27/2020	200	203
Morgan Stanley MTN
6.375%, 07/24/2042	250	324
5.500%, 07/24/2020	275	300
4.875%, 11/01/2022	165	179
4.350%, 09/08/2026	340	352

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.300%, 01/27/2045	$100	$100
4.000%, 07/23/2025	155	161
3.875%, 01/27/2026	250	256
3.125%, 07/27/2026	200	193
2.625%, 11/17/2021	300	299
2.500%, 04/21/2021	210	209
2.450%, 02/01/2019	600	605
2.375%, 07/23/2019	300	302
2.200%, 12/07/2018	150	151
MSCI
5.750%, 08/15/2025 (A)	62	67
5.250%, 11/15/2024 (A)	150	159
4.750%, 08/01/2026 (A)	130	133
MUFG Union Bank
2.625%, 09/26/2018	250	252
National Australia Bank MTN
2.625%, 01/14/2021	300	302
2.500%, 07/12/2026	250	237
National Rural Utilities Cooperative Finance
10.375%, 11/01/2018	150	169
2.950%, 02/07/2024	30	30
National Rural Utilities Cooperative Finance MTN
3.250%, 11/01/2025	200	203
Nationstar Mortgage
6.500%, 07/01/2021	100	101
Navient
5.500%, 01/15/2019	250	260
Navient MTN
5.500%, 01/25/2023	150	149
4.875%, 06/17/2019	100	103
NFP
9.000%, 07/15/2021 (A)	117	124
Nomura Holdings MTN
2.750%, 03/19/2019	300	303
Nordic Investment Bank
1.125%, 02/25/2019	200	199
Oesterreichische Kontrollbank
1.875%, 01/20/2021	300	300
1.750%, 01/24/2020	200	200
1.375%, 02/10/2020	100	99
Old Republic International
3.875%, 08/26/2026	50	50
OneMain Financial Holdings
7.250%, 12/15/2021 (A)	150	156
6.750%, 12/15/2019 (A)	90	95
Opal Acquisition
8.875%, 12/15/2021 (A)	100	92
PetSmart
7.125%, 03/15/2023 (A)	283	259
PNC Bank
3.300%, 10/30/2024	250	256

Adviser Managed Trust / Quarterly Report / April 30, 2017	65

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.625%, 02/17/2022	$250	$252
2.450%, 11/05/2020	250	252
2.250%, 07/02/2019	250	252
PNC Bank MTN
2.150%, 04/29/2021	250	249
Principal Financial Group
3.400%, 05/15/2025	150	152
Private Export Funding
2.300%, 09/15/2020	150	152
Progressive
3.700%, 01/26/2045	50	47
2.450%, 01/15/2027	150	142
Prudential Financial
5.875%, 09/15/2042 (B)	100	111
5.625%, 06/15/2043 (B)	200	218
Prudential Financial MTN
5.700%, 12/14/2036	100	120
4.600%, 05/15/2044	50	53
3.500%, 05/15/2024	100	104
2.350%, 08/15/2019	100	101
Quicken Loans
5.750%, 05/01/2025 (A)	250	252
Regions Financial
3.200%, 02/08/2021	150	153
Reinsurance Group of America
3.950%, 09/15/2026	30	30
Royal Bank of Canada
2.300%, 03/22/2021	150	150
2.100%, 10/14/2020	200	200
2.000%, 10/01/2018	125	126
Royal Bank of Canada MTN
2.750%, 02/01/2022	100	102
2.350%, 10/30/2020	250	252
2.200%, 07/27/2018	250	252
2.000%, 12/10/2018	100	100
1.800%, 07/30/2018	50	50
Royal Bank of Scotland Group
6.125%, 12/15/2022	300	323
6.000%, 12/19/2023	375	405
5.125%, 05/28/2024	300	308
4.800%, 04/05/2026	200	210
S&P Global
4.400%, 02/15/2026	100	107
4.000%, 06/15/2025	50	52
Santander Holdings USA
3.700%, 03/28/2022 (A)	30	30
2.700%, 05/24/2019	100	100
2.650%, 04/17/2020	100	100
Santander Issuances
5.179%, 11/19/2025	200	210
Santander UK
3.050%, 08/23/2018	100	101

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.375%, 03/16/2020	$150	$151
Santander UK Group Holdings
2.875%, 10/16/2020	100	100
Santander UK Group Holdings MTN
3.125%, 01/08/2021	300	303
Springleaf Finance
8.250%, 12/15/2020	200	219
7.750%, 10/01/2021	100	107
5.250%, 12/15/2019	100	102
Starwood Property Trust
5.000%, 12/15/2021 (A)	155	162
Stifel Financial
4.250%, 07/18/2024	50	51
Sumitomo Mitsui Banking
2.450%, 01/16/2020	250	252
Sumitomo Mitsui Financial Group
3.784%, 03/09/2026	100	103
3.446%, 01/11/2027	150	151
2.934%, 03/09/2021	100	101
2.632%, 07/14/2026	100	95
2.442%, 10/19/2021	250	249
2.058%, 07/14/2021	250	246
SunTrust Banks
2.900%, 03/03/2021	150	152
2.700%, 01/27/2022	100	100
Svenska Handelsbanken MTN
2.250%, 06/17/2019	250	252
1.875%, 09/07/2021	250	244
Synchrony Financial
4.250%, 08/15/2024	100	103
3.700%, 08/04/2026	100	96
2.700%, 02/03/2020	100	101
2.600%, 01/15/2019	50	50
TD Ameritrade Holding
2.950%, 04/01/2022	100	102
Tempo Acquisition
6.750%, 06/01/2025 (A)	65	67
TMX Finance
8.500%, 09/15/2018 (A)	100	94
Toronto-Dominion Bank
3.625%, 09/15/2031 (B)	150	149
Toronto-Dominion Bank MTN
2.500%, 12/14/2020	150	152
2.250%, 11/05/2019	100	101
2.125%, 04/07/2021	150	149
1.950%, 01/22/2019	100	100
1.750%, 07/23/2018	50	50
Travelers
3.750%, 05/15/2046	25	24
Travelers MTN
6.250%, 06/15/2037	200	263

66	Adviser Managed Trust / Quarterly Report / April 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Trinity Acquisition
4.400%, 03/15/2026	$150	$155
UBS MTN
2.375%, 08/14/2019	500	504
Unum Group
3.000%, 05/15/2021	30	30
US Bancorp
3.150%, 04/27/2027	200	200
US Bancorp MTN
3.600%, 09/11/2024	150	155
2.950%, 07/15/2022	200	203
2.375%, 07/22/2026	150	142
2.200%, 04/25/2019	250	252
USI
7.750%, 01/15/2021 (A)	50	51
USIS Merger
6.875%, 05/01/2025 (A)	170	173
Voya Financial
5.650%, 05/15/2053 (B)	100	103
Walter Investment Management
7.875%, 12/15/2021	125	76
Wells Fargo
5.606%, 01/15/2044	150	172
5.375%, 11/02/2043	280	310
3.900%, 05/01/2045	150	145
3.000%, 04/22/2026	250	242
3.000%, 10/23/2026	250	241
2.500%, 03/04/2021	250	251
2.150%, 01/15/2019	250	251
1.750%, 05/24/2019	250	250
Wells Fargo Capital X
5.950%, 12/15/2036	250	270
Wells Fargo MTN
4.900%, 11/17/2045	165	173
4.300%, 07/22/2027	100	105
4.125%, 08/15/2023	250	264
4.100%, 06/03/2026	235	244
3.450%, 02/13/2023	300	305
3.000%, 02/19/2025	100	98
2.600%, 07/22/2020	250	253
2.150%, 01/30/2020	400	401
Westpac Banking
3.350%, 03/08/2027	100	101
2.850%, 05/13/2026	200	195
2.700%, 08/19/2026	100	96
2.600%, 11/23/2020	50	50
2.250%, 01/17/2019	100	101
2.150%, 03/06/2020	100	100
2.100%, 05/13/2021	50	49
2.000%, 08/19/2021	100	98
1.950%, 11/23/2018	100	100
1.650%, 05/13/2019	50	50

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.600%, 08/19/2019	$100	$99
XLIT
5.500%, 03/31/2045	100	101
4.450%, 03/31/2025	100	103

		96,640

Health Care — 2.7%
Abbott Laboratories
5.125%, 04/01/2019	100	106
4.900%, 11/30/2046	200	209
4.750%, 11/30/2036	100	104
4.750%, 04/15/2043	100	101
3.750%, 11/30/2026	150	152
3.400%, 11/30/2023	100	101
2.950%, 03/15/2025	100	96
2.900%, 11/30/2021	100	101
2.800%, 09/15/2020	150	152
2.350%, 11/22/2019	100	100
2.000%, 09/15/2018	150	150
2.000%, 03/15/2020	100	100
AbbVie
4.700%, 05/14/2045	135	136
4.500%, 05/14/2035	140	141
4.450%, 05/14/2046	250	244
4.400%, 11/06/2042	150	145
4.300%, 05/14/2036	50	49
3.600%, 05/14/2025	100	101
3.200%, 11/06/2022	45	46
3.200%, 05/14/2026	100	97
2.900%, 11/06/2022	100	100
2.850%, 05/14/2023	50	50
2.500%, 05/14/2020	100	101
2.300%, 05/14/2021	100	99
1.800%, 05/14/2018	265	265
Acadia Healthcare
5.625%, 02/15/2023	100	103
Actavis
3.250%, 10/01/2022	50	51
Actavis Funding
4.850%, 06/15/2044	50	51
4.750%, 03/15/2045	200	204
4.550%, 03/15/2035	300	302
3.850%, 06/15/2024	100	103
3.800%, 03/15/2025	200	203
3.450%, 03/15/2022	200	205
3.000%, 03/12/2020	300	306
Aetna
2.800%, 06/15/2023	25	25
2.200%, 03/15/2019	150	151
1.700%, 06/07/2018	200	200
Agilent Technologies
3.050%, 09/22/2026	65	62

Adviser Managed Trust / Quarterly Report / April 30, 2017	67

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
AMAG Pharmaceuticals
7.875%, 09/01/2023 (A)	$65	$62
AmerisourceBergen
4.250%, 03/01/2045	25	25
3.400%, 05/15/2024	100	102
Amgen
5.150%, 11/15/2041	200	219
4.563%, 06/15/2048	100	101
4.400%, 05/01/2045	125	123
3.875%, 11/15/2021	100	106
3.625%, 05/22/2024	150	155
3.125%, 05/01/2025	150	149
2.600%, 08/19/2026	100	94
2.250%, 08/19/2023	100	96
2.200%, 05/22/2019	150	151
1.850%, 08/19/2021	50	49
Anthem
5.100%, 01/15/2044	150	164
4.650%, 01/15/2043	150	155
3.500%, 08/15/2024	150	152
3.300%, 01/15/2023	100	102
2.250%, 08/15/2019	100	100
Ascension Health
3.945%, 11/15/2046	35	34
AstraZeneca
6.450%, 09/15/2037	200	263
4.375%, 11/16/2045	100	104
3.375%, 11/16/2025	100	101
2.375%, 11/16/2020	100	101
Baxalta
5.250%, 06/23/2045	100	111
2.875%, 06/23/2020	50	51
2.000%, 06/22/2018	100	100
Baxter International
3.500%, 08/15/2046	100	87
Becton Dickinson
4.685%, 12/15/2044	50	49
3.734%, 12/15/2024	150	151
3.125%, 11/08/2021	100	100
2.675%, 12/15/2019	88	89
Biogen
5.200%, 09/15/2045	100	109
3.625%, 09/15/2022	200	208
Boston Scientific
6.000%, 01/15/2020	100	109
3.850%, 05/15/2025	100	103
Bristol-Myers Squibb
4.500%, 03/01/2044	50	54
3.250%, 02/27/2027	100	100
3.250%, 08/01/2042	100	89
1.750%, 03/01/2019	50	50

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Capsugel PIK
7.000%, 05/15/2019 (A)	$78	$78
Cardinal Health
2.400%, 11/15/2019	150	151
Catholic Health Initiatives
2.950%, 11/01/2022	200	195
Celgene
5.000%, 08/15/2045	150	160
3.875%, 08/15/2025	150	155
3.625%, 05/15/2024	150	154
2.875%, 08/15/2020	100	102
2.250%, 05/15/2019	100	101
Centene
6.125%, 02/15/2024	76	82
5.625%, 02/15/2021	154	162
4.750%, 05/15/2022	190	197
4.750%, 01/15/2025	90	91
Change Healthcare Holdings LLC
5.750%, 03/01/2025 (A)	115	118
CHS
8.000%, 11/15/2019	250	243
7.125%, 07/15/2020	200	179
6.875%, 02/01/2022	500	414
6.250%, 03/31/2023	215	219
Cigna
3.250%, 04/15/2025	150	150
Concordia International
9.500%, 10/21/2022 (A)	175	34
7.000%, 04/15/2023 (A)	71	11
Covidien International Finance
6.550%, 10/15/2037	50	65
CR Bard
3.000%, 05/15/2026	50	49
Danaher
4.375%, 09/15/2045	20	21
3.350%, 09/15/2025	20	21
2.400%, 09/15/2020	250	254
1.650%, 09/15/2018	20	20
DaVita
5.750%, 08/15/2022	100	104
5.125%, 07/15/2024	400	411
5.000%, 05/01/2025	195	196
Dignity Health
2.637%, 11/01/2019	136	137
DJO Finco
8.125%, 06/15/2021 (A)	144	127
Eagle Holding II
7.625%, 05/15/2022 (A)	80	82
Eli Lilly
3.700%, 03/01/2045	200	194
Endo
6.000%, 07/15/2023 (A)	200	175

68	Adviser Managed Trust / Quarterly Report / April 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.000%, 02/01/2025 (A)	$200	$169
5.375%, 01/15/2023 (A)	200	172
Envision Healthcare
6.250%, 12/01/2024 (A)	100	105
5.625%, 07/15/2022	200	206
5.125%, 07/01/2022 (A)	100	102
Express Scripts Holding
4.800%, 07/15/2046	35	34
4.750%, 11/15/2021	100	108
4.500%, 02/25/2026	150	156
3.500%, 06/15/2024	50	49
3.400%, 03/01/2027	40	38
3.000%, 07/15/2023	50	49
2.250%, 06/15/2019	200	201
Fresenius Medical Care US Finance II
4.125%, 10/15/2020 (A)	100	103
Gilead Sciences
5.650%, 12/01/2041	100	116
4.500%, 02/01/2045	225	225
4.400%, 12/01/2021	275	296
4.150%, 03/01/2047	200	189
3.700%, 04/01/2024	50	52
3.650%, 03/01/2026	175	178
2.950%, 03/01/2027	100	96
1.950%, 03/01/2022	30	29
1.850%, 09/04/2018	100	100
GlaxoSmithKline Capital
6.375%, 05/15/2038	150	199
5.650%, 05/15/2018	250	261
HCA
6.500%, 02/15/2020	200	219
5.375%, 02/01/2025	450	469
5.000%, 03/15/2024	250	265
HealthSouth
5.750%, 11/01/2024	215	219
Hologic
5.250%, 07/15/2022 (A)	153	161
Howard Hughes Medical Institute
3.500%, 09/01/2023	200	211
Humana
3.850%, 10/01/2024	200	207
inVentiv Group Holdings
7.500%, 10/01/2024 (A)	110	114
Johnson & Johnson
5.150%, 07/15/2018	100	105
4.375%, 12/05/2033	200	222
3.750%, 03/03/2047	50	50
3.700%, 03/01/2046	100	99
3.625%, 03/03/2037	32	32
3.550%, 03/01/2036	100	100
2.950%, 03/03/2027	50	50
2.450%, 12/05/2021	50	51

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.450%, 03/01/2026	$50	$49
2.250%, 03/03/2022	50	50
2.050%, 03/01/2023	50	49
1.875%, 12/05/2019	100	100
1.650%, 03/01/2021	50	50
1.125%, 03/01/2019	30	30
Kaiser Foundation Hospitals
4.150%, 05/01/2047	20	20
3.150%, 05/01/2027	25	25
Kindred Healthcare
8.750%, 01/15/2023	100	103
8.000%, 01/15/2020	145	150
6.375%, 04/15/2022	100	96
Laboratory Corp of America Holdings
4.700%, 02/01/2045	50	50
2.625%, 02/01/2020	150	151
Life Technologies
6.000%, 03/01/2020	100	110
LifePoint Health
5.875%, 12/01/2023	50	51
5.500%, 12/01/2021	150	155
5.375%, 05/01/2024 (A)	95	96
Mallinckrodt International Finance
5.750%, 08/01/2022 (A)	100	98
5.625%, 10/15/2023 (A)	150	143
4.875%, 04/15/2020 (A)	129	129
McKesson
3.796%, 03/15/2024	100	104
2.284%, 03/15/2019	200	201
MEDNAX
5.250%, 12/01/2023 (A)	175	179
Medtronic
4.625%, 03/15/2044	50	54
4.625%, 03/15/2045	200	217
4.375%, 03/15/2035	250	265
3.500%, 03/15/2025	350	361
2.750%, 04/01/2023	100	100
2.500%, 03/15/2020	200	204
Memorial Sloan-Kettering Cancer Center
4.200%, 07/01/2055	50	50
Merck
6.550%, 09/15/2037	50	68
4.150%, 05/18/2043	100	104
3.700%, 02/10/2045	50	48
2.800%, 05/18/2023	100	101
2.750%, 02/10/2025	300	299
2.350%, 02/10/2022	100	101
Merck Sharp & Dohme
5.000%, 06/30/2019	100	107
Molina Healthcare
5.375%, 11/15/2022	125	131

Adviser Managed Trust / Quarterly Report / April 30, 2017	69

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
MPH Acquisition Holdings
7.125%, 06/01/2024 (A)	$240	$258
Mylan
5.250%, 06/15/2046	65	67
3.950%, 06/15/2026	100	99
3.150%, 06/15/2021	100	101
2.600%, 06/24/2018	100	101
2.500%, 06/07/2019	60	60
Novartis Capital
4.400%, 05/06/2044	150	162
4.000%, 11/20/2045	100	102
3.400%, 05/06/2024	100	104
3.100%, 05/17/2027	30	30
3.000%, 11/20/2025	100	101
2.400%, 05/17/2022	50	50
1.800%, 02/14/2020	25	25
Novartis Securities Investment
5.125%, 02/10/2019	100	106
Ortho-Clinical Diagnostics
6.625%, 05/15/2022 (A)	200	184
Perrigo
2.300%, 11/08/2018	200	201
Pfizer
7.200%, 03/15/2039	150	215
4.400%, 05/15/2044	50	52
4.125%, 12/15/2046	65	66
4.000%, 12/15/2036	50	51
3.400%, 05/15/2024	100	105
3.000%, 12/15/2026	100	100
2.750%, 06/03/2026	50	49
2.200%, 12/15/2021	200	201
1.950%, 06/03/2021	50	50
1.700%, 12/15/2019	200	200
1.450%, 06/03/2019	50	50
1.200%, 06/01/2018	50	50
Quest Diagnostics
3.500%, 03/30/2025	200	200
RegionalCare Hospital Partners Holdings
8.250%, 05/01/2023 (A)	112	119
Sanofi
4.000%, 03/29/2021	50	53
Select Medical
6.375%, 06/01/2021	100	102
Shire Acquisitions Investments Ireland DAC
3.200%, 09/23/2026	250	242
2.875%, 09/23/2023	100	98
2.400%, 09/23/2021	100	99
1.900%, 09/23/2019	100	99
Stryker
4.625%, 03/15/2046	30	31
3.500%, 03/15/2026	25	25
3.375%, 05/15/2024	100	103

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.375%, 11/01/2025	$200	$203
2.000%, 03/08/2019	30	30
Team Health Holdings
6.375%, 02/01/2025 (A)	210	205
Tenet Healthcare
8.125%, 04/01/2022	350	355
6.750%, 06/15/2023	428	409
6.000%, 10/01/2020	300	316
Teva Pharmaceutical Finance BV
6.150%, 02/01/2036	150	168
2.950%, 12/18/2022	100	98
Teva Pharmaceutical Finance IV BV
3.650%, 11/10/2021	100	103
Teva Pharmaceutical Finance Netherlands III BV
4.100%, 10/01/2046	100	86
3.150%, 10/01/2026	200	186
2.800%, 07/21/2023	200	193
2.200%, 07/21/2021	200	194
1.700%, 07/19/2019	40	40
Thermo Fisher Scientific
4.150%, 02/01/2024	150	159
3.600%, 08/15/2021	100	104
3.150%, 01/15/2023	100	101
2.950%, 09/19/2026	105	101
UnitedHealth Group
6.875%, 02/15/2038	100	138
4.750%, 07/15/2045	50	56
4.625%, 07/15/2035	200	219
4.375%, 03/15/2042	150	157
4.250%, 04/15/2047	31	32
4.200%, 01/15/2047	25	26
3.950%, 10/15/2042	100	99
3.875%, 10/15/2020	100	106
3.750%, 07/15/2025	50	52
3.450%, 01/15/2027	50	51
3.375%, 04/15/2027	50	51
3.100%, 03/15/2026	200	200
2.700%, 07/15/2020	130	133
1.900%, 07/16/2018	60	60
Universal Hospital Services
7.625%, 08/15/2020	100	101
Valeant Pharmaceuticals International
6.375%, 10/15/2020 (A)	350	300
6.125%, 04/15/2025 (A)	500	369
5.875%, 05/15/2023 (A)	575	425
Vizient
10.375%, 03/01/2024 (A)	80	92
WellCare Health Plans
5.250%, 04/01/2025	260	270
Wyeth
5.950%, 04/01/2037	200	251

70	Adviser Managed Trust / Quarterly Report / April 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Zimmer Biomet Holdings
3.550%, 04/01/2025	$100	$100
2.700%, 04/01/2020	100	101
Zoetis
4.500%, 11/13/2025	50	54
3.450%, 11/13/2020	25	26

		34,969

Industrials — 2.7%
3M MTN
5.700%, 03/15/2037	100	126
3.125%, 09/19/2046	100	88
3.000%, 08/07/2025	50	51
1.375%, 08/07/2018	50	50
ABB Finance
2.875%, 05/08/2022	100	102
Accudyne Industries Borrower
7.750%, 12/15/2020 (A)	50	50
ADT
6.250%, 10/15/2021	200	219
4.875%, 07/15/2032 (A)	100	87
3.500%, 07/15/2022	100	97
AECOM
5.875%, 10/15/2024	50	54
5.750%, 10/15/2022	200	210
5.125%, 03/15/2027 (A)	195	195
AerCap Ireland Capital
4.625%, 10/30/2020	150	159
4.500%, 05/15/2021	150	159
3.950%, 02/01/2022	175	181
3.750%, 05/15/2019	175	180
Ahern Rentals
7.375%, 05/15/2023 (A)	138	119
Air Lease
3.750%, 02/01/2022	100	103
3.375%, 06/01/2021	35	36
2.625%, 09/04/2018	100	101
Aircastle
6.250%, 12/01/2019	100	109
5.500%, 02/15/2022	100	108
Algeco Scotsman Global Finance
8.500%, 10/15/2018 (A)	200	187
Allison Transmission
5.000%, 10/01/2024 (A)	145	148
American Airlines Group
5.500%, 10/01/2019 (A)	150	156
4.625%, 03/01/2020 (A)	100	102
American Airlines Pass-Through Trust, Ser 2015-2, Cl AA
3.600%, 09/22/2027	95	96

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
American Airlines Pass-Through Trust, Ser 2016-3, Cl AA
3.000%, 10/15/2028	$100	$97
Amsted Industries
5.000%, 03/15/2022 (A)	50	51
Arconic
5.125%, 10/01/2024	175	183
Ardagh Packaging Finance
6.000%, 02/15/2025 (A)	200	207
Avis Budget Car Rental
5.500%, 04/01/2023	150	148
BCD Acquisition
9.625%, 09/15/2023 (A)	95	102
BlueLine Rental Finance
9.250%, 03/15/2024 (A)	230	240
Boeing
4.875%, 02/15/2020	100	108
2.800%, 03/01/2027	50	50
0.950%, 05/15/2018	200	199
Bombardier
8.750%, 12/01/2021 (A)	350	389
7.500%, 03/15/2025 (A)	260	271
6.125%, 01/15/2023 (A)	100	100
Brand Energy & Infrastructure Services
8.500%, 12/01/2021 (A)	100	106
Builders FirstSource
5.625%, 09/01/2024 (A)	135	140
Burlington Northern Santa Fe
4.900%, 04/01/2044	150	169
4.700%, 10/01/2019	100	107
4.550%, 09/01/2044	100	107
4.150%, 04/01/2045	150	153
3.850%, 09/01/2023	200	213
3.400%, 09/01/2024	150	156
3.000%, 04/01/2025	100	101
BWAY Holding
7.250%, 04/15/2025 (A)	220	220
5.500%, 04/15/2024 (A)	220	222
Canadian National Railway
3.200%, 08/02/2046	100	89
2.950%, 11/21/2024	150	153
Canadian Pacific Railway
6.125%, 09/15/2115	30	37
4.800%, 09/15/2035	20	22
2.900%, 02/01/2025	200	197
Caterpillar
4.300%, 05/15/2044	100	105
3.900%, 05/27/2021	100	107
3.803%, 08/15/2042	100	97
3.400%, 05/15/2024	150	156
Caterpillar Financial Services
1.700%, 08/09/2021	50	49

Adviser Managed Trust / Quarterly Report / April 30, 2017	71

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Caterpillar Financial Services MTN
7.150%, 02/15/2019	$100	$109
2.100%, 06/09/2019	200	201
2.100%, 01/10/2020	75	75
1.900%, 03/22/2019	100	100
Cenveo
6.000%, 08/01/2019 (A)	100	81
Cintas No. 2
3.700%, 04/01/2027	50	51
2.900%, 04/01/2022	50	51
Clean Harbors
5.250%, 08/01/2020	100	102
5.125%, 06/01/2021	150	154
CNH Industrial
4.500%, 08/15/2023	100	102
CNH Industrial Capital
4.375%, 11/06/2020	100	103
3.875%, 07/16/2018	200	204
CSX
4.250%, 11/01/2066	50	47
4.100%, 03/15/2044	75	74
3.800%, 11/01/2046	50	47
3.700%, 10/30/2020	128	134
3.400%, 08/01/2024	150	154
3.250%, 06/01/2027	50	50
2.600%, 11/01/2026	50	48
Deere
3.900%, 06/09/2042	100	101
2.600%, 06/08/2022	50	50
Delta Air Lines
3.625%, 03/15/2022	50	52
2.875%, 03/13/2020	30	30
Dover
5.375%, 03/01/2041	100	118
Eaton
4.150%, 11/02/2042	100	99
4.000%, 11/02/2032	100	103
2.750%, 11/02/2022	150	151
Embraer Netherlands Finance BV
5.400%, 02/01/2027	100	104
Emerson Electric
2.625%, 02/15/2023	125	126
Equifax
2.300%, 06/01/2021	50	50
FedEx
5.100%, 01/15/2044	50	54
4.550%, 04/01/2046	100	101
4.400%, 01/15/2047	50	50
4.000%, 01/15/2024	200	213
3.900%, 02/01/2035	100	97
Flex Acquisition
6.875%, 01/15/2025 (A)	60	62

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Florida East Coast Holdings
6.750%, 05/01/2019 (A)	$100	$103
Fluor
3.500%, 12/15/2024	200	206
Fortive
3.150%, 06/15/2026 (A)	200	200
Gardner Denver
6.875%, 08/15/2021 (A)	150	156
Gates Global
6.000%, 07/15/2022 (A)	220	221
GATX
3.250%, 09/15/2026	100	96
2.600%, 03/30/2020	100	102
GCP Applied Technologies
9.500%, 02/01/2023 (A)	100	114
GE Capital International Funding
4.418%, 11/15/2035	751	803
2.342%, 11/15/2020	1,000	1,006
General Cable
5.750%, 10/01/2022	100	99
General Dynamics
2.250%, 11/15/2022	100	99
General Electric
4.500%, 03/11/2044	200	219
2.700%, 10/09/2022	250	254
General Electric MTN
6.875%, 01/10/2039	115	164
6.750%, 03/15/2032	101	138
5.875%, 01/14/2038	200	256
5.300%, 02/11/2021	125	139
GFL Environmental
9.875%, 02/01/2021 (A)	30	32
Griffon
5.250%, 03/01/2022	100	102
Grinding Media
7.375%, 12/15/2023 (A)	170	181
H&E Equipment Services
7.000%, 09/01/2022	150	157
HD Supply
5.750%, 04/15/2024 (A)	300	319
5.250%, 12/15/2021 (A)	35	37
Herc Rentals
7.750%, 06/01/2024 (A)	59	65
7.500%, 06/01/2022 (A)	162	176
Hertz
5.875%, 10/15/2020	200	186
5.500%, 10/15/2024 (A)	140	121
Honeywell International
2.500%, 11/01/2026	200	191
1.850%, 11/01/2021	200	197
1.400%, 10/30/2019	50	50

72	Adviser Managed Trust / Quarterly Report / April 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Hubbell
3.350%, 03/01/2026	$50	$50
Huntington Ingalls Industries
5.000%, 11/15/2025 (A)	200	211
Icahn Enterprises
6.000%, 08/01/2020	250	259
5.875%, 02/01/2022	150	154
4.875%, 03/15/2019	200	203
IHS Markit
5.000%, 11/01/2022 (A)	110	118
4.750%, 02/15/2025 (A)	110	115
Illinois Tool Works
3.500%, 03/01/2024	100	105
1.950%, 03/01/2019	100	100
Ingersoll-Rand Global Holding
5.750%, 06/15/2043	100	120
4.250%, 06/15/2023	150	161
International Lease Finance
7.125%, 09/01/2018 (A)	500	534
JB Hunt Transport Services
3.300%, 08/15/2022	50	51
John Deere Capital
2.550%, 01/08/2021	100	101
John Deere Capital MTN
3.350%, 06/12/2024	200	207
2.800%, 03/06/2023	100	101
2.650%, 01/06/2022	200	202
1.250%, 10/09/2019	100	99
Johnson Controls International
4.950%, 07/02/2064 (D)	25	26
4.625%, 07/02/2044 (D)	100	105
3.900%, 02/14/2026	200	209
3.625%, 07/02/2024 (D)	100	103
Kansas City Southern
4.950%, 08/15/2045	100	103
KLX
5.875%, 12/01/2022 (A)	145	152
Koninklijke Philips
3.750%, 03/15/2022	150	158
L3 Technologies
5.200%, 10/15/2019	100	107
4.950%, 02/15/2021	100	108
Lockheed Martin
4.700%, 05/15/2046	100	110
4.500%, 05/15/2036	100	107
4.250%, 11/15/2019	100	106
4.070%, 12/15/2042	150	149
3.800%, 03/01/2045	100	96
3.550%, 01/15/2026	100	103
2.900%, 03/01/2025	25	25
2.500%, 11/23/2020	100	101

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Masco
4.375%, 04/01/2026	$200	$211
3.500%, 04/01/2021	65	67
Navios Maritime Holdings
7.375%, 01/15/2022 (A)	100	86
Nielsen Finance
5.000%, 04/15/2022 (A)	450	463
Nielsen Luxembourg
5.500%, 10/01/2021 (A)	100	104
Norfolk Southern
4.800%, 08/15/2043	150	166
4.450%, 06/15/2045	100	105
3.950%, 10/01/2042	100	97
3.850%, 01/15/2024	200	211
3.250%, 12/01/2021	150	154
2.900%, 06/15/2026	35	34
Northrop Grumman
4.750%, 06/01/2043	25	28
3.850%, 04/15/2045	100	97
3.250%, 08/01/2023	150	154
1.750%, 06/01/2018	50	50
Novelis
6.250%, 08/15/2024 (A)	190	200
5.875%, 09/30/2026 (A)	250	257
Owens Corning
4.200%, 12/01/2024	100	104
PACCAR Financial
1.400%, 05/18/2018	65	65
PACCAR Financial MTN
1.300%, 05/10/2019	45	45
Park Aerospace Holdings
5.500%, 02/15/2024 (A)	190	201
5.250%, 08/15/2022 (A)	235	248
Parker-Hannifin MTN
4.200%, 11/21/2034	135	141
Pitney Bowes
3.375%, 10/01/2021	100	99
Ply Gem Industries
6.500%, 02/01/2022	50	52
Precision Castparts
2.500%, 01/15/2023	100	100
Raytheon
3.125%, 10/15/2020	100	103
2.500%, 12/15/2022	100	101
Republic Services
5.500%, 09/15/2019	150	162
3.550%, 06/01/2022	150	156
2.900%, 07/01/2026	200	196
Rockwell Collins
4.350%, 04/15/2047	25	25
3.500%, 03/15/2027	286	290
3.200%, 03/15/2024	50	51

Adviser Managed Trust / Quarterly Report / April 30, 2017	73

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.800%, 03/15/2022	$50	$51
1.950%, 07/15/2019	20	20
Roper Technologies
3.850%, 12/15/2025	25	26
3.800%, 12/15/2026	150	153
3.000%, 12/15/2020	100	102
Ryder System MTN
2.875%, 09/01/2020	50	51
2.650%, 03/02/2020	100	101
Schaeffler Finance MTN
4.250%, 05/15/2021 (A)	200	204
Sensata Technologies
5.000%, 10/01/2025 (A)	40	41
4.875%, 10/15/2023 (A)	100	101
Sensata Technologies UK Financing
6.250%, 02/15/2026 (A)	200	216
Signode Industrial Group
6.375%, 05/01/2022 (A)	150	155
Southwest Airlines
2.750%, 11/06/2019	100	102
Spirit AeroSystems
3.850%, 06/15/2026	25	25
St. Marys Cement Canada
5.750%, 01/28/2027 (A)	200	200
Stanley Black & Decker
5.750%, 12/15/2053 (B)	100	105
2.900%, 11/01/2022	100	102
Terex
5.625%, 02/01/2025 (A)	105	107
TransDigm
6.500%, 07/15/2024	350	360
6.375%, 06/15/2026	127	128
6.000%, 07/15/2022	100	103
Tutor Perini
6.875%, 05/01/2025 (A)	85	89
Union Pacific
4.163%, 07/15/2022	100	109
4.050%, 03/01/2046	150	151
4.000%, 04/15/2047	50	50
3.875%, 02/01/2055	100	94
3.799%, 10/01/2051	55	52
3.000%, 04/15/2027	50	50
2.250%, 02/15/2019	125	126
United Airlines Pass-Through Trust, Ser 2016-1, Cl A
3.450%, 07/07/2028	30	30
United Airlines Pass-Through Trust, Ser 2016-1, Cl AA
3.100%, 07/07/2028	50	49
United Airlines Pass-Through Trust, Ser 2016-2, Cl AA
2.875%, 10/07/2028	100	97

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
United Airlines Pass-Through Trust, Cl A
4.300%, 08/15/2025	$132	$139
United Airlines Pass-Through Trust, Cl AA
3.450%, 12/01/2027	49	48
United Parcel Service
6.200%, 01/15/2038	150	198
3.400%, 11/15/2046	50	46
3.125%, 01/15/2021	100	104
2.400%, 11/15/2026	50	48
United Rentals North America
6.125%, 06/15/2023	100	104
5.875%, 09/15/2026	50	53
5.500%, 05/15/2027	40	41
4.625%, 07/15/2023	185	192
United Technologies
6.125%, 07/15/2038	200	259
4.500%, 04/15/2020	100	108
4.500%, 06/01/2042	100	108
4.150%, 05/15/2045	100	102
3.100%, 06/01/2022	250	259
2.650%, 11/01/2026	250	244
Verisk Analytics
5.500%, 06/15/2045	100	109
Vertiv Group
9.250%, 10/15/2024 (A)	140	150
Vertiv Intermediate Holding PIK
12.000%, 02/15/2022 (A)	90	96
Wabtec
3.450%, 11/15/2026 (A)	100	98
Waste Management
4.750%, 06/30/2020	100	108
4.100%, 03/01/2045	50	51
3.125%, 03/01/2025	100	101
WESCO Distribution
5.375%, 12/15/2021	100	103
West
5.375%, 07/15/2022 (A)	200	202
WW Grainger
4.600%, 06/15/2045	50	54
XPO Logistics
6.500%, 06/15/2022 (A)	255	270
6.125%, 09/01/2023 (A)	150	157
Xylem
4.375%, 11/01/2046	100	100

		34,145

Information Technology — 2.5%
Activision Blizzard
3.400%, 09/15/2026 (A)	50	49
2.300%, 09/15/2021 (A)	30	30
Adobe Systems
3.250%, 02/01/2025	150	153

74	Adviser Managed Trust / Quarterly Report / April 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Alibaba Group Holding
3.600%, 11/28/2024	$200	$203
2.500%, 11/28/2019	200	201
Alphabet
3.625%, 05/19/2021	100	107
1.998%, 08/15/2026	100	93
Amkor Technology
6.375%, 10/01/2022	100	104
Amphenol
3.200%, 04/01/2024	100	101
Analog Devices
3.900%, 12/15/2025	100	104
3.500%, 12/05/2026	100	100
Apple
4.650%, 02/23/2046	200	218
4.500%, 02/23/2036	200	219
4.375%, 05/13/2045	150	157
4.250%, 02/09/2047	50	52
3.850%, 05/04/2043	100	97
3.850%, 08/04/2046	95	92
3.450%, 05/06/2024	150	157
3.450%, 02/09/2045	100	91
3.350%, 02/09/2027	100	102
3.250%, 02/23/2026	300	306
2.850%, 05/06/2021	175	180
2.850%, 02/23/2023	150	152
2.700%, 05/13/2022	200	204
2.500%, 02/09/2022	200	203
2.500%, 02/09/2025	75	73
2.450%, 08/04/2026	100	96
2.250%, 02/23/2021	90	91
1.700%, 02/22/2019	20	20
1.550%, 02/07/2020	200	199
1.550%, 08/04/2021	100	98
1.100%, 08/02/2019	100	99
1.000%, 05/03/2018	200	200
Applied Materials
5.100%, 10/01/2035	35	40
4.350%, 04/01/2047	45	46
3.900%, 10/01/2025	35	37
3.300%, 04/01/2027	55	56
2.625%, 10/01/2020	50	51
Arrow Electronics
4.000%, 04/01/2025	100	102
Autodesk
4.375%, 06/15/2025	100	105
Automatic Data Processing
3.375%, 09/15/2025	25	26
2.250%, 09/15/2020	50	51
Avnet
4.625%, 04/15/2026	25	26
3.750%, 12/01/2021	25	25

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Baidu
2.750%, 06/09/2019	$200	$202
Belden
5.500%, 09/01/2022 (A)	50	51
BMC Software Finance
8.125%, 07/15/2021 (A)	250	254
Boxer Parent PIK
9.000%, 10/15/2019 (A)	100	100
Broadcom
3.875%, 01/15/2027 (A)	250	254
3.625%, 01/15/2024 (A)	100	101
3.000%, 01/15/2022 (A)	200	202
2.375%, 01/15/2020 (A)	100	100
CA
4.700%, 03/15/2027	50	52
3.600%, 08/01/2020	50	52
Camelot Finance
7.875%, 10/15/2024 (A)	135	145
CDW
5.500%, 12/01/2024	75	80
5.000%, 09/01/2023	131	134
5.000%, 09/01/2025	70	72
Cisco Systems
5.900%, 02/15/2039	100	129
5.500%, 01/15/2040	100	124
4.950%, 02/15/2019	100	106
4.450%, 01/15/2020	300	321
2.950%, 02/28/2026	200	200
2.500%, 09/20/2026	200	193
2.200%, 02/28/2021	50	50
1.850%, 09/20/2021	100	99
1.650%, 06/15/2018	100	100
1.600%, 02/28/2019	100	100
CommScope
5.000%, 06/15/2021 (A)	150	154
CommScope Technologies
6.000%, 06/15/2025 (A)	307	327
5.000%, 03/15/2027 (A)	65	66
Conduent Finance
10.500%, 12/15/2024 (A)	70	81
Corning
1.500%, 05/08/2018	100	100
Dell International
8.350%, 07/15/2046 (A)	100	129
8.100%, 07/15/2036 (A)	150	188
6.020%, 06/15/2026 (A)	200	220
5.450%, 06/15/2023 (A)	115	124
4.420%, 06/15/2021 (A)	200	210
3.480%, 06/01/2019 (A)	200	205
Diamond 1 Finance
5.875%, 06/15/2021 (A)	271	287

Adviser Managed Trust / Quarterly Report / April 30, 2017	75

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
eBay
3.450%, 08/01/2024	$50	$50
2.600%, 07/15/2022	200	199
2.200%, 08/01/2019	200	201
Electronic Arts
4.800%, 03/01/2026	50	55
3.700%, 03/01/2021	50	52
EMC
2.650%, 06/01/2020	300	294
1.875%, 06/01/2018	350	348
Fidelity National Information Services
4.500%, 08/15/2046	25	24
3.625%, 10/15/2020	200	209
3.500%, 04/15/2023	100	103
3.000%, 08/15/2026	50	48
2.250%, 08/15/2021	53	52
First Data
7.000%, 12/01/2023 (A)	465	499
5.750%, 01/15/2024 (A)	464	481
5.000%, 01/15/2024 (A)	250	256
Fiserv
4.625%, 10/01/2020	100	107
Flex
4.750%, 06/15/2025	50	53
FLIR Systems
3.125%, 06/15/2021	150	152
Gartner
5.125%, 04/01/2025 (A)	145	150
Genesys Telecommunications Laboratories
10.000%, 11/30/2024 (A)	115	127
Gogo Intermediate Holdings
12.500%, 07/01/2022 (A)	140	160
Harris
4.854%, 04/27/2035	35	38
3.832%, 04/27/2025	50	51
Hewlett Packard Enterprise
6.350%, 10/15/2045	50	52
6.200%, 10/15/2035	50	53
4.900%, 10/15/2025	100	105
4.400%, 10/15/2022	250	264
3.600%, 10/15/2020	50	52
2.850%, 10/05/2018	100	101
HP
4.300%, 06/01/2021	250	265
Hughes Satellite Systems
6.625%, 08/01/2026 (A)	85	87
5.250%, 08/01/2026 (A)	105	107
Inception Manager/Rackspace
8.625%, 11/15/2024 (A)	205	217
Infor Software Parent PIK
7.125%, 05/01/2021 (A)	150	153

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Infor US
6.500%, 05/15/2022	$301	$313
Informatica
7.125%, 07/15/2023 (A)	151	149
Ingram Micro
5.450%, 12/15/2024	80	80
Intel
4.900%, 07/29/2045	40	45
4.800%, 10/01/2041	100	112
4.250%, 12/15/2042	150	155
3.700%, 07/29/2025	45	47
3.300%, 10/01/2021	100	105
2.700%, 12/15/2022	50	51
2.600%, 05/19/2026	150	145
2.450%, 07/29/2020	185	189
International Business Machines
7.625%, 10/15/2018	200	217
4.700%, 02/19/2046	100	111
4.000%, 06/20/2042	100	100
3.625%, 02/12/2024	350	368
2.875%, 11/09/2022	100	102
2.500%, 01/27/2022	200	202
2.250%, 02/19/2021	100	101
Keysight Technologies
4.600%, 04/06/2027	65	68
KLA-Tencor
4.650%, 11/01/2024	100	107
Lam Research
2.750%, 03/15/2020	100	101
Mastercard
3.375%, 04/01/2024	100	104
2.000%, 11/21/2021	100	100
Maxim Integrated Products
2.500%, 11/15/2018	200	202
Micron Technology
5.500%, 02/01/2025	40	42
5.250%, 08/01/2023 (A)	301	311
Microsoft
4.500%, 10/01/2040	100	109
4.500%, 02/06/2057	200	208
4.450%, 11/03/2045	300	320
4.250%, 02/06/2047	100	104
4.200%, 06/01/2019	100	106
4.100%, 02/06/2037	100	104
4.000%, 02/12/2055	100	96
3.950%, 08/08/2056	150	142
3.750%, 02/12/2045	100	96
3.700%, 08/08/2046	100	95
3.500%, 02/12/2035	150	147
3.450%, 08/08/2036	100	96
3.300%, 02/06/2027	200	206
2.875%, 02/06/2024	35	36

76	Adviser Managed Trust / Quarterly Report / April 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.700%, 02/12/2025	$200	$199
2.400%, 02/06/2022	250	253
2.400%, 08/08/2026	200	192
2.375%, 02/12/2022	100	101
2.375%, 05/01/2023	100	100
2.000%, 11/03/2020	200	201
2.000%, 08/08/2023	100	97
1.850%, 02/06/2020	100	100
1.625%, 12/06/2018	100	101
1.550%, 08/08/2021	100	98
1.100%, 08/08/2019	300	297
Motorola Solutions
4.000%, 09/01/2024	200	201
3.500%, 03/01/2023	100	101
NCR
6.375%, 12/15/2023	150	161
4.625%, 02/15/2021	100	102
NetApp
3.375%, 06/15/2021	150	153
Nuance Communications
5.625%, 12/15/2026 (A)	115	119
NVIDIA
3.200%, 09/16/2026	50	49
2.200%, 09/16/2021	30	30
NXP BV
4.625%, 06/01/2023 (A)	200	215
4.125%, 06/01/2021 (A)	150	157
Open Text
5.875%, 06/01/2026 (A)	85	91
5.625%, 01/15/2023 (A)	140	146
Oracle
5.375%, 07/15/2040	150	177
4.375%, 05/15/2055	100	100
4.300%, 07/08/2034	100	105
4.125%, 05/15/2045	100	100
4.000%, 07/15/2046	150	147
3.900%, 05/15/2035	170	170
3.850%, 07/15/2036	50	50
3.400%, 07/08/2024	100	104
2.950%, 05/15/2025	250	249
2.800%, 07/08/2021	175	179
2.650%, 07/15/2026	140	135
2.500%, 05/15/2022	350	352
2.400%, 09/15/2023	50	49
2.250%, 10/08/2019	50	51
1.900%, 09/15/2021	135	134
Plantronics
5.500%, 05/31/2023 (A)	126	128
PTC
6.000%, 05/15/2024	98	105
Qorvo
7.000%, 12/01/2025	95	106

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
QUALCOMM
4.800%, 05/20/2045	$100	$105
4.650%, 05/20/2035	200	212
3.450%, 05/20/2025	100	102
2.250%, 05/20/2020	100	100
Quintiles IMS
5.000%, 10/15/2026 (A)	200	204
4.875%, 05/15/2023 (A)	140	144
Riverbed Technology
8.875%, 03/01/2023 (A)	80	82
Sabre
5.375%, 04/15/2023 (A)	35	37
5.250%, 11/15/2023 (A)	145	150
Seagate HDD Cayman
4.750%, 01/01/2025	100	97
3.750%, 11/15/2018	200	205
Solera
10.500%, 03/01/2024 (A)	300	342
SS&C Technologies Holdings
5.875%, 07/15/2023	142	151
Symantec
5.000%, 04/15/2025 (A)	140	145
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	100	102
Texas Instruments
1.850%, 05/15/2022	100	97
1.750%, 05/01/2020	100	100
Thomson Reuters
5.650%, 11/23/2043	200	227
3.850%, 09/29/2024	125	129
TIBCO Software
11.375%, 12/01/2021 (A)	150	166
Total System Services
3.750%, 06/01/2023	100	103
VeriSign
4.625%, 05/01/2023	50	51
Veritas US
10.500%, 02/01/2024 (A)	120	128
Visa
4.300%, 12/14/2045	100	107
4.150%, 12/14/2035	130	138
3.150%, 12/14/2025	200	203
2.800%, 12/14/2022	100	102
2.200%, 12/14/2020	200	201
Western Digital
10.500%, 04/01/2024	550	648
Western Union
3.650%, 08/22/2018	100	102
Xerox
6.350%, 05/15/2018	150	156
5.625%, 12/15/2019	100	108

Adviser Managed Trust / Quarterly Report / April 30, 2017	77

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Xilinx
3.000%, 03/15/2021	$150	$154
Zebra Technologies
7.250%, 10/15/2022	150	162

		31,850

Materials — 1.4%
Agrium
5.250%, 01/15/2045	70	78
4.125%, 03/15/2035	200	193
Air Products & Chemicals
3.350%, 07/31/2024	100	104
Airgas
3.050%, 08/01/2020	100	103
Albemarle
4.150%, 12/01/2024	100	105
Alcoa Nederland Holding BV
6.750%, 09/30/2024 (A)	200	219
Aleris International
9.500%, 04/01/2021 (A)	195	209
Allegheny Technologies
7.875%, 08/15/2023	75	77
Anglo American Capital
4.875%, 05/14/2025 (A)	200	209
4.750%, 04/10/2027 (A)	200	207
4.125%, 09/27/2022 (A)	100	102
3.625%, 05/14/2020 (A)	100	101
ArcelorMittal
6.125%, 06/01/2025	100	112
Ardagh Packaging Finance Holdings
7.250%, 05/15/2024 (A)	275	300
4.625%, 05/15/2023 (A)	150	153
Ashland
4.750%, 08/15/2022	200	208
Ball
5.250%, 07/01/2025	190	205
4.375%, 12/15/2020	160	169
4.000%, 11/15/2023	150	152
Barrick
5.250%, 04/01/2042	100	111
4.100%, 05/01/2023	16	17
Barrick North America Finance
4.400%, 05/30/2021	43	46
Bemis
3.100%, 09/15/2026	100	98
Berry Plastics
5.500%, 05/15/2022	100	104
5.125%, 07/15/2023	125	130
BHP Billiton Finance USA
5.000%, 09/30/2043	100	114
3.850%, 09/30/2023	150	160
2.875%, 02/24/2022	250	255

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Blue Cube Spinco
10.000%, 10/15/2025	$100	$123
9.750%, 10/15/2023	100	121
BlueScope Steel Finance
6.500%, 05/15/2021 (A)	83	88
Cascades
5.500%, 07/15/2022 (A)	100	101
Celanese US Holdings
5.875%, 06/15/2021	30	34
4.625%, 11/15/2022	30	32
Celulosa Arauco y Constitucion
7.250%, 07/29/2019	100	110
CF Industries
5.375%, 03/15/2044	120	105
4.950%, 06/01/2043	120	101
3.450%, 06/01/2023	120	112
Chemours
7.000%, 05/15/2025	130	143
6.625%, 05/15/2023	80	85
Cliffs Natural Resources
8.250%, 03/31/2020 (A)	46	50
5.750%, 03/01/2025 (A)	45	43
Consolidated Energy Finance
6.750%, 10/15/2019 (A)	200	204
Coveris Holdings
7.875%, 11/01/2019 (A)	100	99
CRH America
8.125%, 07/15/2018	66	71
Crown Americas
4.500%, 01/15/2023	100	103
CVR Partners
9.250%, 06/15/2023 (A)	85	87
Dow Chemical
8.550%, 05/15/2019	200	226
4.375%, 11/15/2042	100	100
4.250%, 11/15/2020	100	106
4.250%, 10/01/2034	100	100
3.500%, 10/01/2024	100	102
3.000%, 11/15/2022	50	51
E.I. du Pont de Nemours
6.000%, 07/15/2018	100	105
4.900%, 01/15/2041	100	109
4.625%, 01/15/2020	100	106
2.800%, 02/15/2023	100	100
Eastman Chemical
4.650%, 10/15/2044	100	102
3.800%, 03/15/2025	100	103
Ecolab
4.350%, 12/08/2021	100	109
2.700%, 11/01/2026	20	19

78	Adviser Managed Trust / Quarterly Report / April 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Eldorado
6.125%, 12/15/2020 (A)	$100	$103
Fibria Overseas Finance
5.500%, 01/17/2027	50	51
First Quantum Minerals
7.500%, 04/01/2025 (A)	220	224
7.250%, 04/01/2023 (A)	200	204
7.000%, 02/15/2021 (A)	50	52
Freeport-McMoRan
5.450%, 03/15/2043	350	298
3.875%, 03/15/2023	150	139
3.550%, 03/01/2022	250	235
Georgia-Pacific
8.875%, 05/15/2031	100	154
Goldcorp
3.700%, 03/15/2023	100	103
HB Fuller
4.000%, 02/15/2027	25	25
Hudbay Minerals
7.625%, 01/15/2025 (A)	30	32
Huntsman International
4.875%, 11/15/2020	100	105
INEOS Group Holdings
5.625%, 08/01/2024 (A)	200	203
International Paper
7.950%, 06/15/2018	59	63
7.500%, 08/15/2021	100	120
5.150%, 05/15/2046	100	107
4.800%, 06/15/2044	100	102
4.750%, 02/15/2022	100	110
INVISTA Finance
4.250%, 10/15/2019 (A)	100	103
Joseph T Ryerson & Son
11.000%, 05/15/2022 (A)	125	141
Koppers
6.000%, 02/15/2025 (A)	100	105
Lubrizol
6.500%, 10/01/2034	100	129
Lundin Mining
7.500%, 11/01/2020 (A)	120	127
LYB International Finance
4.875%, 03/15/2044	50	52
LYB International Finance II BV
3.500%, 03/02/2027	64	63
LyondellBasell Industries
5.000%, 04/15/2019	190	199
4.625%, 02/26/2055	100	94
Martin Marietta Materials
4.250%, 07/02/2024	100	104
Momentive Performance Materials
3.880%, 10/24/2021	145	144

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Monsanto
4.700%, 07/15/2064	$50	$47
4.400%, 07/15/2044	150	147
3.375%, 07/15/2024	100	100
Mosaic
4.250%, 11/15/2023	125	131
New Gold
6.250%, 11/15/2022 (A)	100	102
Newmont Mining
6.250%, 10/01/2039	50	60
4.875%, 03/15/2042	125	128
3.500%, 03/15/2022	100	103
Nucor
6.400%, 12/01/2037	100	128
4.000%, 08/01/2023	100	106
Olin
5.125%, 09/15/2027	90	94
Owens-Brockway Glass Container
5.875%, 08/15/2023 (A)	70	75
5.000%, 01/15/2022 (A)	115	119
Platform Specialty Products
10.375%, 05/01/2021 (A)	100	111
6.500%, 02/01/2022 (A)	68	70
PolyOne
5.250%, 03/15/2023	100	103
Potash Corp of Saskatchewan
4.000%, 12/15/2026	50	51
3.625%, 03/15/2024	50	50
3.000%, 04/01/2025	100	96
PQ
6.750%, 11/15/2022 (A)	127	138
Praxair
3.200%, 01/30/2026	100	102
2.450%, 02/15/2022	200	202
Rain CII Carbon LLC
7.250%, 04/01/2025 (A)	100	100
Rayonier AM Products
5.500%, 06/01/2024 (A)	100	92
Resolute Forest Products
5.875%, 05/15/2023	100	95
Reynolds Group Issuer
7.000%, 07/15/2024 (A)	100	108
5.750%, 10/15/2020	400	412
5.125%, 07/15/2023 (A)	400	417
Rio Tinto Finance USA
4.125%, 08/21/2042	100	99
3.750%, 09/20/2021	20	21
3.750%, 06/15/2025	350	365
3.500%, 03/22/2022	26	27
RPM International
5.250%, 06/01/2045	50	54

Adviser Managed Trust / Quarterly Report / April 30, 2017	79

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Sonoco Products
5.750%, 11/01/2040	$100	$117
Southern Copper
6.750%, 04/16/2040	100	113
5.375%, 04/16/2020	200	217
3.875%, 04/23/2025	60	61
SPCM
4.875%, 09/15/2025 (A)	75	76
Standard Industries
6.000%, 10/15/2025 (A)	150	160
5.375%, 11/15/2024 (A)	250	261
Steel Dynamics
5.500%, 10/01/2024	100	106
5.125%, 10/01/2021	100	103
Teck Resources
8.500%, 06/01/2024 (A)	50	58
3.750%, 02/01/2023	200	197
TPC Group
8.750%, 12/15/2020 (A)	135	126
Tronox Finance
7.500%, 03/15/2022 (A)	138	144
6.375%, 08/15/2020	100	102
United States Steel
8.375%, 07/01/2021 (A)	125	138
US Concrete
6.375%, 06/01/2024 (A)	100	104
Vale
5.625%, 09/11/2042	100	95
Vale Overseas
6.875%, 11/21/2036	150	163
6.250%, 08/10/2026	100	109
5.875%, 06/10/2021	100	108
4.625%, 09/15/2020	50	52
4.375%, 01/11/2022	125	128
Valspar
7.250%, 06/15/2019	100	110
Vulcan Materials
7.500%, 06/15/2021	100	118
Westlake Chemical
4.625%, 02/15/2021	50	52
WestRock RKT
4.000%, 03/01/2023	200	208
WR Grace & Company
5.125%, 10/01/2021 (A)	100	107

		18,368

Real Estate — 0.8%
Alexandria Real Estate Equities ‡
4.600%, 04/01/2022	350	373
American Campus Communities Operating Partnership
3.350%, 10/01/2020	50	51

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
American Tower ‡
4.000%, 06/01/2025	$100	$103
3.450%, 09/15/2021	150	154
3.375%, 10/15/2026	150	146
3.300%, 02/15/2021	100	102
3.125%, 01/15/2027	100	95
2.800%, 06/01/2020	100	101
AvalonBay Communities MTN ‡
3.500%, 11/15/2024	100	102
3.500%, 11/15/2025	100	102
Boston Properties ‡
3.700%, 11/15/2018	150	154
3.125%, 09/01/2023	150	150
Brixmor Operating Partnership ‡
4.125%, 06/15/2026	25	25
3.875%, 08/15/2022	30	31
3.250%, 09/15/2023	50	49
Communications Sales & Leasing
8.250%, 10/15/2023	210	224
6.000%, 04/15/2023 (A)	33	34
Corporate Office Properties
5.000%, 07/01/2025 ‡	50	52
Crown Castle International ‡
5.250%, 01/15/2023	125	138
4.750%, 05/15/2047	25	25
4.450%, 02/15/2026	65	69
4.000%, 03/01/2027	20	21
3.400%, 02/15/2021	55	56
2.250%, 09/01/2021	55	54
CubeSmart ‡
3.125%, 09/01/2026	50	48
CyrusOne ‡
5.000%, 03/15/2024 (A)	95	98
DDR ‡
3.625%, 02/01/2025	100	97
Digital Realty Trust ‡
3.950%, 07/01/2022	100	105
Duke Realty ‡
3.875%, 10/15/2022	150	157
EPR Properties ‡
4.750%, 12/15/2026	100	102
Equinix ‡
5.875%, 01/15/2026	150	162
5.375%, 04/01/2023	150	156
5.375%, 05/15/2027	240	251
ERP Operating ‡
3.375%, 06/01/2025	100	100
2.375%, 07/01/2019	150	151
Essex Portfolio ‡
3.375%, 04/15/2026	100	98
Federal Realty Investment Trust
4.500%, 12/01/2044	50	52

80	Adviser Managed Trust / Quarterly Report / April 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
FelCor Lodging ‡
5.625%, 03/01/2023	$100	$105
GLP Capital
5.375%, 11/01/2023	50	54
5.375%, 04/15/2026	200	211
4.875%, 11/01/2020	100	107
HCP ‡
5.375%, 02/01/2021	200	218
4.000%, 12/01/2022	50	52
4.000%, 06/01/2025	100	101
Healthcare Trust of America Holdings
3.500%, 08/01/2026	40	39
Highwoods Realty ‡
3.200%, 06/15/2021	100	101
Hospitality Properties Trust ‡
4.950%, 02/15/2027	70	73
4.500%, 03/15/2025	50	50
Host Hotels & Resorts ‡
4.000%, 06/15/2025	65	66
3.875%, 04/01/2024	100	102
Howard Hughes
5.375%, 03/15/2025 (A)	180	182
Iron Mountain ‡
6.000%, 10/01/2020 (A)	120	126
6.000%, 08/15/2023	100	106
5.750%, 08/15/2024	200	205
iStar
5.000%, 07/01/2019	150	152
Kennedy-Wilson
5.875%, 04/01/2024	190	197
Kilroy Realty ‡
4.375%, 10/01/2025	100	105
Kimco Realty ‡
3.200%, 05/01/2021	370	376
Lamar Media
5.375%, 01/15/2024	100	105
5.000%, 05/01/2023	100	105
Liberty Property ‡
3.375%, 06/15/2023	95	96
MGM Growth Properties Operating Partnership ‡
5.625%, 05/01/2024	108	117
4.500%, 09/01/2026	135	134
Mid-America Apartments ‡
4.000%, 11/15/2025	50	52
MPT Operating Partnership ‡
6.375%, 03/01/2024	100	108
5.250%, 08/01/2026	75	77
National Retail Properties ‡
4.000%, 11/15/2025	65	67
3.600%, 12/15/2026	50	49
Omega Healthcare Investors ‡
5.250%, 01/15/2026	100	105

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Prologis
3.750%, 11/01/2025	$65	$67
QCP SNF West ‡
8.125%, 11/01/2023 (A)	130	136
Realogy Group
5.250%, 12/01/2021 (A)	100	105
4.875%, 06/01/2023 (A)	50	51
Realty Income ‡
4.650%, 08/01/2023	150	162
3.250%, 10/15/2022	160	163
Regency Centers ‡
4.400%, 02/01/2047	35	35
3.600%, 02/01/2027	30	30
Sabra Health Care ‡
5.500%, 02/01/2021	100	104
Select Income ‡
4.500%, 02/01/2025	100	101
Simon Property Group ‡
5.650%, 02/01/2020	250	272
4.250%, 11/30/2046	50	49
3.500%, 09/01/2025	150	152
3.250%, 11/30/2026	50	49
2.500%, 09/01/2020	100	101
Tanger Properties ‡
3.125%, 09/01/2026	50	47
UDR MTN ‡
3.750%, 07/01/2024	100	102
Ventas Realty ‡
3.250%, 10/15/2026	50	48
2.700%, 04/01/2020	280	282
VEREIT Operating Partnership ‡
4.875%, 06/01/2026	30	32
4.600%, 02/06/2024	25	26
4.125%, 06/01/2021	20	21
3.000%, 02/06/2019	35	35
Welltower ‡
6.500%, 03/15/2041	70	86
4.950%, 01/15/2021	145	156
4.250%, 04/01/2026	50	52
Weyerhaeuser ‡
7.375%, 03/15/2032	100	134
WP Carey ‡
4.600%, 04/01/2024	150	156

		10,485

Telecommunication Services — 2.1%
Acosta
7.750%, 10/01/2022 (A)	100	85
Altice Financing
7.500%, 05/15/2026 (A)	425	459
6.625%, 02/15/2023 (A)	400	424
6.500%, 01/15/2022 (A)	150	157

Adviser Managed Trust / Quarterly Report / April 30, 2017	81

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Altice Luxembourg
7.750%, 05/15/2022 (A)	$500	$531
7.625%, 02/15/2025 (A)	250	267
Altice US Finance I
5.500%, 05/15/2026 (A)	328	339
5.375%, 07/15/2023 (A)	150	157
America Movil
6.375%, 03/01/2035	200	238
6.125%, 03/30/2040	100	119
5.000%, 03/30/2020	250	269
AT&T
6.500%, 09/01/2037	585	687
6.000%, 08/15/2040	100	110
5.800%, 02/15/2019	100	106
5.700%, 03/01/2057	250	265
5.650%, 02/15/2047	50	53
5.450%, 03/01/2047	100	103
5.250%, 03/01/2037	50	51
5.150%, 03/15/2042	250	248
5.000%, 03/01/2021	150	163
4.800%, 06/15/2044	100	95
4.750%, 05/15/2046	235	220
4.500%, 05/15/2035	250	237
4.350%, 06/15/2045	100	89
4.250%, 03/01/2027	150	153
4.125%, 02/17/2026	250	255
3.950%, 01/15/2025	100	101
3.900%, 03/11/2024	100	102
3.800%, 03/15/2022	150	156
3.800%, 03/01/2024	50	51
3.600%, 02/17/2023	50	51
3.400%, 05/15/2025	350	341
3.200%, 03/01/2022	65	66
3.000%, 02/15/2022	150	151
3.000%, 06/30/2022	200	200
2.800%, 02/17/2021	50	50
2.450%, 06/30/2020	200	200
Block Communications
6.875%, 02/15/2025 (A)	50	54
British Telecommunications
9.125%, 12/15/2030	150	227
CenturyLink
7.500%, 04/01/2024	250	272
5.625%, 04/01/2020	200	212
Cequel Communications Holdings
6.375%, 09/15/2020 (A)	140	144
5.125%, 12/15/2021 (A)	200	205
Cincinnati Bell
7.000%, 07/15/2024 (A)	135	143
Consolidated Communications
6.500%, 10/01/2022	100	99

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Deutsche Telekom International Finance
8.750%, 06/15/2030	$200	$295
Frontier Communications
11.000%, 09/15/2025	570	549
10.500%, 09/15/2022	310	312
8.875%, 09/15/2020	150	158
Grupo Televisa
6.000%, 05/15/2018	100	104
5.000%, 05/13/2045	200	188
Inmarsat Finance
4.875%, 05/15/2022 (A)	100	101
Intelsat Jackson Holdings
8.000%, 02/15/2024 (A)	200	215
5.500%, 08/01/2023	300	256
Koninklijke
8.375%, 10/01/2030	50	68
Level 3 Financing
5.375%, 08/15/2022	150	155
5.375%, 01/15/2024	140	146
5.375%, 05/01/2025	150	156
MHGE Parent PIK
8.500%, 08/01/2019 (A)	119	120
Millicom International Cellular
6.625%, 10/15/2021 (A)	100	105
6.000%, 03/15/2025 (A)	200	211
Orange
9.000%, 03/01/2031	100	149
5.500%, 02/06/2044	25	29
2.750%, 02/06/2019	200	203
1.625%, 11/03/2019	100	99
Outfront Media Capital
5.625%, 02/15/2024	100	105
5.250%, 02/15/2022	100	104
Qwest
6.750%, 12/01/2021	100	111
Rogers Communications
6.800%, 08/15/2018	100	106
5.000%, 03/15/2044	100	109
2.900%, 11/15/2026	100	96
Sable International Finance
6.875%, 08/01/2022 (A)	200	215
SBA Communications
4.875%, 07/15/2022	100	103
4.875%, 09/01/2024 (A)	150	151
SFR Group
7.375%, 05/01/2026 (A)	750	788
6.250%, 05/15/2024 (A)	225	233
6.000%, 05/15/2022 (A)	700	730
SoftBank Group
4.500%, 04/15/2020 (A)	400	416
Sprint
7.875%, 09/15/2023	750	842

82	Adviser Managed Trust / Quarterly Report / April 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
7.125%, 06/15/2024	$450	$491
6.000%, 11/15/2022	250	260
Telecom Italia
5.303%, 05/30/2024 (A)	200	207
Telefonica Emisiones
7.045%, 06/20/2036	100	126
5.134%, 04/27/2020	100	108
4.103%, 03/08/2027	250	256
Telesat Canada
8.875%, 11/15/2024 (A)	120	132
T-Mobile
6.625%, 04/01/2023	300	321
6.500%, 01/15/2026	250	277
6.375%, 03/01/2025	100	109
Unitymedia GmbH
6.125%, 01/15/2025 (A)	200	213
UPCB Finance IV
5.375%, 01/15/2025 (A)	200	203
Verizon Communications
5.012%, 04/15/2049 (A)	167	164
5.012%, 08/21/2054	379	368
4.862%, 08/21/2046	400	388
4.672%, 03/15/2055	117	107
4.522%, 09/15/2048	453	417
4.500%, 09/15/2020	500	534
4.272%, 01/15/2036	600	561
4.150%, 03/15/2024	450	472
4.125%, 08/15/2046	150	131
3.650%, 09/14/2018	200	205
3.500%, 11/01/2024	500	500
2.946%, 03/15/2022 (A)	304	306
2.625%, 08/15/2026	150	137
Videotron
5.375%, 06/15/2024 (A)	100	105
5.000%, 07/15/2022	100	106
Virgin Media Secured Finance
5.250%, 01/15/2026 (A)	450	456
Vodafone Group
6.150%, 02/27/2037	200	232
2.950%, 02/19/2023	300	299
WideOpenWest Finance
10.250%, 07/15/2019	134	139
Wind Acquisition Finance
7.375%, 04/23/2021 (A)	600	624
4.750%, 07/15/2020 (A)	200	203
Windstream Services
6.375%, 08/01/2023	150	132
WMG Acquisition
6.750%, 04/15/2022 (A)	100	105
Zayo Group
6.375%, 05/15/2025	200	216
6.000%, 04/01/2023	170	182

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.750%, 01/15/2027 (A)	$200	$212
Ziggo Bond Finance BV
6.000%, 01/15/2027 (A)	200	204
Ziggo Secured Finance BV
5.500%, 01/15/2027 (A)	300	307

		26,948

Utilities — 1.6%
AES
7.375%, 07/01/2021	100	114
5.500%, 03/15/2024	100	103
4.875%, 05/15/2023	200	202
Alabama Power
3.750%, 03/01/2045	100	96
Ameren
2.700%, 11/15/2020	100	101
Ameren Illinois
3.250%, 03/01/2025	100	102
American Water Capital
6.593%, 10/15/2037	100	135
AmeriGas Partners
5.875%, 08/20/2026	120	122
5.625%, 05/20/2024	120	122
5.500%, 05/20/2025	90	91
Appalachian Power
7.000%, 04/01/2038	100	136
4.450%, 06/01/2045	100	104
3.400%, 06/01/2025	100	102
Atmos Energy
4.125%, 10/15/2044	100	101
Baltimore Gas & Electric
2.400%, 08/15/2026	50	47
Berkshire Hathaway Energy
6.500%, 09/15/2037	350	461
6.125%, 04/01/2036	250	313
2.000%, 11/15/2018	200	201
Black Hills
3.950%, 01/15/2026	100	103
Calpine
6.000%, 01/15/2022 (A)	200	209
5.750%, 01/15/2025	200	194
5.375%, 01/15/2023	200	197
CenterPoint Energy Houston Electric
4.500%, 04/01/2044	200	221
CenterPoint Energy Resources
4.500%, 01/15/2021	100	106
Cleco Corporate Holdings
4.973%, 05/01/2046 (A)	35	36
3.743%, 05/01/2026 (A)	50	50
CMS Energy
3.450%, 08/15/2027	50	50

Adviser Managed Trust / Quarterly Report / April 30, 2017	83

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Commonwealth Edison
3.700%, 03/01/2045	$50	$48
Connecticut Light & Power
4.150%, 06/01/2045	100	103
Consolidated Edison
2.000%, 05/15/2021	100	99
Consolidated Edison of New York
6.300%, 08/15/2037	100	130
4.450%, 03/15/2044	200	214
4.300%, 12/01/2056	100	102
3.850%, 06/15/2046	100	97
Consumers Energy
3.950%, 05/15/2043	50	50
2.850%, 05/15/2022	100	102
Delmarva Power & Light
4.150%, 05/15/2045	50	51
Dominion Gas Holdings
4.600%, 12/15/2044	25	25
3.600%, 12/15/2024	100	102
2.500%, 12/15/2019	50	51
Dominion Resources
5.200%, 08/15/2019	100	107
4.050%, 09/15/2042	100	94
2.850%, 08/15/2026	30	28
2.750%, 09/15/2022	250	248
2.500%, 12/01/2019	100	101
DTE Electric
3.700%, 03/15/2045	50	49
3.700%, 06/01/2046	50	48
DTE Energy
3.300%, 06/15/2022	50	51
2.850%, 10/01/2026	50	47
2.400%, 12/01/2019	125	126
Duke Energy
3.750%, 04/15/2024	100	104
3.750%, 09/01/2046	300	275
2.650%, 09/01/2026	200	189
Duke Energy Carolinas
4.250%, 12/15/2041	100	105
2.950%, 12/01/2026	100	99
Duke Energy Florida
6.400%, 06/15/2038	450	597
3.200%, 01/15/2027	50	51
Duke Energy Indiana
3.750%, 05/15/2046	50	48
Duke Energy Ohio
3.700%, 06/15/2046	14	13
Duke Energy Progress
5.300%, 01/15/2019	100	106
4.150%, 12/01/2044	50	51
Dynegy
7.625%, 11/01/2024	190	174

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
7.375%, 11/01/2022	$340	$326
6.750%, 11/01/2019	275	279
Edison International
2.950%, 03/15/2023	50	50
El Paso Electric
5.000%, 12/01/2044	50	53
Emera US Finance
4.750%, 06/15/2046	35	36
3.550%, 06/15/2026	235	233
2.150%, 06/15/2019	20	20
Enel
8.750%, 09/24/2073 (A)(B)	200	234
Entergy
5.125%, 09/15/2020	100	108
4.000%, 07/15/2022	100	105
2.950%, 09/01/2026	100	96
Entergy Arkansas
3.700%, 06/01/2024	100	105
Entergy Mississippi
2.850%, 06/01/2028	25	24
Eversource Energy
3.150%, 01/15/2025	100	100
Exelon
5.625%, 06/15/2035	100	114
5.100%, 06/15/2045	100	109
3.950%, 06/15/2025	100	104
Exelon Generation
6.250%, 10/01/2039	300	312
5.600%, 06/15/2042	100	96
4.250%, 06/15/2022	100	105
2.950%, 01/15/2020	100	102
FirstEnergy
7.375%, 11/15/2031	70	92
4.250%, 03/15/2023	40	42
Florida Power & Light
5.950%, 02/01/2038	200	258
4.050%, 10/01/2044	200	206
Fortis
3.055%, 10/04/2026 (A)	100	95
Georgia Power
4.300%, 03/15/2042	125	125
Great Plains Energy
4.850%, 06/01/2021	155	166
Interstate Power & Light
3.700%, 09/15/2046	50	47
ITC Holdings
3.250%, 06/30/2026	30	29
Kentucky Utilities
5.125%, 11/01/2040	194	227
MidAmerican Energy
3.950%, 08/01/2047	50	50
3.100%, 05/01/2027	50	51

84	Adviser Managed Trust / Quarterly Report / April 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.400%, 03/15/2019	$100	$101
National Fuel Gas
5.200%, 07/15/2025	100	107
NextEra Energy Capital Holdings
2.400%, 09/15/2019	150	151
NiSource Finance
5.950%, 06/15/2041	100	120
5.650%, 02/01/2045	50	60
Northern States Power
4.125%, 05/15/2044	200	206
2.200%, 08/15/2020	100	101
NRG Energy
7.250%, 05/15/2026	140	143
6.625%, 01/15/2027	275	272
6.250%, 07/15/2022	150	153
NRG Yield Operating
5.375%, 08/15/2024	100	102
Oglethorpe Power
4.250%, 04/01/2046	100	93
Ohio Edison
6.875%, 07/15/2036	200	262
Oncor Electric Delivery
3.750%, 04/01/2045	100	95
2.950%, 04/01/2025	50	50
ONE Gas
2.070%, 02/01/2019	100	100
Pacific Gas & Electric
8.250%, 10/15/2018	100	109
6.050%, 03/01/2034	400	503
5.800%, 03/01/2037	100	124
4.750%, 02/15/2044	50	56
4.300%, 03/15/2045	30	31
PacifiCorp
3.600%, 04/01/2024	100	105
Piedmont Natural Gas
3.640%, 11/01/2046	25	23
Potomac Electric Power
6.500%, 11/15/2037	100	134
PPL Capital Funding
3.400%, 06/01/2023	100	102
PPL Electric Utilities
4.150%, 10/01/2045	100	103
Progress Energy
4.400%, 01/15/2021	100	106
PSEG Power
8.625%, 04/15/2031	200	251
3.000%, 06/15/2021	100	101
Public Service Enterprise Group
2.000%, 11/15/2021	100	97
Sempra Energy
2.850%, 11/15/2020	100	102
2.400%, 03/15/2020	50	50

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
South Carolina Electric & Gas
5.100%, 06/01/2065	$100	$104
4.500%, 06/01/2064	100	94
Southern
4.400%, 07/01/2046	200	199
4.250%, 07/01/2036	30	29
3.250%, 07/01/2026	200	195
2.950%, 07/01/2023	100	99
2.350%, 07/01/2021	50	49
2.150%, 09/01/2019	250	250
1.850%, 07/01/2019	35	35
1.550%, 07/01/2018	100	100
Southern California Edison
5.950%, 02/01/2038	200	254
4.650%, 10/01/2043	100	111
3.500%, 10/01/2023	100	104
Southern Gas Capital
3.500%, 09/15/2021	200	206
Southern Power
4.950%, 12/15/2046	100	101
4.150%, 12/01/2025	100	105
2.500%, 12/15/2021	50	49
2.375%, 06/01/2020	50	50
1.500%, 06/01/2018	50	50
Southwestern Electric Power
3.900%, 04/01/2045	50	48
Suburban Propane Partners
5.500%, 06/01/2024	100	99
Talen Energy Supply
6.500%, 06/01/2025	128	102
TECO Finance
5.150%, 03/15/2020	100	107
TerraForm Global Operating
9.750%, 08/15/2022 (A)	100	111
TerraForm Power Operating
6.375%, 02/01/2023 (A)(D)	191	197
Union Electric
3.650%, 04/15/2045	100	97
Virginia Electric & Power
8.875%, 11/15/2038	150	244
4.200%, 05/15/2045	25	26
2.950%, 01/15/2022	300	307
WEC Energy Group
3.550%, 06/15/2025	100	103
2.450%, 06/15/2020	100	101
Westar Energy
4.250%, 12/01/2045	100	101
Xcel Energy
4.700%, 05/15/2020	125	133

Adviser Managed Trust / Quarterly Report / April 30, 2017	85

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.600%, 03/15/2022	$50	$50

		19,926

Total Corporate Obligations (Cost $381,985) ($ Thousands)		387,335

U.S. TREASURY OBLIGATIONS — 27.6%
U.S. Treasury Bonds
6.250%, 08/15/2023	2,500	3,129
5.375%, 02/15/2031	500	675
5.000%, 05/15/2037	1,250	1,701
4.750%, 02/15/2037	1,750	2,312
4.750%, 02/15/2041	2,110	2,797
4.500%, 02/15/2036	5,500	7,055
4.500%, 05/15/2038	150	193
4.375%, 05/15/2040	750	943
4.250%, 05/15/2039	250	309
3.875%, 08/15/2040	1,225	1,434
3.625%, 02/15/2044	4,680	5,282
3.375%, 05/15/2044	3,055	3,304
3.125%, 08/15/2044	800	827
3.000%, 11/15/2044	6,025	6,079
3.000%, 05/15/2045	700	706
3.000%, 11/15/2045	1,500	1,511
3.000%, 02/15/2047	2,350	2,372
2.875%, 05/15/2043	3,125	3,084
2.875%, 08/15/2045	750	737
2.875%, 11/15/2046	2,750	2,703
2.625%, 11/15/2020	3,500	3,623
2.500%, 02/15/2045	3,500	3,189
2.500%, 02/15/2046	2,700	2,454
2.500%, 05/15/2046	2,650	2,407
2.250%, 02/15/2027	2,500	2,493
2.250%, 08/15/2046	3,500	3,005
U.S. Treasury Notes
3.625%, 08/15/2019	1,500	1,578
3.625%, 02/15/2020	2,250	2,386
3.625%, 02/15/2021	7,500	8,048
3.500%, 05/15/2020	4,500	4,770
3.125%, 05/15/2021	6,250	6,598
2.750%, 11/15/2023	4,500	4,693
2.750%, 02/15/2024	750	782
2.625%, 08/15/2020	1,500	1,552
2.500%, 05/15/2024	7,450	7,645
2.250%, 07/31/2021	4,000	4,085
2.250%, 12/31/2023	2,000	2,023
2.250%, 01/31/2024	1,000	1,011
2.250%, 11/15/2024	5,000	5,034
2.250%, 11/15/2025	5,500	5,502
2.125%, 08/31/2020	9,000	9,166
2.125%, 01/31/2021	1,500	1,526

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
2.125%, 09/30/2021	$2,500	$2,539
2.125%, 12/31/2021	1,000	1,015
2.125%, 02/29/2024	1,500	1,504
2.125%, 03/31/2024	1,500	1,503
2.125%, 05/15/2025	2,500	2,485
2.000%, 09/30/2020	7,000	7,101
2.000%, 10/31/2021	2,000	2,019
2.000%, 11/15/2021	5,000	5,050
2.000%, 12/31/2021	5,000	5,045
2.000%, 02/15/2022	3,000	3,030
2.000%, 02/15/2025	2,850	2,813
2.000%, 08/15/2025	5,200	5,111
2.000%, 11/15/2026	2,000	1,951
1.875%, 01/31/2022	4,500	4,514
1.875%, 02/28/2022	2,000	2,007
1.875%, 03/31/2022	6,500	6,517
1.750%, 09/30/2019	8,800	8,885
1.750%, 12/31/2020	3,500	3,516
1.750%, 11/30/2021	5,000	4,995
1.750%, 01/31/2023	2,000	1,977
1.750%, 05/15/2023	1,750	1,725
1.625%, 07/31/2019	15,130	15,232
1.625%, 03/15/2020	1,000	1,005
1.625%, 02/15/2026	2,650	2,516
1.625%, 05/15/2026	3,500	3,316
1.500%, 05/31/2019	1,150	1,155
1.500%, 05/31/2020	5,000	5,001
1.500%, 02/28/2023	750	731
1.500%, 03/31/2023	2,000	1,946
1.500%, 08/15/2026	3,500	3,273
1.375%, 02/15/2020	750	749
1.375%, 02/29/2020	8,000	7,987
1.375%, 05/31/2020	750	747
1.375%, 01/31/2021	3,500	3,466
1.375%, 04/30/2021	4,000	3,952
1.375%, 05/31/2021	3,000	2,961
1.375%, 08/31/2023	1,500	1,441
1.375%, 09/30/2023	1,000	960
1.250%, 10/31/2018	1,500	1,501
1.250%, 11/15/2018	5,000	5,002
1.250%, 01/31/2019	1,500	1,500
1.250%, 03/31/2019	1,000	1,000
1.250%, 03/31/2021	5,000	4,920
1.250%, 10/31/2021	3,000	2,933
1.125%, 06/15/2018	5,000	4,998
1.125%, 01/15/2019	2,000	1,996
1.125%, 02/28/2019	3,000	2,994
1.125%, 04/30/2020	1,000	990
1.125%, 02/28/2021	3,500	3,431
1.125%, 06/30/2021	5,000	4,881
1.125%, 07/31/2021	5,500	5,364
1.125%, 08/31/2021	4,000	3,897

86	Adviser Managed Trust / Quarterly Report / April 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
1.125%, 09/30/2021	$6,500	$6,324
1.000%, 05/15/2018	5,000	4,992
1.000%, 05/31/2018	5,000	4,991
1.000%, 09/30/2019	3,000	2,976
1.000%, 11/15/2019	5,000	4,954
0.875%, 05/31/2018	3,000	2,991
0.875%, 07/15/2018	2,000	1,993
0.875%, 06/15/2019	2,000	1,982
0.750%, 07/31/2018	2,000	1,989
0.750%, 08/31/2018	2,000	1,988
0.750%, 09/30/2018	5,000	4,968
0.750%, 10/31/2018	1,000	993
0.625%, 06/30/2018	4,000	3,975

Total U.S. Treasury Obligations (Cost $354,431) ($ Thousands)		352,986

MORTGAGE-BACKED SECURITIES — 22.8%
Agency Mortgage-Backed Obligations — 22.2%
FHLMC
5.500%, 10/01/2038 to 06/01/2041	1,649	1,830
5.000%, 09/01/2023 to 11/01/2041	2,587	2,833
4.500%, 08/01/2040 to 07/01/2045	4,241	4,576
4.000%, 03/01/2019 to 02/01/2047	10,260	10,862
3.500%, 10/01/2020 to 03/01/2047	19,066	19,664
3.000%, 09/01/2029 to 03/01/2047	25,721	25,850
2.500%, 10/01/2029 to 02/01/2032	7,170	7,224
FHLMC Multifamily Structured Pass-Through Certificates, Ser K005, Cl A2
4.317%, 11/25/2019	755	800
FHLMC Multifamily Structured Pass-Through Certificates, Ser K007, Cl A2
4.224%, 03/25/2020	760	807
FHLMC Multifamily Structured Pass-Through Certificates, Ser K030, Cl A2
3.250%, 04/25/2023 (B)	500	524
FHLMC Multifamily Structured Pass-Through Certificates, Ser K038, Cl A2
3.389%, 03/25/2024	750	792
FHLMC Multifamily Structured Pass-Through Certificates, Ser K050, Cl A2
3.334%, 08/25/2025 (B)	900	943
FHLMC Multifamily Structured Pass-Through Certificates, Ser K054, Cl A2
2.745%, 01/25/2026	400	400
FHLMC TBA
4.000%, 05/15/2041	750	789
FNMA
6.000%, 07/01/2036 to 10/01/2039	1,023	1,159
5.500%, 01/01/2035 to 09/01/2041	2,878	3,218
5.000%, 07/01/2040 to 05/01/2042	4,132	4,541

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
4.500%, 04/01/2019 to 01/01/2099	$7,417	$8,010
4.000%, 09/01/2018 to 04/01/2047	19,448	20,506
3.500%, 01/01/2027 to 04/01/2047	34,564	35,668
3.000%, 08/01/2029 to 01/01/2047	39,733	40,070
2.500%, 07/01/2028 to 03/01/2043	9,982	10,067
1.875%, 09/24/2026	300	283
FNMA TBA
5.000%, 05/01/2038	1,000	1,095
3.500%, 05/15/2045	500	514
3.000%, 05/25/2026	1,325	1,363
FNMA, Ser 2012-M2, Cl A2
2.717%, 02/25/2022	500	512
FNMA, Ser 2014-M11, Cl 2A
3.415%, 08/25/2026 (B)	966	987
FNMA, Ser 2015-M1, Cl A2
2.532%, 09/25/2024	350	349
FNMA, Ser 2016-M11, Cl A2
2.369%, 07/25/2026 (B)	542	522
GNMA
6.500%, 11/15/2038	98	111
5.500%, 01/15/2033 to 10/20/2043	1,380	1,548
5.000%, 10/15/2033 to 11/20/2046	2,968	3,243
4.500%, 04/15/2040 to 12/20/2046	5,023	5,388
4.000%, 04/15/2040 to 01/20/2047	11,195	11,859
3.500%, 06/20/2042 to 03/20/2047	26,681	27,780
3.000%, 05/15/2042 to 04/20/2047	23,647	24,003
GNMA TBA
4.500%, 05/01/2039	1,000	1,067
4.000%, 05/01/2042	750	793
3.500%, 05/15/2041	425	441
3.000%, 05/01/2043	350	355

		283,346

Non-Agency Mortgage-Backed Obligations — 0.6%
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A4
3.024%, 09/10/2045	550	563
Citigroup Commercial Mortgage Trust, Ser 2014-GC21, Cl A5
3.855%, 05/10/2047	265	280
Commercial Mortgage Trust, Ser 2013-CR13, Cl A2
3.039%, 12/10/2018	500	509
Commercial Mortgage Trust, Ser 2014-UBS2, Cl A5
3.961%, 03/10/2047	270	285
Commercial Mortgage Trust, Ser 2014-UBS3, Cl A3
3.546%, 06/10/2047	700	721
GS Mortgage Securities II, Ser 2014-GC20, Cl A5
3.998%, 04/10/2047	265	281

Adviser Managed Trust / Quarterly Report / April 30, 2017	87

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C14, Cl AS
4.409%, 08/15/2046 (B)	$295	$316
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl A4
3.801%, 09/15/2047	500	523
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2048	650	682
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A4
2.858%, 11/15/2045	600	609
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C16, Cl A3
3.592%, 06/15/2047	1,000	1,034
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.185%, 03/10/2046	305	312
WFRBS Commercial Mortgage Trust, Ser 2012- C7, Cl A2
3.431%, 06/15/2045	500	519
WFRBS Commercial Mortgage Trust, Ser 2014- C19, Cl A5
4.101%, 03/15/2047	250	267
WFRBS Commercial Mortgage Trust, Ser 2014- C22, Cl A4
3.488%, 09/15/2057	300	310

		7,211

Total Mortgage-Backed Securities (Cost $291,882) ($ Thousands)		290,557

SOVEREIGN DEBT — 15.5%
Angolan Government International Bond
9.500%, 11/12/2025 (A)	300	314
Argentine Republic Government International Bond
8.280%, 12/31/2033	911	1,018
7.625%, 04/22/2046	650	692
7.500%, 04/22/2026	1,000	1,096
7.125%, 07/06/2036	450	455
6.875%, 04/22/2021	850	930
6.875%, 01/26/2027	850	898
6.625%, 07/06/2028	400	409
6.250%, 04/22/2019	550	584
5.625%, 01/26/2022	625	651
3.750%, 03/31/2019 (D)	750	499
Armenia Government International Bond
7.150%, 03/26/2025	200	218
Azerbaijan Government International Bond
4.750%, 03/18/2024 (A)	200	204

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Bahrain Government International Bond
7.000%, 01/26/2026 (A)		$200	$214
7.000%, 10/12/2028 (A)		200	208
6.125%, 07/05/2022 (A)		400	423
6.125%, 08/01/2023 (A)		200	211
6.000%, 09/19/2044 (A)		200	176
5.875%, 01/26/2021 (A)		200	210
5.500%, 03/31/2020 (A)		400	420
Bolivian Government International Bond
5.950%, 08/22/2023		200	222
4.500%, 03/20/2028 (A)		200	195
Brazilian Government International Bond
8.250%, 01/20/2034		650	826
7.125%, 01/20/2037		200	232
6.000%, 04/07/2026		800	877
5.875%, 01/15/2019		500	534
5.625%, 01/07/2041		550	546
5.625%, 02/21/2047		400	396
5.000%, 01/27/2045		450	408
4.875%, 01/22/2021		500	530
4.250%, 01/07/2025		900	898
2.625%, 01/05/2023		750	700
Bundesobligation
0.250%, 10/16/2020	EUR	230	258
0.094%, 04/17/2020 (C)		175	194
Bundesrepublik Deutschland
4.750%, 07/04/2034		521	939
2.500%, 07/04/2044		270	393
2.000%, 08/15/2023		490	609
0.500%, 02/15/2025		555	628
0.154%, 08/15/2026 (C)		500	532
Cameroon Government International Bond
9.500%, 11/19/2025 (A)		$200	228
Canadian Government International Bond
3.500%, 12/01/2045	CAD	110	103
2.250%, 06/01/2025		744	582
1.750%, 09/01/2019		778	582
1.625%, 02/27/2019		$100	101
Chile Government International Bond
3.875%, 08/05/2020		150	159
3.625%, 10/30/2042		150	149
3.250%, 09/14/2021		200	207
3.125%, 01/21/2026		610	622
Colombia Government International Bond
7.375%, 03/18/2019		750	825
7.375%, 09/18/2037		325	418
6.125%, 01/18/2041		700	805
5.625%, 02/26/2044		500	546
5.000%, 06/15/2045		800	808
4.500%, 01/28/2026		500	533
4.375%, 07/12/2021		400	425
4.000%, 02/26/2024		800	827

88	Adviser Managed Trust / Quarterly Report / April 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
3.875%, 04/25/2027	$300	$302
2.625%, 03/15/2023	300	290
Costa Rica Government International Bond
7.158%, 03/12/2045	200	208
7.000%, 04/04/2044 (A)	200	207
4.375%, 04/30/2025 (A)	200	191
4.250%, 01/26/2023 (A)	200	194
Croatia Government International Bond
6.750%, 11/05/2019	200	218
6.625%, 07/14/2020 (A)	200	220
6.375%, 03/24/2021	350	387
6.000%, 01/26/2024	450	501
5.500%, 04/04/2023	250	271
Dominican Republic International Bond
7.500%, 05/06/2021	200	222
7.450%, 04/30/2044	250	284
6.875%, 01/29/2026 (A)	400	446
6.850%, 01/27/2045	400	426
6.600%, 01/28/2024	200	221
5.950%, 01/25/2027 (A)	200	209
5.875%, 04/18/2024	200	213
5.500%, 01/27/2025	200	207
Ecuador Government International Bond
10.750%, 03/28/2022 (A)	400	434
10.500%, 03/24/2020	200	214
9.650%, 12/13/2026 (A)	400	407
7.950%, 06/20/2024	400	382
Egypt Government International Bond MTN
8.500%, 01/31/2047 (A)	200	218
7.500%, 01/31/2027 (A)	400	431
6.875%, 04/30/2040	300	285
6.125%, 01/31/2022 (A)	400	416
5.875%, 06/11/2025	400	394
5.750%, 04/29/2020	200	208
El Salvador Government International Bond
8.625%, 02/28/2029 (A)	100	101
7.750%, 01/24/2023	150	151
7.650%, 06/15/2035	60	55
7.625%, 02/01/2041 (A)	300	269
7.375%, 12/01/2019	150	151
6.375%, 01/18/2027	200	178
5.875%, 01/30/2025	200	179
Ethiopia Government International Bond
6.625%, 12/11/2024	200	198
Export Development Canada
1.625%, 12/03/2019	300	300
1.625%, 01/17/2020	250	250
1.375%, 10/21/2021	100	98
1.000%, 11/01/2018	100	100
Export-Import Bank of Korea
4.375%, 09/15/2021	200	214
2.875%, 01/21/2025	200	197

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
2.625%, 05/26/2026	$200	$192
2.250%, 01/21/2020	200	200
FMS Wertmanagement AoeR MTN
1.750%, 01/24/2020	200	201
1.000%, 08/16/2019	500	493
France Government International Bond
4.750%, 04/25/2035	EUR 145	243
4.500%, 04/25/2041	130	222
4.250%, 10/25/2023	858	1,182
3.750%, 04/25/2021	700	886
3.250%, 10/25/2021	600	756
3.250%, 05/25/2045	400	574
2.750%, 10/25/2027	450	582
2.500%, 05/25/2030	1,130	1,439
French Treasury Note
1.000%, 07/25/2017	185	202
Gabon Government International Bond
6.950%, 06/16/2025	$200	198
6.375%, 12/12/2024	200	196
Georgia Government International Bond
6.875%, 04/12/2021 (A)	200	221
Ghana Government International Bond
10.750%, 10/14/2030	300	362
8.125%, 01/18/2026	200	197
7.875%, 08/07/2023	200	198
Guatemala Government International Bond
5.750%, 06/06/2022 (A)	200	220
4.875%, 02/13/2028	200	207
Honduras Government International Bond
7.500%, 03/15/2024	200	222
6.250%, 01/19/2027 (A)	150	155
Hungary Government International Bond
7.625%, 03/29/2041	300	443
6.375%, 03/29/2021	850	960
6.250%, 01/29/2020	350	384
5.750%, 11/22/2023	400	455
5.375%, 02/21/2023	400	444
5.375%, 03/25/2024	650	729
4.000%, 03/25/2019	150	156
Indonesia Government International Bond
11.625%, 03/04/2019	300	353
8.500%, 10/12/2035	300	430
7.750%, 01/17/2038	300	413
6.750%, 01/15/2044 (A)	275	353
6.625%, 02/17/2037	300	368
5.950%, 01/08/2046 (A)	400	471
5.875%, 03/13/2020	400	437
5.875%, 01/15/2024 (A)	300	342
5.375%, 10/17/2023 (A)	200	223
5.250%, 01/17/2042 (A)	400	431
5.250%, 01/08/2047 (A)	200	215
5.125%, 01/15/2045 (A)	400	424

Adviser Managed Trust / Quarterly Report / April 30, 2017	89

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
4.875%, 05/05/2021 (A)		$450	$484
4.750%, 01/08/2026 (A)		400	428
4.625%, 04/15/2043 (A)		400	406
4.350%, 01/08/2027 (A)		400	417
4.125%, 01/15/2025 (A)		400	412
3.750%, 04/25/2022 (A)		400	411
3.700%, 01/08/2022 (A)		200	205
3.375%, 04/15/2023 (A)		200	200
Iraq Government AID Bond
2.149%, 01/18/2022		220	220
Iraq Government International Bond
5.800%, 01/15/2028 (A)		500	447
Israel Government International Bond
4.500%, 01/30/2043		200	209
4.000%, 06/30/2022		200	213
Italy Buoni Poliennali Del Tesoro
5.000%, 08/01/2034		EUR 330	463
4.750%, 09/01/2028 (A)		654	875
4.000%, 09/01/2020		310	377
3.750%, 05/01/2021		307	375
3.500%, 06/01/2018		452	512
3.250%, 09/01/2046 (A)		315	339
2.500%, 05/01/2019		800	913
2.500%, 12/01/2024		325	371
2.250%, 09/01/2036 (A)		150	149
2.150%, 12/15/2021		643	741
2.000%, 12/01/2025		450	490
1.150%, 05/15/2017		1,479	1,611
1.050%, 12/01/2019		422	469
0.650%, 11/01/2020		785	862
0.650%, 10/15/2023		700	725
Italy Government International Bond MTN
6.875%, 09/27/2023		$100	118
5.375%, 06/15/2033		150	163
Ivory Coast Government International Bond
6.375%, 03/03/2028		200	201
5.750%, 12/31/2032 (D)		392	376
5.375%, 07/23/2024		200	195
Jamaica Government International Bond
7.875%, 07/28/2045		200	232
6.750%, 04/28/2028		300	335
Japan Bank for International Cooperation
2.250%, 02/24/2020		200	201
2.125%, 02/10/2025		200	192
1.875%, 07/21/2026		200	186
1.750%, 11/13/2018		550	550
Japan Finance Organization for Municipalities
4.000%, 01/13/2021		100	106
Japan Government Five Year Bond
0.200%, 06/20/2017	JPY	70,250	631
0.200%, 12/20/2017		69,000	620
0.200%, 12/20/2018		292,550	2,642

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
0.100%, 03/20/2018	JPY	86,000	$774
0.100%, 06/20/2019		63,500	573
0.100%, 06/20/2020		115,500	1,045
0.100%, 09/20/2020		209,300	1,895
0.100%, 09/20/2021		252,000	2,286
0.100%, 12/20/2021		205,000	1,862
Japan Government Ten Year Bond
0.700%, 12/20/2022		136,400	1,281
0.600%, 03/20/2023		117,100	1,096
0.500%, 09/20/2024		339,450	3,179
0.400%, 09/20/2025		60,000	559
0.100%, 03/20/2026		81,850	742
0.100%, 09/20/2026		141,200	1,279
0.100%, 03/20/2027		120,000	1,085
Japan Government Thirty Year Bond
2.500%, 03/20/2036		184,150	2,240
1.700%, 09/20/2044		296,650	3,292
0.600%, 12/20/2046		18,000	154
0.500%, 09/20/2046		17,000	141
0.300%, 06/20/2046		13,350	105
Japan Government Twenty Year Bond
2.100%, 03/20/2030		231,500	2,586
1.600%, 03/20/2033		130,250	1,396
1.500%, 03/20/2033		140,600	1,486
0.600%, 12/20/2036		63,000	570
0.500%, 09/20/2036		22,000	196
Jordan Government International Bond
6.125%, 01/29/2026 (A)		$200	204
5.750%, 01/31/2027 (A)		200	198
Kazakhstan Government International Bond MTN
6.500%, 07/21/2045 (A)		250	297
5.125%, 07/21/2025 (A)		550	600
4.875%, 10/14/2044 (A)		200	198
3.875%, 10/14/2024 (A)		200	203
Kenya Government International Bond
6.875%, 06/24/2024		400	405
5.875%, 06/24/2019		200	207
Korea Government International Bond
3.875%, 09/11/2023		200	215
Kuwait Government International Bond
3.500%, 03/20/2027 (A)		750	767
2.750%, 03/20/2022 (A)		750	757
Lebanon Government International Bond MTN
8.250%, 04/12/2021		500	554
7.250%, 03/23/2037		200	203
7.000%, 03/23/2032		200	203
6.850%, 03/23/2027		200	205
6.650%, 11/03/2028		250	251
6.650%, 02/26/2030		550	552
6.600%, 11/27/2026		800	808
6.375%, 03/09/2020		200	207

90	Adviser Managed Trust / Quarterly Report / April 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
6.100%, 10/04/2022	$600	$615
6.000%, 01/27/2023	50	51
5.800%, 04/14/2020	550	561
5.450%, 11/28/2019	500	509
5.150%, 11/12/2018	200	203
Mexico Government International Bond MTN
8.125%, 12/30/2019	100	117
6.750%, 09/27/2034	625	785
6.050%, 01/11/2040	900	1,043
5.750%, 10/12/2110	500	509
5.550%, 01/21/2045	600	660
5.125%, 01/15/2020	950	1,029
4.750%, 03/08/2044	1,100	1,085
4.600%, 01/23/2046	800	774
4.350%, 01/15/2047	600	556
4.150%, 03/28/2027	600	617
4.125%, 01/21/2026	1,100	1,140
4.000%, 10/02/2023	750	778
3.625%, 03/15/2022	800	825
3.600%, 01/30/2025	900	904
3.500%, 01/21/2021	100	104
Mongolia Government International Bond MTN
8.750%, 03/09/2024 (A)	200	222
5.125%, 12/05/2022	200	191
Morocco Government International Bond
5.500%, 12/11/2042 (A)	200	217
4.250%, 12/11/2022 (A)	200	208
Mozambique Government International Bond
10.500%, 01/18/2023 (A)	200	143
Namibia Government International Bond
5.500%, 11/03/2021 (A)	200	212
Nigeria Government International Bond
7.875%, 02/16/2032 (A)	200	217
6.375%, 07/12/2023	200	206
5.125%, 07/12/2018	200	203
Oman Government International Bond
6.500%, 03/08/2047 (A)	400	431
5.375%, 03/08/2027 (A)	400	417
4.750%, 06/15/2026 (A)	400	402
3.625%, 06/15/2021 (A)	400	405
Pakistan Government International Bond
8.250%, 09/30/2025	200	225
7.250%, 04/15/2019	250	264
Panama Government International Bond
7.125%, 01/29/2026	100	127
6.700%, 01/26/2036	500	646
5.200%, 01/30/2020	450	486
4.300%, 04/29/2053	200	197
4.000%, 09/22/2024	450	472
3.875%, 03/17/2028	400	413
3.750%, 03/16/2025	700	721

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Paraguay Government International Bond
6.100%, 08/11/2044	$200	$215
5.000%, 04/15/2026 (A)	200	210
Peruvian Government International Bond
8.750%, 11/21/2033	250	382
7.350%, 07/21/2025	650	848
6.550%, 03/14/2037	500	655
5.625%, 11/18/2050	550	667
4.125%, 08/25/2027	300	326
Philippine Government International Bond
10.625%, 03/16/2025	100	153
9.875%, 01/15/2019	150	170
9.500%, 02/02/2030	100	159
8.375%, 06/17/2019	300	342
7.750%, 01/14/2031	550	786
6.500%, 01/20/2020	200	224
6.375%, 01/15/2032	100	129
6.375%, 10/23/2034	550	733
5.500%, 03/30/2026	850	1,009
5.000%, 01/13/2037	500	586
4.200%, 01/21/2024	650	708
4.000%, 01/15/2021	350	373
3.950%, 01/20/2040	600	618
3.700%, 03/01/2041	600	598
3.700%, 02/02/2042	200	199
Poland Government International Bond
6.375%, 07/15/2019	750	822
5.125%, 04/21/2021	450	494
5.000%, 03/23/2022	675	742
4.000%, 01/22/2024	500	528
3.250%, 04/06/2026	550	549
3.000%, 03/17/2023	400	401
Province of Alberta Canada
1.900%, 12/06/2019	200	201
Province of British Columbia Canada
2.250%, 06/02/2026	100	97
2.000%, 10/23/2022	225	224
Province of Manitoba Canada
3.050%, 05/14/2024	100	103
2.125%, 06/22/2026	100	95
1.125%, 06/01/2018	100	100
Province of Ontario Canada
4.400%, 04/14/2020	200	214
3.200%, 05/16/2024	400	418
2.500%, 09/10/2021	200	203
2.500%, 04/27/2026	200	197
2.400%, 02/08/2022	100	101
2.000%, 01/30/2019	100	101
1.625%, 01/18/2019	100	100
Province of Quebec Canada
7.500%, 09/15/2029	300	431
3.500%, 07/29/2020	250	263

Adviser Managed Trust / Quarterly Report / April 30, 2017	91

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
2.750%, 04/12/2027	$50	$50
2.375%, 01/31/2022	100	101
Qatar Government International Bond
9.750%, 06/15/2030 (A)	200	321
6.550%, 04/09/2019 (A)	300	326
6.400%, 01/20/2040 (A)	200	260
5.750%, 01/20/2042 (A)	200	243
5.250%, 01/20/2020 (A)	450	485
4.625%, 06/02/2046 (A)	400	418
4.500%, 01/20/2022 (A)	350	379
3.250%, 06/02/2026 (A)	600	603
2.375%, 06/02/2021 (A)	700	696
Republic of Suriname
9.250%, 10/26/2026 (A)	200	202
Romanian Government International Bond MTN
6.750%, 02/07/2022 (A)	300	348
6.125%, 01/22/2044 (A)	200	248
4.875%, 01/22/2024 (A)	300	327
4.375%, 08/22/2023 (A)	300	317
Russian Foreign Bond - Eurobond
12.750%, 06/24/2028 (A)	475	842
11.000%, 07/24/2018 (A)	550	613
7.500%, 03/31/2030 (D)	2,045	2,466
5.875%, 09/16/2043 (A)	200	231
5.625%, 04/04/2042 (A)	600	668
5.000%, 04/29/2020	700	748
4.875%, 09/16/2023 (A)	800	867
4.500%, 04/04/2022 (A)	400	428
3.500%, 01/16/2019 (A)	400	410
Saudi Government International Bond MTN
4.500%, 10/26/2046 (A)	1,300	1,285
3.250%, 10/26/2026 (A)	1,000	976
2.375%, 10/26/2021 (A)	1,050	1,032
Senegal Government International Bond
6.250%, 07/30/2024	200	204
Serbia Government International Bond
7.250%, 09/28/2021	250	288
5.875%, 12/03/2018	200	210
4.875%, 02/25/2020	400	417
South Africa Government International Bond
6.875%, 05/27/2019	250	271
6.250%, 03/08/2041	200	221
5.875%, 05/30/2022	200	218
5.875%, 09/16/2025	300	324
5.500%, 03/09/2020	350	371
5.375%, 07/24/2044	200	199
5.000%, 10/12/2046	200	189
4.875%, 04/14/2026	200	202
4.665%, 01/17/2024	300	303
4.300%, 10/12/2028	400	377

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Sri Lanka Government International Bond
6.850%, 11/03/2025 (A)	$200	$210
6.825%, 07/18/2026 (A)	200	210
6.250%, 10/04/2020 (A)	200	212
6.250%, 07/27/2021 (A)	200	212
6.125%, 06/03/2025	200	204
6.000%, 01/14/2019	200	207
5.875%, 07/25/2022 (A)	200	207
5.750%, 01/18/2022 (A)	200	207
Svensk Exportkredit MTN
1.875%, 06/23/2020	200	200
1.250%, 04/12/2019	250	248
Trinidad & Tobago Government International Bond
4.500%, 08/04/2026 (A)	300	290
Turkey Government International Bond
8.000%, 02/14/2034	100	125
7.500%, 11/07/2019	450	496
7.375%, 02/05/2025	650	754
7.250%, 03/05/2038	200	237
7.000%, 03/11/2019	200	214
7.000%, 06/05/2020	350	385
6.875%, 03/17/2036	600	680
6.750%, 05/30/2040	400	450
6.625%, 02/17/2045	650	728
6.250%, 09/26/2022	500	543
6.000%, 03/25/2027	600	642
6.000%, 01/14/2041	600	622
5.750%, 03/22/2024	550	583
5.625%, 03/30/2021	400	424
5.125%, 03/25/2022	200	207
4.875%, 10/09/2026	900	891
4.875%, 04/16/2043	625	565
4.250%, 04/14/2026	500	475
3.250%, 03/23/2023	200	188
Ukraine Government AID Bond
1.847%, 05/29/2020	263	263
Ukraine Government International Bond
7.750%, 09/01/2019 (A)	400	408
7.750%, 09/01/2020 (A)	400	403
7.750%, 09/01/2021 (A)	400	399
7.750%, 09/01/2025 (A)	400	379
7.750%, 09/01/2026 (A)	400	375
7.750%, 09/01/2027 (A)	400	375
United Kingdom Gilt
4.750%, 12/07/2038	GBP 220	442
4.500%, 09/07/2034	128	239
4.250%, 06/07/2032	448	798
4.250%, 06/07/2032	75	134
4.250%, 12/07/2040	318	611
3.750%, 09/07/2021	732	1,089
3.750%, 07/22/2052	755	1,524

92	Adviser Managed Trust / Quarterly Report / April 30, 2017

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
3.500%, 01/22/2045	GBP	215	$384
3.500%, 07/22/2068		40	87
2.250%, 09/07/2023		470	670
2.000%, 07/22/2020		296	405
2.000%, 09/07/2025		165	233
1.500%, 07/22/2026		483	651
1.250%, 07/22/2018		302	396
Uruguay Government International Bond
7.625%, 03/21/2036		$400	526
5.100%, 06/18/2050		875	871
4.500%, 08/14/2024		500	536
4.375%, 10/27/2027		600	630
4.125%, 11/20/2045		200	179
Venezuela Government International Bond
12.750%, 08/23/2022		700	431
11.950%, 08/05/2031		900	520
11.750%, 10/21/2026		700	405
9.375%, 01/13/2034		550	267
9.250%, 09/15/2027		500	267
9.250%, 05/07/2028		200	95
9.000%, 05/07/2023		600	299
8.250%, 10/13/2024		100	47
7.750%, 10/13/2019		750	451
7.650%, 04/21/2025		500	231
7.000%, 03/31/2038		400	181
Vietnam Government International Bond
6.750%, 01/29/2020		150	164
4.800%, 11/19/2024		200	205
Zambia Government International Bond
8.970%, 07/30/2027		200	214
8.500%, 04/14/2024		200	210
5.375%, 09/20/2022		200	188

Total Sovereign Debt (Cost $193,585) ($ Thousands)			197,867

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.4%
FFCB
1.620%, 04/20/2021		250	248
1.500%, 12/19/2019		250	250
1.100%, 06/01/2018		250	250
FHLB
5.500%, 07/15/2036		225	301
2.310%, 08/09/2022		500	500
1.875%, 11/29/2021		500	501
1.650%, 01/06/2020		250	250
1.625%, 06/14/2019		1,250	1,255
1.375%, 11/15/2019		425	424
1.250%, 01/16/2019		1,000	999
1.125%, 07/14/2021		750	731

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
FHLMC
6.750%, 03/15/2031	$500	$723
6.250%, 07/15/2032	300	423
2.375%, 01/13/2022	375	383
1.375%, 05/01/2020	1,200	1,194
1.250%, 07/26/2019	250	248
1.100%, 09/13/2018	500	499
1.070%, 09/06/2018	250	249
FHLMC MTN
0.875%, 10/12/2018	1,000	994
FNMA
6.625%, 11/15/2030	475	677
2.625%, 09/06/2024	600	615
2.125%, 04/24/2026	205	198
1.875%, 02/19/2019 to 12/28/2020	1,250	1,260
1.750%, 09/12/2019	750	755
1.625%, 01/21/2020	375	376
1.500%, 06/22/2020	300	300
1.125%, 10/19/2018	500	499
1.000%, 02/26/2019	1,000	994
0.875%, 08/02/2019	250	247
Tennessee Valley Authority
5.250%, 09/15/2039	275	353
3.500%, 12/15/2042	125	127
2.875%, 09/15/2024 to 02/01/2027	650	669

Total U.S. Government Agency Obligations (Cost $17,439) ($ Thousands)		17,492

ASSET-BACKED SECURITIES — 0.5%
American Express Credit, Ser 2017-A
1.930%, 09/15/2022	500	501
CarMax Auto Owner Trust, Ser 2016-4, Cl A3
1.400%, 08/15/2021	650	644
Chase Issuance Trust, Ser 2012-A7
2.160%, 09/16/2024	300	298
Citibank Credit Card Issuance Trust, Ser 2014-A5
2.680%, 06/07/2023	470	481
Citibank Credit Card Issuance Trust, Ser 2016-A1
1.750%, 11/19/2021	305	305
Citibank Credit Card Issuance Trust, Ser 2017-A3
1.920%, 04/07/2022	500	502
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A4
3.718%, 08/15/2048	245	255
CSMC Trust, Ser 2016-NXSR, Cl A4
3.795%, 12/15/2049 (B)	350	365

Adviser Managed Trust / Quarterly Report / April 30, 2017	93

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Discover Card Execution Note Trust, Ser 2014-A4
2.120%, 12/15/2021	$200	$202
GS Mortgage Securities Trust, Ser 2015-GC34, Cl A4
3.506%, 10/10/2048	500	513
Morgan Stanley Capital I Trust, Ser 2016-BNK2, Cl A3
2.791%, 11/15/2049	500	487
Santander Drive Auto Receivables Trust, Ser 2015-3, Cl C
2.740%, 01/15/2021	700	708
Synchrony Credit Card Master Note Trust, Ser 2012-7, Cl A
1.760%, 09/15/2022	300	300
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl A3
3.290%, 05/15/2048	650	661
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl A1
1.577%, 01/15/2059	413	411
Wells Fargo Commercial Mortgage Trust, Ser 2017-RC1, Cl A4
3.631%, 01/15/2060	300	311

Total Asset-Backed Securities (Cost $6,960) ($ Thousands)		6,944

MUNICIPAL BONDS — 0.5%
California — 0.2%
Bay Area, Toll Authority, RB
6.263%, 04/01/2049	200	276
California State University, Ser B Callable 05/01/2047 @ 100
3.899%, 11/01/2047	200	201
California State, Build America Bonds, GO
7.600%, 11/01/2040	175	262
7.550%, 04/01/2039	350	517
California State, Department of Water Resources, Ser P, RB
2.000%, 05/01/2022	25	25
California State, East Bay Municipal Utility District, Water System Revenue, RB
5.874%, 06/01/2040	200	252
Los Angeles, Unified School District, GO
5.750%, 07/01/2034	200	249
University of California, Ser AJ, RB
4.601%, 05/15/2031	250	277
University of California, Ser AQ, RB
4.767%, 05/15/2115	250	246

		2,305

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Connecticut — 0.0%
Connecticut State, Ser A, GO
5.850%, 03/15/2032	$200	$244

Georgia — 0.0%
Georgia State, Municipal Electric Authority, RB
6.655%, 04/01/2057	100	116
6.637%, 04/01/2057	200	234

		350

Illinois — 0.0%
Illinois State, GO
5.100%, 06/01/2033	400	359
4.950%, 06/01/2023	100	101

		460

New Jersey — 0.1%
New Jersey State, Turnpike Authority, RB
7.414%, 01/01/2040	225	326
7.102%, 01/01/2041	350	491

		817

New York — 0.1%
New York & New Jersey, Port Authority, RB
4.458%, 10/01/2062	200	206
4.229%, 10/15/2057	65	66
New York City, Water & Sewer System, RB
5.750%, 06/15/2041	100	128
New York State, Dormitory Authority, RB
5.289%, 03/15/2033	100	117
New York State, Metropolitan Transportation Authority, RB
6.814%, 11/15/2040	250	337

		854

Ohio — 0.0%
American Municipal Power, Ser B, RB
8.084%, 02/15/2050	100	155

South Carolina — 0.0%
South Carolina State, Public Service Authority, Ser D, RB
2.388%, 12/01/2023	50	47

Tennessee — 0.0%
Nashville & Davidson County, Metropolitan Government, Health & Educational Facilities Board, Ser B, RB
Callable 04/01/2026 @ 100
4.053%, 07/01/2026	100	104

94	Adviser Managed Trust / Quarterly Report / April 30, 2017

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Texas — 0.1%
Houston, Ser A, GO
6.290%, 03/01/2032	$90	$107
Texas State, Build America Bonds, GO
5.517%, 04/01/2039	200	252
Texas State, Transportation Commission State Highway Fund, Ser B, RB
5.178%, 04/01/2030	200	237

		596

Total Municipal Bonds (Cost $5,891) ($ Thousands)		5,932

	Number of Warrants
WARRANTS — 0.0%
Comstock Resources, Expires 06/15/2020 Strike Price $0 * (Cost $—) ($ Thousands)	275	2

Total Investments — 98.6% (Cost $1,252,173) ($ Thousands) @		$1,259,115

A list of the open forward foreign currency contracts held by the Fund at April 30, 2017, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency To Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
05/02/17	CAD	1,724	USD	1,294	$33
05/02/17	GBP	5,846	USD	7,304	(259)
05/02/17	EUR	17,442	USD	18,661	(332)
05/02/17	JPY	3,737,877	USD	33,507	(25)

					$(583)

A list of the counterparties for the outstanding foreign currency contracts held by the Fund at April 30, 2017, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Brown Brothers Harriman	$(61,350)	$60,767	$(583)

			$(583)

For the period ended April 30, 2017, the total amount of all open forward foreign currency contracts, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,276,702 ($ Thousands).

*	Non-income producing security.
‡	REITs
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2017, the value of these securities amounted to $104,486($ Thousands), representing 8.2% of the Net Assets of the Fund.
(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of April 30, 2017.
(C)	Zero Coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.
(D)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on April 30, 2017. The coupon on a step bond changes on a specified date.

@ At April 30, 2017 the tax basis cost of the Fund’s investments was $1,252,173 ($ Thousands), and the unrealized appreciation and depreciation were $19,254 ($ Thousands) and $(12,312) ($ Thousands), respectively.

AID — Agency for International Development

ARS — Argentine Peso

CAD — Canadian Dollar

Cl — Class

EUR — Euro

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

GO — General Obligation

JPY — Japanese Yen

LLC —Limited Liability Company

LLLP—Limited Liability Limited Partnership

MTN — Medium Term Note

PIK — Payment-in-Kind

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

USD — United States Dollar

The following is a list of inputs used as of April 30, 2017 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3‡	Total
Corporate Obligations	$—	$387,335	$—	$387,335
U.S. Treasury Obligations	—	352,986	—	352,986
Mortgage-Backed Securities	—	290,557	—	290,557
Sovereign Debt	—	197,867	—	197,867
U.S. Government Agency Obligations	—	17,492	—	17,492
Asset-Backed Securities	—	6,944	—	6,944
Municipal Bonds	—	5,932	—	5,932
Warrants	—	—	2	2

Total Investments in Securities	$—	$1,259,113	$2	$1,259,115

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts *
Unrealized Appreciation	$—	$33	$—	$33
Unrealized Depreciation	—	(616)	—	(616)

Total Other Financial Instruments	$—	$(583)	$—	$(583)

Adviser Managed Trust / Quarterly Report / April 30, 2017	95

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Tactical Offensive Fixed Income Fund (Concluded)

*	Forwards contracts are valued at the unrealized appreciation (depreciation) on the instruments.
‡	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended April 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended April 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

96	Adviser Managed Trust / Quarterly Report / April 30, 2017

Item 2.	Controls and Procedures

a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 as amended (the “1940 Act”)) are effective , based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and each principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adviser Managed Trust

By	/s/ Robert A. Nesher, President
Robert A. Nesher, President
Date: June 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: June 29, 2017

By	/s/ James J. Hoffmayer
James J. Hoffmayer, Controller & CFO

Date: June 29, 2017